     As filed with the Securities and Exchange Commission on April 28, 2000


                               File No. 333-02381
                               File No. 811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /


         Post-Effective Amendment No.  15                                    /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               /X/


         Amendment No.  17                                                   /X/


                         THE HARTFORD MUTUAL FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

         Upon this amendment to the Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)

              ___  immediately upon filing pursuant to paragraph (b) of Rule 485
               X   on May 1, 2000 pursuant to paragraph (b) of Rule 485
              ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
              ___  on             pursuant to paragraph (a)(1) of Rule 485
              ___  75 days after filing pursuant to paragraph (a)(2) of Rule 485
              ___  on             pursuant to paragraph (a)(2) of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of its Common Stock.


The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on March 9, 2000.

                        THE HARTFORD MUTUAL FUNDS, INC.

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS
                               MAY 1, 2000

AS WITH ALL MUTUAL FUNDS, THE                     GLOBAL HEALTH FUND
SECURITIES AND EXCHANGE COMMISSION                GLOBAL TECHNOLOGY FUND
HAS NOT APPROVED OR DISAPPROVED                   SMALL COMPANY FUND
THESE SECURITIES OR PASSED UPON                   CAPITAL APPRECIATION FUND
THE ADEQUACY OF THIS PROSPECTUS.                  MIDCAP FUND
ANY REPRESENTATION TO THE CONTRARY                INTERNATIONAL OPPORTUNITIES FUND
IS A CRIMINAL OFFENSE.                            GLOBAL LEADERS FUND
                                                  STOCK FUND
                                                  GROWTH AND INCOME FUND
                                                  DIVIDEND AND GROWTH FUND
                                                  ADVISERS FUND
                                                  HIGH YIELD FUND
                                                  BOND INCOME STRATEGY FUND
                                                  MONEY MARKET FUND

                               THE HARTFORD MUTUAL FUNDS, INC.
                               P.O. BOX 219054
                               KANSAS CITY, MO 64121-9054

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
--------------------------------------------------------------------------------


The Hartford Mutual Funds, Inc. is a family of fourteen mutual funds, each with its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of each fund. Each fund, except the Global Health Fund and Global Technology Fund, is a diversified fund. The Global Health Fund and Global Technology Fund are non-diversified funds, which are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.



The investment manager to each fund is Hartford Investment Financial Services Company ("HIFSCO"). The day-to-day portfolio management of the funds is provided by two investment sub-advisers -- Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO"). Information regarding HIFSCO, Wellington Management and HIMCO is included under "Management of the Funds" in this prospectus.


Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS
--------------------------------------------------------------------------------


A summary of each fund's goals,               The Hartford Global Health Fund                            2
strategies, risks, performance and            The Hartford Global Technology Fund                        4
expenses.                                     The Hartford Small Company Fund                            6
                                              The Hartford Capital Appreciation Fund                     8
                                              The Hartford MidCap Fund                                  10
                                              The Hartford International Opportunities Fund             12
                                              The Hartford Global Leaders Fund                          14
                                              The Hartford Stock Fund                                   16
                                              The Hartford Growth and Income Fund                       18
                                              The Hartford Dividend and Growth Fund                     20
                                              The Hartford Advisers Fund                                22
                                              The Hartford High Yield Fund                              24
                                              The Hartford Bond Income Strategy Fund                    26
                                              The Hartford Money Market Fund                            28
                                              Prior performance of similar funds                        30
Description of other investment               Other investment strategies and investment matters        32
strategies and investment risks.
Investment manager and management             Management of the funds                                   32
fee information.
Information on your account.                  About your account                                        34
                                              Choosing a share class                                    34
                                              How sales charges are calculated                          34
                                              Sales charge reductions and waivers                       35
                                              Opening an account                                        36
                                              Buying shares                                             37
                                              Selling shares                                            38
                                              Selling shares in writing                                 39
                                              Transaction policies                                      40
Further information on the funds.             Additional share classes                                  43
                                              Financial highlights                                      44
                                              For more information                              back cover


THE HARTFORD MUTUAL FUNDS, INC.                                                1

THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of health care companies worldwide.



INVESTMENT STRATEGY. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The portfolio will exploit favorable macro trends for the health care sector including demographics.



The portfolio will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.



Investments in the portfolio will be allocated across the major subsectors of the health care sector, which include pharmaceuticals, medical products, managed health care and health information services. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.


Stocks considered for purchase in the portfolio typically share the following attributes:

    -  The company's business franchise is temporarily mispriced

    -  The company has under-appreciated new product pipelines

    - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

    -  The company is a target of opportunity due to industry consolidation

Stocks will be considered for sale from the portfolio when:

    -  Target prices are achieved

    -  Wellington Management's fundamental expectations are not met

    -  A company's prospects become less appealing

Wellington Management seeks growth companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late in recognizing opportunity.


The portfolio will be relatively concentrated both with regard to position size and the health care sector. The fund may invest in companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets. Market timing will not be a significant source of performance. Annual portfolio turnover is expected to be 100% or less.


--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.


Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.


The fund's investments are focused in the health care sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.


Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance. Government regulation could have a significant, adverse impact on the price and availability of a company's products and services.

Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund expects to trade securities very actively, which will likely increase its transaction costs (thus lowering performance) and increase your taxable distributions.

 2                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of its global industry
                                                 analysts that specialize in the
                                                 health care sector.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.41%      0.41%      0.38%
   Total operating expenses                          1.76%      2.41%      2.38%
   Fee waiver                                        0.11%      0.06%      0.03%
   Net expenses(1)(2)                                1.65%      2.35%      2.35%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.



(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.65%, 2.35% and 2.35%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  741    $  438
   Year 3                                               $1,068    $1,054    $  840
   Year 5                                               $1,449    $1,494    $1,368
   Year 10                                              $2,513    $2,767    $2,811



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  241    $  338
   Year 3                                               $1,068    $  754    $  840
   Year 5                                               $1,449    $1,294    $1,368
   Year 10                                              $2,513    $2,767    $2,811


THE HARTFORD MUTUAL FUNDS, INC.                                                3

THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of technology companies worldwide.


INVESTMENT STRATEGY. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment, and identifying individual opportunities.


Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations, and new product developments within the technology sector. Fundamental research is focused on direct contact with company management, suppliers and competitors.


Asset allocation within the portfolio reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness, and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector, including computer software, computer hardware, semiconductors and equipment, communications equipment and internet and news media. Some representation is typically maintained in each major subsector of the technology sector.



Stocks considered for purchase in the portfolio typically share the following attributes:


    -  A positive change in operating results is anticipated

    -  Unrecognized or undervalued capabilities are present

    - The quality of management indicates that these factors will be converted to shareholder value

Stocks will be considered for sale from the portfolio when:

    -  Target prices are achieved

    - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

    -  More attractive value in a comparable company is available.

The portfolio will be relatively concentrated both with regard to position size and the technology sector. The fund may invest in companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets. Market timing will not be a significant source of performance. Annual portfolio turnover is expected to be high and will exceed 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.


The fund's investments are focused in the technology sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on this kind of fund than on a broadly diversified fund.


Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund expects to trade securities very actively, which will likely increase its transaction costs (thus lowering performance) and increase your taxable distributions.

 4                                               THE HARTFORD MUTUAL FUNDS, INC.

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of its global industry
                                                 analysts that specialize in the
                                                 technology sector.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.41%      0.41%      0.38%
   Total operating expenses                          1.76%      2.41%      2.38%
   Fee waiver                                        0.11%      0.06%      0.03%
   Net expenses(1)(2)                                1.65%      2.35%      2.35%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.



(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.65%, 2.35% and 2.35%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  741    $  438
   Year 3                                               $1,068    $1,054    $  840
   Year 5                                               $1,449    $1,494    $1,368
   Year 10                                              $2,513    $2,767    $2,811



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  710    $  241    $  338
   Year 3                                               $1,068    $  754    $  840
   Year 5                                               $1,449    $1,294    $1,368
   Year 10                                              $2,513    $2,767    $2,811


THE HARTFORD MUTUAL FUNDS, INC.                                                5

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Small Company Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.



INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 1999 this range was between approximately $10 million and $13 billion, and the average market capitalization was $664 million. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:
    -  have potential for above-average earnings growth,
    -  are undervalued in relation to their investment potential,
    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or
    - are relatively obscure and undiscovered by the overall investment community.
Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.


Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURNS


 BY CALENDAR YEAR


 (EXCLUDES SALES CHARGES)


[chart]

97                                                                               19.28
98                                                                               10.46
99                                                                               65.66


 During the period shown in the bar chart, the highest quarterly return was 35.86% (4th quarter, 1999) and the lowest quarterly return was -20.78% (3rd quarter, 1998)


 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                 56.55%       28.22%
   Class B                 59.46%       29.00%
   Class C(1)              61.93%       29.14%
   Russell 2000 Index      21.26%       15.91%



INDEX: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 6                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Steven C. Angeli
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Manager of the fund since
                                                    January 1, 2000
                                                 -  Joined Wellington Management
                                                    in 1994
                                                 -  Investment professional
                                                    since 1990

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.31%      0.30%      0.35%
   Total operating expenses                          1.51%      2.15%      2.20%
   Fee waiver                                        0.06%                 0.05%
   Net expenses(1)(2)                                1.45%                 2.15%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.


(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.45%, 2.15% and 2.15%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  690    $  720    $  418
   Year 3                                               $  998    $  980    $  783
   Year 5                                               $1,328    $1,365    $1,275
   Year 10                                              $2,257    $2,503    $2,625



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  690    $  220    $  318
   Year 3                                               $  998    $  680    $  783
   Year 5                                               $1,328    $1,165    $1,275
   Year 10                                              $2,257    $2,503    $2,625


THE HARTFORD MUTUAL FUNDS, INC.                                                7

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.


INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURNS


 BY CALENDAR YEAR


 (EXCLUDES SALES CHARGES)


[Bar Graph]

97                                                                             55.11%
98                                                                              3.26%
99                                                                             66.76%


 During the period shown in the bar chart, the highest quarterly return was 36.81% (4th quarter, 1999) and the lowest quarterly return was -21.94% (3rd quarter, 1998)


 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                 57.59%       43.60%
   Class B                 60.58%       44.64%
   Class C(1)              62.79%       44.56%
   S&P 500 Index           21.04%       29.71%



INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 8                                               THE HARTFORD MUTUAL FUNDS, INC.

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Saul J. Pannell
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1979
                                                 -  Investment professional
                                                    since 1974

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.28%      0.29%      0.34%
   Total operating expenses                          1.38%      2.02%      2.09%
   Fee waiver                                        0.05%
   Net expenses(1)(2)                                1.33%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.


(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.45%, 2.15% and 2.15%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  679    $  707    $  412
   Year 3                                               $  961    $  940    $  755
   Year 5                                               $1,263    $1,298    $1,223
   Year 10                                              $2,120    $2,366    $2,515



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  679    $  207    $  312
   Year 3                                               $  961    $  640    $  755
   Year 5                                               $1,263    $1,098    $1,223
   Year 10                                              $2,120    $2,366    $2,515


THE HARTFORD MUTUAL FUNDS, INC.                                                9

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford MidCap Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.



INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. As of December 31, 1999 this range was between approximately $165 million and $37 billion and the average market capitalization was $2.3 billion. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.


The fund uses a two-tiered investment strategy:
    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The fund favors high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURNS


 BY CALENDAR YEAR


 (EXCLUDES SALES CHARGES)

[Hartford Midcap Fund Bar Graph]

98                                                                              23.12%
99                                                                              50.17%


 During the period shown in the bar chart, the highest quarterly return was 29.78% (4th quarter, 1999) and the lowest quarterly return was -16.03% (3rd quarter, 1998)


 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                      LIFE OF FUND
                           1 YEAR   (SINCE 12/30/97)
   Class A                 41.91%        32.07%
   Class B                 44.10%        33.81%
   Class C(1)              46.73%        34.29%
   S&P MidCap 400 Index    14.73%        16.88%



INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by Standard & Poor's designed to represent price movements in the midcap U.S. equity market.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 10                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Phillip H. Perelmuter
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1997)
                                                 -  Joined Wellington Management
                                                    in 1995
                                                 -  Investment professional
                                                    since 1983

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.31%      0.32%      0.37%
   Total operating expenses                          1.51%      2.17%      2.22%
   Fee waiver                                        0.06%      0.02%      0.07%
   Net expenses(1)(2)                                1.45%      2.15%      2.15%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.


(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.45%, 2.15% and 2.15%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  690    $  720    $  418
   Year 3                                               $  998    $  984    $  788
   Year 5                                               $1,328    $1,374    $1,283
   Year 10                                              $2,257    $2,522    $2,645



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  690    $  220    $  318
   Year 3                                               $  998    $  684    $  788
   Year 5                                               $1,328    $1,174    $1,283
   Year 10                                              $2,257    $2,522    $2,645


THE HARTFORD MUTUAL FUNDS, INC.                                               11

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford International Opportunities Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies.


INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and generally are traded in non-U.S. markets.

Wellington Management uses a three-pronged investment strategy:

    - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

    - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

    - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high- quality companies that operate in established markets. Characteristics of high-quality growth companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURNS


 BY CALENDAR YEAR


 (EXCLUDES SALES CHARGES)


[Hartford International Opportunities Fund Bar Graph]

97                                                                              0.84%
98                                                                             12.53%
99                                                                             39.13%


 During the period shown in the bar chart, the highest quarterly return was 22.28% (4th quarter, 1999) and the lowest quarterly return was -16.14% (3rd quarter, 1998)


 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                 31.48%       14.90%
   Class B                 33.11%       15.40%
   Class C(1)              35.60%       15.66%
   EAFE GDP Index          31.02%       19.65%(2)



INDEX: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.



(2) Return is from 7/31/96 -- 12/31/99


 12                                              THE HARTFORD MUTUAL FUNDS, INC.

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGERS
                                                 Trond Skramstad
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1993
                                                 -  Investment professional
                                                    since 1990
                                                 Andrew S. Offit
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Associate Manager of the
                                                    fund since 1997
                                                 -  Joined Wellington Management
                                                    in 1997

                                                 -  Investment professional
                                                    since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.41%      0.41%      0.46%
   Total operating expenses                          1.61%      2.26%      2.31%
   Fee waiver                                        0.05%
   Net expenses(1)(2)                                1.56%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.



(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.65%, 2.35% and 2.35%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


You would pay the following expenses if you redeemed your shares at the end of each period:



EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  701    $  732    $  434
   Year 3                                               $1,029    $1,014    $  822
   Year 5                                               $1,380    $1,422    $1,335
   Year 10                                              $2,363    $2,617    $2,742



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  701    $  232    $  334
   Year 3                                               $1,029    $  714    $  822
   Year 5                                               $1,379    $1,222    $1,335
   Year 10                                              $2,363    $2,617    $2,742


THE HARTFORD MUTUAL FUNDS, INC.                                               13

THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Leaders Fund seeks growth of capital by investing primarily in stocks issued by companies worldwide.


INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and may trade in both U.S. and non-U.S. markets.
Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.
The fund uses a two-tiered investment strategy:
    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.

The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.
The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURN
 FOR CALENDAR YEAR 1999
 (EXCLUDES SALES CHARGES)
[Global Leaders Fund Bar Graph]

99                                                                             47.68%

 During the period shown in the bar chart, the highest quarterly return was 31.85% (4th quarter, 1999) and the lowest quarterly return was -0.56% (3rd quarter, 1999)

 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                     LIFE OF FUND
                           1 YEAR   (SINCE 9/30/98)
   Class A                 39.56%       61.28%
   Class B                 41.64%       64.78%
   Class C                 44.17%       65.54%
   MSCI Index              24.95%       39.22%



INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.


 14                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGERS
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976
                                                 Andrew S. Offit
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Co-manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1997
                                                 -  Investment professional
                                                    since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.42%      0.44%      0.48%
   Total operating expenses                          1.62%      2.29%      2.33%
   Fee waiver                                        0.05%
   Net expenses(1)(2)                                1.57%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.


(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.65%, 2.35% and 2.35%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:



EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  702    $  735    $  436
   Year 3                                               $1,032    $1,023    $  828
   Year 5                                               $1,384    $1,438    $1,346
   Year 10                                              $2,373    $2,648    $2,763



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  702    $  235    $  336
   Year 3                                               $1,032    $  723    $  828
   Year 5                                               $1,384    $1,238    $1,346
   Year 10                                              $2,373    $2,648    $2,763


THE HARTFORD MUTUAL FUNDS, INC.                                               15

THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.


INVESTMENT STRATEGY. The fund normally invests at least 65% of the fund's total assets in the common stocks of high-quality growth companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

The key characteristics of high-quality growth companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURNS

 BY CALENDAR YEAR
 (EXCLUDES SALES CHARGES)

[Hartford Stock Fund Bar Graph]

97                                                                               31.78
98                                                                               31.33
99                                                                               22.31

 During the period shown in the bar chart, the highest quarterly return was 20.30% (4th quarter, 1998) and the lowest quarterly return was -10.25% (3rd quarter, 1998)

 AVERAGE ANNUAL TOTAL RETURNS FOR


 PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                 15.58%       27.53%
   Class B                 16.46%       28.27%
   Class C(1)              19.19%       28.33%
   S&P 500 Index           21.04%       29.71%



INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 16                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGERS
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976
                                                 Philip H. Perelmuter

                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Associate Manager of the
                                                    fund since 1996
                                                 -  Joined Wellington Management
                                                    in 1995

                                                 -  Investment professional
                                                    since 1983

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.74%      0.74%      0.74%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.29%      0.29%      0.33%
   Total operating expenses                          1.38%      2.03%      2.07%
   Fee waiver                                        0.05%
   Net expenses(1)(2)                                1.33%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.


(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.45%, 2.15% and 2.15%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


You would pay the following expenses if you redeemed your shares at the end of each period:



EXPENSES (WITH REDEMPTION)                            CLASS A    CLASS B    CLASS C
   Year 1                                             $  679     $  708     $  410
   Year 3                                             $  961     $  943     $  748
   Year 5                                             $1,263     $1,303     $1,212
   Year 10                                            $2,120     $2,376     $2,495



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                         CLASS A    CLASS B    CLASS C
   Year 1                                             $  679     $  208     $  310
   Year 3                                             $  961     $  643     $  748
   Year 5                                             $1,263     $1,103     $1,212
   Year 10                                            $2,120     $2,376     $2,495


THE HARTFORD MUTUAL FUNDS, INC.                                               17

THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Growth and Income Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.


INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A TOTAL RETURN
 FOR CALENDAR YEAR 1999
 (EXCLUDES SALES CHARGES)

[Growth & Income Fund Bar Graph]

99                                                                               20.8
--                                                                               ----

During the period shown in the bar chart, the highest quarterly return was 15.26% (4th quarter, 1999) and the lowest quarterly return was -6.40% (3rd quarter, 1999)


 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                     LIFE OF FUND
                           1 YEAR   (SINCE 4/30/98)
   Class A                 14.16%       17.55%
   Class B                 15.00%       18.63%
   Class C(1)              17.78%       20.06%
   S&P 500 Index           21.04%       19.78%



INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 18                                              THE HARTFORD MUTUAL FUNDS, INC.

                                             THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management

                                                 PORTFOLIO MANAGER
                                                 James A. Rullo
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1994
                                                 -  Investment professional
                                                    since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.34%      0.33%      0.36%
   Total operating expenses                          1.49%      2.13%      2.16%
   Fee waiver                                        0.05%                 0.01%
   Net expenses(1)(2)                                1.44%                 2.15%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.


(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.45%, 2.15% and 2.15%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.



EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



You would pay the following expenses if you redeemed your shares at the end of each period:



EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  689    $  718    $  418
   Year 3                                               $  993    $  974    $  775
   Year 5                                               $1,319    $1,355    $1,258
   Year 10                                              $2,237    $2,482    $2,587



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  689    $  218    $  318
   Year 3                                               $  993    $  674    $  775
   Year 5                                               $1,319    $1,155    $1,258
   Year 10                                              $2,237    $2,482    $2,587


THE HARTFORD MUTUAL FUNDS, INC.                                               19

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.

INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund tends to focus on securities of larger, well-established companies.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURNS

 BY CALENDAR YEAR
 (EXCLUDES SALES CHARGES)

[Dividend & Growth Fund Bar Graph]

97                                                                               30.99
98                                                                               14.47
99                                                                                4.57

  During the period shown in the bar chart, the highest quarterly return was 15.85% (2nd quarter, 1997) and the lowest quarterly return was -8.10% (3rd quarter, 1999)

 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                 -1.18%       16.83%
   Class B                 -1.18%       17.33%
   Class C(1)               1.72%       17.58%
   S&P 500 Index           21.04%       29.71%



INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 20                                              THE HARTFORD MUTUAL FUNDS, INC.

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management

                                                 PORTFOLIO MANAGER
                                                 Laurie A. Gabriel
                                                 -  Senior Vice President and
                                                    Managing Partner of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1976
                                                 -  Investment professional
                                                    since 1976

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.28%      0.27%      0.32%
   Total operating expenses                          1.38%      2.02%      2.07%
   Fee waiver                                        0.05%
   Net expenses(1)(2)                                1.33%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.


(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.40%, 2.10% and 2.10%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


You would pay the following expenses if you redeemed your shares at the end of each period:



EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  679    $  707    $  410
   Year 3                                               $  961    $  940    $  748
   Year 5                                               $1,263    $1,298    $1,212
   Year 10                                              $2,120    $2,366    $2,495



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  679    $  207    $  310
   Year 3                                               $  961    $  640    $  748
   Year 5                                               $1,263    $1,098    $1,212
   Year 10                                              $2,120    $2,366    $2,495


THE HARTFORD MUTUAL FUNDS, INC.                                               21

THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.



INVESTMENT STRATEGY.  The fund allocates its assets among three categories:



    -  stocks,



    -  debt securities, and



    -  money market instruments.

The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.
The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality). The fund is not restricted to any specific maturity term.
Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.
The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.
Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.
Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.
Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.
Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund's underperforming its peers.
Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURNS

 BY CALENDAR YEAR
 (EXCLUDES SALES CHARGES)
[CLASS A YEAR-BY-YEAR TOTAL RETURNS]

97                                                                               23.30
98                                                                               21.09
99                                                                               12.08

 During the period shown in the bar chart, the highest quarterly return was 12.39% (2nd quarter, 1997) and the lowest quarterly return was -4.09% (3rd quarter, 1999)

 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class A                  5.92%       17.92%
   Class B                  6.92%       18.49%
   Class C(1)               9.18%       18.69%
   S&P 500 Index           21.04%       29.71%
   LGCB Index              -2.15%        9.03%



INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.



The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 22                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management

                                                 PORTFOLIO MANAGERS
                                                 Paul D. Kaplan
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1982
                                                 -  Investment professional
                                                    since 1974
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      5.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.68%      0.68%      0.68%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.28%      0.29%      0.31%
   Total operating expenses                          1.31%      1.97%      1.99%
   Fee waiver                                        0.05%
   Net expenses(1)(2)                                1.26%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.



(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.40%, 2.10% and 2.10%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


You would pay the following expenses if you redeemed your shares at the end of each period:



EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  672    $  702    $  402
   Year 3                                               $  940    $  924    $  724
   Year 5                                               $1,228    $1,272    $1,171
   Year 10                                              $2,045    $2,313    $2,411



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  672    $  202    $  302
   Year 3                                               $  940    $  624    $  724
   Year 5                                               $1,228    $1,072    $1,171
   Year 10                                              $2,045    $2,313    $2,411


THE HARTFORD MUTUAL FUNDS, INC.                                               23

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.

INVESTMENT STRATEGY. The fund normally invests at least 65%, and may invest up to 100%, of its portfolio in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between 5 to 10 years. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of non-U.S. issuers and up to 10% of its total assets in securities denominated in foreign currencies. To achieve its goal of high current income, the fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.
The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------


MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.
Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
In a down market some of the fund's investments could become harder to value. Any U.S. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's performance, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

 CLASS A TOTAL RETURN
 FOR CALENDAR YEAR 1999
 (EXCLUDES SALES CHARGES)

[Hartford Chart]

99                                                                               3.47
--                                                                               ----

 During the period shown in the bar chart, the highest quarterly return was 2.73% (1st quarter, 1999) and the lowest quarterly return was -1.25% (3rd quarter, 1999)

 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                      LIFE OF FUND
                                    (SINCE 9/30/98)
                           1 YEAR   ----------------
   Class A                 -1.19%        1.68%
   Class B                 -2.21%        1.56%
   Class C                  0.78%        3.12%
   Lehman High Yield
   Corporate Index          2.39%        3.63%



INDEX: The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


 24                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 HIMCO

                                                 PORTFOLIO MANAGER
                                                 Alison D. Granger
                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1998)
                                                 -  Joined HIMCO in 1993
                                                 -  Investment professional
                                                    since 1981


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      4.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.31%      0.33%      0.34%
   Total operating expenses                          1.41%      2.08%      2.09%
   Fee waiver                                        0.05%
   Net expenses(1)(2)                                1.36%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.


(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.40%, 2.10% and 2.10%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.



EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



You would pay the following expenses if you redeemed your shares at the end of each period:



EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  583    $  713    $  412
   Year 3                                               $  874    $  958    $  755
   Year 5                                               $1,186    $1,329    $1,223
   Year 10                                              $2,069    $2,429    $2,515



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  583    $  213    $  312
   Year 3                                               $  874    $  658    $  755
   Year 5                                               $1,186    $1,129    $1,223
   Year 10                                              $2,069    $2,429    $2,515


THE HARTFORD MUTUAL FUNDS, INC.                                               25

THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Bond Income Strategy Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.

INVESTMENT STRATEGY. Debt securities in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 30% of its total assets in securities rated in the highest category of below investment grade bonds or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "junk bonds".
The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the intermediate-term range which is typically defined as between 5 to 10 years. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of non-U.S. issuers and up to 10% of its total assets in securities denominated in foreign currencies.
The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. The portfolio manager assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------


MAIN RISKS. The major risk factors affecting this fund's performance are interest rates and credit risk. You could lose money as a result of your investment.


When interest rates rise, bond prices fall; generally the longer the fund's maturity, the more sensitive it is to this risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.
High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
In a down market some of the fund's investments could become harder to value. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.
Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.



 CLASS A TOTAL RETURNS

 BY CALENDAR YEAR
 (EXCLUDES SALES CHARGES)

[Hartford Chart]

97                                                                               10.80
98                                                                                7.48
99                                                                               -2.71

 During the period shown in the bar chart, the highest quarterly return was 4.07% (2nd quarter, 1997) and the lowest quarterly return was -1.52% (2nd quarter, 1997)

 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                                       LIFE OF FUND
                             1 YEAR   (SINCE 7/22/96)
   Class A                   -7.09%        4.66%
   Class B                   -8.30%        4.55%
   Class C(1)                -5.33%        5.01%
   Lehman Government
   Corporate Bond Index      -2.15%        9.03%



INDEX: The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 26                                              THE HARTFORD MUTUAL FUNDS, INC.

                                          THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 HIMCO

                                                 PORTFOLIO MANAGER
                                                 Alison D. Granger
                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined HIMCO in 1993
                                                 -  Investment professional
                                                    since 1981

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                       4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                      4.50%       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.65%      0.65%      0.65%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.29%      0.29%      0.32%
   Total operating expenses                          1.29%      1.94%      1.97%
   Fee waiver                                        0.05%                 0.02%
   Net expenses(1)(2)                                1.24%                 1.95%


(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.25%, 1.95% and 1.95%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  571    $  699    $  398
   Year 3                                               $  838    $  915    $  716
   Year 5                                               $1,125    $1,256    $1,159
   Year 10                                              $1,939    $2,281    $2,388



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  571    $  199    $  298
   Year 3                                               $  838    $  615    $  716
   Year 5                                               $1,125    $1,056    $1,159
   Year 10                                              $1,939    $2,281    $2,388


THE HARTFORD MUTUAL FUNDS, INC.                                               27

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities.

Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares less than what you paid for them.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS A TOTAL RETURNS

 BY CALENDAR YEAR
 (EXCLUDES SALES CHARGES)

[Hartford Chart]

97                                                                               4.73
98                                                                               4.69
99                                                                               4.32

 During the period shown in the bar chart, the highest quarterly return was 1.19% (3rd quarter, 1997) and the lowest quarterly return was 0.98% (2nd quarter, 1999)

 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99


 (INCLUDES SALES CHARGES)



                           1 YEAR    LIFE OF FUND
                           ------   (SINCE 7/22/96)
   Class A                  4.32%        4.58%
   Class B                 -1.41%        2.61%
   Class C(1)               1.55%        3.38%
   60-Day Treasury Bill
   Index                    4.80%        5.04%



INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.



Current 7-day yield as of December 31, 1999: 4.77%



Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 1999: 4.88%



Please call 1-888-843-7824 for the most recent current and effective yield information.



(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


 28                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 HIMCO

                                                 PORTFOLIO MANAGER
                                                 William H. Davison, Jr.
                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined HIMCO in 1990
                                                 -  Investment professional
                                                    since 1981

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                        None      5.00%      2.00%
   Maximum load imposed on purchases as a
   percentage of offering price                       None       None      1.00%
   Maximum deferred sales charge (load)               None      5.00%      1.00%
   Exchange fees                                      None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees                                   0.50%      0.50%      0.50%
   Distribution and service (12b-1) fees(1)          0.35%      1.00%      1.00%
   Other expenses                                    0.30%      0.31%      0.34%
   Total operating expenses                          1.15%      1.81%      1.84%
   Fee waiver                                        0.15%      0.11%      0.14%
   Net expenses(1)(2)                                1.00%      1.70%      1.70%



(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least April 30, 2001. This waiver may be discontinued at any time thereafter.



(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00%, 1.70% and 1.70%, respectively, through at least April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


You would pay the following expenses if you redeemed your shares at the end of each period:



EXPENSES (WITH REDEMPTION)                              CLASS A   CLASS B   CLASS C
   Year 1                                               $  103    $  674    $  373
   Year 3                                               $  352    $  863    $  664
   Year 5                                               $  622    $1,177    $1,080
   Year 10                                              $1,390    $2,132    $2,240



You would pay the following expenses if you did not redeem your shares:



EXPENSES (WITHOUT REDEMPTION)                           CLASS A   CLASS B   CLASS C
   Year 1                                               $  103    $  174    $  273
   Year 3                                               $  352    $  563    $  664
   Year 5                                               $  622    $  977    $1,080
   Year 10                                              $1,390    $2,132    $2,240


THE HARTFORD MUTUAL FUNDS, INC.                                               29

PRIOR PERFORMANCE OF SIMILAR FUNDS
--------------------------------------------------------------------------------


Because the mutual funds that are the subject of this prospectus (the "Retail Funds") began operations in July, 1996, or later, they have limited operating and performance histories. However, the Capital Appreciation Fund, International Opportunities Fund, Stock Fund, Dividend and Growth Fund and Advisers Fund are modeled after existing funds (the "HLS Funds") that are managed by the same portfolio managers at Wellington Management and have investment objectives, policies and strategies substantially similar to those of the corresponding funds. Depending on the fund involved, similarity of investment characteristics may involve factors such as industry diversification, country diversification, portfolio beta, portfolio quality, average maturity of fixed-income assets, equity/non-equity mixes, and individual holdings. The HLS Funds are used as investment vehicles for the assets of variable annuity and variable life insurance contracts issued by The Hartford affiliates. The HLS Funds listed below are the only funds advised by The Hartford's affiliates and sub-advised by Wellington Management with similar investment objectives, policies and strategies to their Retail Fund counterparts. Below you will find information about the performance of the HLS Funds.


The table below sets forth each fund, its corresponding HLS Fund, and their respective inception dates and asset sizes as of December 31, 1999. Any fund's future performance may be greater or less than the performance of the corresponding HLS Fund due to, among other things, differences in inception dates, expenses, asset sizes and cash flows.

FUND, INCEPTION DATE, ASSET SIZE                            CORRESPONDING HLS FUND, INCEPTION DATE, ASSET SIZE
--------------------------------                            --------------------------------------------------
Capital Appreciation (July 22,                              Hartford Capital Appreciation HLS Fund, Inc. (April 2,
1996) $1,623,012,202                                        1984) $7,985,996,377

International Opportunities                                 Hartford International Opportunities HLS Fund, Inc. (July
(July 22, 1996) $125,034,101                                2, 1990) $1,578,038,808

Stock (July 22, 1996)                                       Hartford Stock HLS Fund, Inc. (August 31, 1977)
$1,551,776,783                                              $9,447,823,496

Dividend and Growth (July 22,                               Hartford Dividend and Growth HLS Fund, Inc. (March 8,
1996) $430,515,565                                          1994) $3,223,819,460

Advisers (July 22, 1996)                                    Hartford Advisers HLS Fund, Inc. (March 31, 1983)
$1,640,237,707                                              $14,220,213,254

 30                                              THE HARTFORD MUTUAL FUNDS, INC.

The following table shows the average annualized total returns for the HLS Funds for the one, three, five and ten year (or life of the HLS Fund, if shorter) periods ended December 31, 1999. These figures are based on the actual gross investment performance of the HLS Funds. From the gross investment performance figures, the maximum Total Fund Operating Expenses for each corresponding Retail Fund are deducted to arrive at the net return. Please remember that past performance is not indicative of future returns.


                                                                                              10 YEARS OR
                          HLS FUND                            1 YEAR   3 YEARS   5 YEARS    SINCE INCEPTION
                          --------                            ------   -------   -------   -----------------
HARTFORD CAPITAL APPRECIATION
HLS FUND, INC. (INCEPTION 4/2/84)
   Class A expenses plus maximum load                         28.88%    21.45%    22.62%         18.26%
   Class A expenses with no load(1)                           36.38%    23.76%    24.02%         18.93%
   Class B expenses with redemption                           30.43%    22.23%    22.98%         18.10%
   Class B expenses without redemption                        35.43%    22.90%    23.15%         18.10%
   Class C expenses with maximum load and redemption          33.07%    22.48%    22.91%         17.98%
   Class C expenses without load or redemption                35.43%    22.90%    23.15%         18.10%

HARTFORD INTERNATIONAL OPPORTUNITIES
HLS FUND, INC. (INCEPTION 7/2/90)
   Class A expenses plus maximum load                         31.02%    13.49%    13.16%          8.91%
   Class A expenses with no load(1)                           38.65%    15.65%    14.38%          9.56%
   Class B expenses with redemption                           32.68%    14.07%    13.33%          8.80%
   Class B expenses without redemption                        37.68%    14.84%    13.58%          8.80%
   Class C expenses with maximum load and redemption          35.30%    14.45%    13.35%          8.68%
   Class C expenses without load or redemption                37.68%    14.84%    13.58%          8.80%

HARTFORD STOCK HLS FUND, INC. (INCEPTION 8/31/77)
   Class A expenses plus maximum load                         12.10%    24.43%    25.80%         16.12%
   Class A expenses with no load(1)                           18.62%    26.80%    27.23%         16.78%
   Class B expenses with redemption                           12.80%    25.28%    26.19%         15.97%
   Class B expenses without redemption                        17.80%    25.92%    26.35%         15.97%
   Class C expenses with maximum load and redemption          15.62%    25.50%    26.09%         15.85%
   Class C expenses without load or redemption                17.80%    25.92%    26.35%         15.97%

HARTFORD DIVIDEND AND GROWTH
HLS FUND, INC. (INCEPTION 3/8/94)
   Class A expenses plus maximum load                         -1.20%    14.34%    19.86%         17.14%
   Class A expenses with no load(1)                            4.55%    16.52%    21.23%         18.29%
   Class B expenses with redemption                           -1.18%    14.95%    20.19%         17.38%
   Class B expenses without redemption                         3.82%    15.71%    20.38%         17.46%
   Class C expenses with maximum load and redemption           1.78%    15.32%    20.14%         17.26%
   Class C expenses without load or redemption                 3.82%    15.71%    20.38%         17.46%

HARTFORD ADVISERS HLS FUND, INC. (INCEPTION 3/31/83)
   Class A expenses plus maximum load                          3.73%    16.60%    18.50%         12.55%
   Class A expenses with no load(1)                            9.76%    18.82%    19.84%         13.19%
   Class B expenses with redemption                            4.00%    17.26%    18.81%         12.40%
   Class B expenses without redemption                         9.00%    17.99%    19.01%         12.40%
   Class C expenses with maximum load and redemption           6.91%    17.59%    18.77%         12.29%
   Class C expenses without load or redemption                 9.00%    17.99%    19.01%         12.40%


---------------
(1) Certain persons may purchase Class A Shares that are not subject to the Class A Initial Sales Charge and certain other persons may purchase Class A Shares subject to less than the maximum Initial Sales Charge (see "Sales Charge Reductions and Waivers" in this Prospectus).

THE HARTFORD MUTUAL FUNDS, INC.                                               31

OTHER INVESTMENT STRATEGIES AND INVESTMENT MATTERS


--------------------------------------------------------------------------------



 USE OF MONEY MARKET INVESTMENTS


 FOR TEMPORARY DEFENSIVE PURPOSES



From time to time, as part of its primary investment strategy, each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.



 USE OF OPTIONS, FUTURES AND


 OTHER DERIVATIVES



Each fund (other than the Money Market fund) may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategies, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.


 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

 TAX CONSEQUENCES OF PORTFOLIO
 TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

 ADDITIONAL INVESTMENT STRATEGIES
 AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).


MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER

Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to each fund. HIFSCO is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HIFSCO had over $6 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.
 THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Global Health Fund, Global Technology Fund, Advisers Fund, Capital Appreciation Fund, Dividend and Growth Fund, Global Leaders Fund, Growth and Income Fund, International Opportunities Fund, MidCap Fund, Small Company Fund and Stock Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington

 32                                              THE HARTFORD MUTUAL FUNDS, INC.

Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

The Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to the High Yield Fund, Bond Income Strategy Fund and Money Market Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 1999 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $59 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

 MANAGEMENT FEES

Each Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Fund's average daily net asset value as follows:

MONEY MARKET FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.50%
Next $500,000,000                          0.45%
Amount Over $1 Billion                     0.40%

BOND INCOME STRATEGY FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.65%
Next $500,000,000                          0.55%
Amount Over $1 Billion                     0.50%

DIVIDEND AND GROWTH FUND, ADVISERS FUND AND HIGH YIELD FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.75%
Next $500,000,000                          0.65%
Amount Over $1 Billion                     0.60%

CAPITAL APPRECIATION FUND, STOCK FUND AND GROWTH AND INCOME FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 Billion                     0.65%

SMALL COMPANY FUND, MIDCAP FUND, INTERNATIONAL OPPORTUNITIES FUND AND GLOBAL LEADERS FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.85%
Next $500,000,000                          0.75%
Amount Over $1 Billion                     0.70%

GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%

For the year ended December 31, 1999, the investment advisory fees paid to HIFSCO, expressed as a percentage of net assets, were as follows:


FUND NAME                               ANNUAL RATE
---------                               -----------
The Hartford Global Health Fund(1)           --
The Hartford Global Technology
  Fund(1)                                    --
The Hartford Advisers Fund                 0.68%
The Hartford Bond Income Strategy
  Fund                                     0.65%
The Hartford Capital Appreciation
  Fund                                     0.75%
The Hartford Dividend and Growth
  Fund                                     0.75%
The Hartford Global Leaders Fund           0.85%
The Hartford Growth and Income Fund        0.80%
The Hartford High Yield Fund               0.75%
The Hartford International
  Opportunities Fund                       0.85%
The Hartford MidCap Fund                   0.85%
The Hartford Money Market Fund             0.50%
The Hartford Small Company Fund            0.85%
The Hartford Stock Fund                    0.74%


---------------

(1) Fund commenced operations in 2000.


THE HARTFORD MUTUAL FUNDS, INC.                                               33

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchase requests which, when combined with current holdings, for Class B shares in excess of $500,000 or Class C shares in excess of $1,000,000, will be processed as purchases of Class A shares.

 CLASS A

- Front-end sales charges, as described at right.


- Distribution and service (12b-1) fees of 0.35% (currently 0.30% due to contractual waiver by the distributor through at least April 30, 2001).


 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

 HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges and commissions paid to dealers for the Global Health Fund, Global Technology Fund, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund are listed below. The offering price includes the front end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $99,999      4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

CLASS A sales charges and commissions paid to dealers for the Bond Income Strategy Fund and High Yield Fund are as follows:

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        4.50%       4.71%          3.75%
$ 50,000 -- $99,999      4.00%       4.17%          3.50%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule is also effective for sales of Class A shares made to investors which qualify under any of the last three categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you

 34                                              THE HARTFORD MUTUAL FUNDS, INC.

may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                      CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%
After 6 years                                None


CLASS C sales charges for all funds, regardless of the amount that is being purchased are as follows:




 FRONT-END SALES CHARGE

                            DEALER
                          COMMISSION
AS A % OF    AS A % OF   AS PERCENTAGE
OFFERING        NET       OF OFFERING
PRICE        INVESTMENT      PRICE

   1.00%       1.01%         1.00%



YEARS AFTER
PURCHASE                                      CDSC
1st year                                     1.00%
After 1 year                                 None



For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, (3) effective June 1, 2000, shares representing an increase over the original purchase cost, and (4) Class B shares held the longest during the six-year period.


Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

The distributor may pay commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and up to 2% of the purchase price of Class C shares purchased through dealers.

 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:


- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by affiliates of The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' Statement of Additional Information. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.


- LETTER OF INTENTION -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,


- under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and


- for retirement plans under the following circumstances:

    (1) to return excess contributions,

    (2) hardship withdrawals as defined in the plan,

    (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

    (4) to meet minimum distribution requirements under the Internal Revenue
        Code,

    (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

    (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified

THE HARTFORD MUTUAL FUNDS, INC.                                               35
before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- individuals purchasing shares with the proceeds from shares redeemed from an unaffiliated fund within the last 60 days on which an initial or contingent deferred sales charge was paid (CDSC applies if redeemed within 18 months),

- participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more (CDSC applies if redeemed within 18 months),


- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, and


- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (CDSC applies if redeemed within 18 months).

CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge.

ADDITIONAL COMPENSATION TO BROKERS In addition to the commissions described above, the distributor pays additional compensation to dealers based on a number of factors described in the fund's statement of additional information. This additional compensation is not paid by the shareholder.

 OPENING AN ACCOUNT

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES.

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

    - non-retirement accounts: $500

    - retirement accounts: $250

    - Automatic Investment Plans $25 to open; you must invest at least $25 a month


    - subsequent investments: $25


  Minimum investment amounts may be waived for present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.


                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 36                                              THE HARTFORD MUTUAL FUNDS, INC.

 BUYING SHARES

                               OPENING AN ACCOUNT                                         ADDING TO AN ACCOUNT

 BY CHECK
                -   Make out a check for the investment amount,             -   Make out a check for the investment amount,
  CHECK ICON        payable to "The Hartford Mutual Funds, Inc."                payable to "The Hartford Mutual Funds, Inc."

                -   Deliver the check and your completed                    -   Fill out the detachable investment slip from
                    application to your financial representative,               an account statement. If no slip is available,
                    plan administrator or mail to the address                   include a note specifying the fund name, your
                    listed below.                                               share class, your account number and the
                                                                                name(s) in which the account is registered.
                                                                            -   Deliver the check and your investment slip or
                                                                                note to your financial representative, plan
                                                                                administrator or mail to the address listed
                                                                                below.
 BY EXCHANGE
                -   Call your financial representative, plan                -   Call your financial representative, plan
EXCHANGE ICON       administrator or the transfer agent at the                  administrator or the transfer agent at the
                    number below to request an exchange. The                    number below to request an exchange. The
                    minimum exchange amount is $500 per fund.                   minimum exchange amount is $500 per fund.
 BY WIRE
                -   Deliver your completed application to your              -   Instruct your bank to wire the amount of your
  WIRE ICON         financial representative, or mail it to the                 investment to:
                    address below.                                              State Street Bank and Trust Company
                                                                                  Account # 9905-205-2
                -   Obtain your account number by calling your                    Routing # 011000028
                    financial representative or the phone number
                    below.                                                      Specify the fund name, your choice of share
                                                                                class, the new account number and the name(s)
                -   Instruct your bank to wire the amount of your               in which the account is registered. Your bank
                    investment to:                                              may charge a fee to wire funds.
                    State Street Bank and Trust Company
                      Account # 9905-205-2
                      Routing # 011000028

                    Specify the fund name, your share class, your
                    account number and the name(s) in which the
                    account is registered. Your bank may charge a
                    fee to wire funds.
 BY PHONE
                -   See "By Wire" and "By Exchange"                         -   Verify that your bank or credit union is a
  PHONE ICON                                                                    member of the Automated Clearing House (ACH)
                                                                                system.
                                                                            -   Complete the "Telephone Exchanges and
                                                                                Telephone Redemption" and "Bank Account or
                                                                                Credit Union Information" sections on your
                                                                                account application.
                                                                            -   Call the transfer agent at the number below to
                                                                                verify that these features are in place on
                                                                                your account.
                                                                            -   Tell the transfer agent representative the
                                                                                fund name, your share class, your account
                                                                                number, the name(s) in which the account is
                                                                                registered and the amount of your investment.
To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".


                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS, INC.                                               37

 SELLING SHARES


 BY LETTER

                -   Write a letter of instruction or complete a power of
 LETTER ICON        attorney indicating the fund name, your share class, your
                    account number, the name(s) in which the account is
                    registered and the dollar value or number of shares you wish to sell.
                -   Include all signatures and any additional documents that may be required (see next page).
                -   Mail the materials to the address below or to your plan
                    administrator.
                -   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    letter of instruction.

 BY PHONE

                -   Restricted to sales of up to $50,000 in any 7-day period.
  PHONE ICON    -   To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 6 P.M. Eastern
                    Time on most business days.
                -   For automated service 24 hours a day using your touch-tone phone, call the number below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

                -   Fill out the "Telephone Exchanges and Telephone Redemption"
  WIRE ICON         and "Bank Account or Credit Union Information" sections of your new account application.
                -   Call the transfer agent to verify that the telephone
                    redemption privilege is in place on an account, or to
                    request the forms to add it to an existing account.
                -   Amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this service.
                -   Amounts of less than $1,000 may be sent by EFT or by check.
                    Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this
                    service.
                -   Phone requests are limited to amounts up to $50,000 in a
                    7-day period.

 BY EXCHANGE

                -   Obtain a current prospectus for the fund into which you are
  ARROW ICON        exchanging by calling your financial representative or the transfer agent at the number below.
                -   Call your financial representative or the transfer agent to request an exchange.

 BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)

                -   Fill out the checkwriting section of the application.
  CHECK ICON    -   Request checkwriting on your account application.
                -   Verify that the shares to be sold were purchased more than
                    15 days earlier or were purchased by wire.
                -   Write a check for any amount over $100.

To sell shares through a systematic withdrawal plan, see "Additional Investor
  Services".


                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 38                                              THE HARTFORD MUTUAL FUNDS, INC.

 SELLING SHARES IN WRITING

 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                -   your address of record has changed within the past 30 days
 LETTER ICON
                -   you are selling more than $50,000 worth of shares
                - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

  Please note that a notary public CANNOT provide a signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

     OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
     ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.

                -   Letter of instruction.
                - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
                -   Signature guarantee if applicable (see above).

    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.

                -   Letter of instruction.
                - Corporate resolution, certified within the past twelve months.
                - On the letter and the resolution, the signature of the person(s) authorized to sign for the account.
                -   Signature guarantee if applicable (see above).

    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.

                -   Letter of instruction.
                -   On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                -   Signature guarantee if applicable (see above).

    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.

                -   Letter of instruction signed by surviving tenant.
                -   Copy of death certificate.
                -   Signature guarantee if applicable (see above).

    EXECUTORS OF SHAREHOLDER ESTATES.

                -   Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the past twelve months.
                -   Signature guarantee if applicable (see above).

    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT TYPES
    NOT LISTED ABOVE.

                -   Call 1-888-843-7824 for instructions.


                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS, INC.                                               39

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES

The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). Except for the Money Market Fund, the funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. The Money Market Fund's assets and debt securities with remaining maturities of 60 days or less are valued at amortized cost.

Trading on many foreign securities markets is completed at various times before or after the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's NAV may take place at a time that is different than when prices are determined for certain foreign securities. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in a fund's calculation of NAV.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange.

 RIGHT TO REJECT PURCHASE ORDERS/
 MARKET TIMING

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject or restrict any specific purchase request or to modify or terminate your exchange privileges if a fund determines that you are or have engaged in market timing. A market timer is defined as a shareholder that exchanges shares more than twice out of the same fund in a 90-day period (excluding automatic programs).

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 SMALL ACCOUNTS
 (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

 SALES IN ADVANCE OF
 PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 business days after the purchase.

 40                                              THE HARTFORD MUTUAL FUNDS, INC.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, Inc., or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.


 DIVIDENDS AND ACCOUNT POLICIES



ACCOUNT STATEMENTS  In general, you will receive account statements as follows:



- after every transaction (except a dividend or distribution reinvestment) that affects your account balances



- after any changes of name or address of the registered owner(s)



- in all other circumstances, every quarter



Every year you should also receive, if applicable, a Form 1099 tax information statement.



If you are a participant in an employer-sponsored retirement plan you will receive statements from your plan administrator.



DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Normally, dividends from net investment income of the Global Health Fund, Global Technology Fund, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund and Stock Fund will be declared and paid annually; dividends from the net investment income of the Growth and Income Fund, Dividend and Growth Fund and Advisers Fund will be declared and paid quarterly; dividends from the net investment income of the Bond Income Strategy Fund and High Yield Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each fund.



TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as capital gains; distributions from short-term capital gains and income are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Tax rates may vary depending on how long a fund investment is held. See your application for distribution options.



The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.


TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) AIP lets you set up regular investments from your paycheck or bank account to The Hartford Mutual Fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($25 minimum) for your first investment amount payable to "The Hartford Mutual Funds, Inc." Deliver your check and application to your financial representative or the transfer agent.

THE HARTFORD MUTUAL FUNDS, INC.                                               41

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $100 or more.

- Be sure that the accounts involved have identical registrations.


AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:



- Fill out the relevant portion of the account application.


- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds, Inc. offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds, Inc. with a low minimum investment of $250. To find out more, call 1-888-843-7824.

 42                                              THE HARTFORD MUTUAL FUNDS, INC.

ADDITIONAL SHARE CLASSES
--------------------------------------------------------------------------------

Each fund also offers Class Y shares by a separate prospectus. Class Y shares are available only to the following types of institutional investors: (i) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (ii) banks and insurance companies or other large institutional investors; (iii) investment companies; and (iv) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

Class Y shares are available to eligible institutional investors at net asset value without the imposition of an initial or deferred sales charge and are not subject to ongoing distribution fees imposed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The minimum initial investment in Class Y shares is $1,000,000, but this requirement may be waived at the discretion of the fund's officers. The differences in class expenses may affect performance.

The Systematic Withdrawal Plan, Dollar Cost Averaging Plan, Automatic Dividend Diversification Plan and Automatic Investment Plan are not available for Class Y shares.

If you are considering a purchase of Class Y shares of a fund, please call the Transfer Agent at 1-888-843-7824 to obtain information about eligibility.

THE HARTFORD MUTUAL FUNDS, INC.                                               43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD SMALL COMPANY FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                               CLASS A -                                 CLASS B -
                                                             PERIOD ENDED:                             PERIOD ENDED:
                                                                                     7/1/96-
                                          12/31/99      12/31/98      12/31/97     12/31/96(1)    12/31/99      12/31/98
                                         -----------   -----------   -----------   -----------   -----------   -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $13.31        $12.16        $10.68       $10.00         $13.09        $12.04

Income from investment operations:

Net investment income (loss)                 (0.05)        (0.06)        (0.02)       (0.02)         (0.09)        (0.12)

Net realized and unrealized gain (loss)
  on investments                              8.52          1.33          2.05         1.42           8.26          1.29
                                          --------       -------       -------       ------        -------       -------

Total from investment operations              8.47          1.27          2.03         1.40           8.17          1.17

Less distributions:

  Dividends from net investment income        0.00          0.00          0.00         0.00           0.00          0.00

  Distributions from capital gains           (1.30)        (0.12)        (0.55)       (0.72)         (1.30)        (0.12)

  Return of capital                           0.00          0.00          0.00         0.00           0.00          0.00
                                          --------       -------       -------       ------        -------       -------

Total distributions                          (1.30)        (0.12)        (0.55)       (0.72)         (1.30)        (0.12)
                                          --------       -------       -------       ------        -------       -------

Net asset value, end of period              $20.48        $13.31        $12.16       $10.68         $19.96        $13.09
                                          ========       =======       =======       ======        =======       =======

TOTAL RETURN(3)                             65.66%        10.46%        19.28%       14.11%(4)      64.46%         9.73%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
  thousands)                              $109,559       $37,623       $19,391       $4,673        $53,358       $18,345

Ratio of expenses to average net assets
  before waivers and reimbursements          1.51%         1.57%         1.82%        4.29%(5)       2.15%         2.22%

Ratio of expenses to average net assets
  after waivers and reimbursements           1.45%         1.45%         1.45%        1.45%(5)       2.15%         2.15%

Ratio of net investment income (loss)
  to average net assets                     (0.92%)       (0.79%)       (0.61%)      (0.60%)(5)     (1.62%)       (1.49%)

Portfolio turnover rate(6)                 176.74%       266.82%       255.37%       69.92%        176.74%       266.82%

                                                 CLASS B -                   CLASS C -
                                               PERIOD ENDED:               PERIOD ENDED:
                                                         7/1/96-                    7/31/98-
                                          12/31/97     12/31/96(1)    12/31/99     12/31/98(2)
                                         -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $10.65       $10.00         $13.09        $12.49
Income from investment operations:
Net investment income (loss)                 (0.03)       (0.02)         (0.08)        (0.02)
Net realized and unrealized gain (loss)
  on investments                              1.97         1.39           8.26          0.62
                                           -------       ------        -------       -------
Total from investment operations              1.94         1.37           8.18          0.60
Less distributions:
  Dividends from net investment income        0.00         0.00           0.00          0.00
  Distributions from capital gains           (0.55)       (0.72)         (1.30)         0.00
  Return of capital                           0.00         0.00           0.00          0.00
                                           -------       ------        -------       -------
Total distributions                          (0.55)       (0.72)         (1.30)         0.00
                                           -------       ------        -------       -------
Net asset value, end of period              $12.04       $10.65         $19.97        $13.09
                                           =======       ======        =======       =======
TOTAL RETURN(3)                             18.49%       13.81%(4)      64.58%         4.80%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                $9,694         $241        $37,672        $2,765
Ratio of expenses to average net assets
  before waivers and reimbursements          2.53%       20.03%(5)       2.20%         2.46%(5)
Ratio of expenses to average net assets
  after waivers and reimbursements           2.15%        2.15%(5)       2.15%         2.15%(5)
Ratio of net investment income (loss)
  to average net assets                     (1.30%)      (1.30%)(5)     (1.61%)       (1.49%)(5)
Portfolio turnover rate(6)                 255.37%       69.92%        176.74%       266.82%


(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) Not annualized.


(5) Annualized.


(6) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 44                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD CAPITAL APPRECIATION FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                               CLASS A -                                 CLASS B -
                                                             PERIOD ENDED:                             PERIOD ENDED:
                                                                                     7/1/96-
                                          12/31/99      12/31/98      12/31/97     12/31/96(1)    12/31/99      12/31/98
                                         -----------   -----------   -----------   -----------   -----------   -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $20.42        $19.90        $13.36        $10.00        $20.08        $19.71

Income from investment operations:

Net investment income (loss)                 (0.07)        (0.10)        (0.03)        (0.03)        (0.19)        (0.21)

Net realized and unrealized gain (loss)
  on investments                             13.28          0.75          7.34          3.80         12.94          0.71
                                          --------      --------      --------       -------      --------      --------

Total from investment operations             13.21          0.65          7.31          3.77         12.75          0.50

Less distributions:

  Dividends from net investment income        0.00          0.00          0.00          0.00          0.00          0.00

  Distributions from capital gains           (1.91)        (0.13)        (0.77)        (0.41)        (1.91)        (0.13)

  Return of capital                           0.00          0.00          0.00          0.00          0.00          0.00
                                          --------      --------      --------       -------      --------      --------

Total distributions                          (1.91)        (0.13)        (0.77)        (0.41)        (1.91)        (0.13)
                                          --------      --------      --------       -------      --------      --------

Net asset value, end of period              $31.72        $20.42        $19.90        $13.36        $30.92        $20.08
                                          ========      ========      ========       =======      ========      ========

TOTAL RETURN(3)                             66.76%         3.26%        55.11%        37.75%(4)     65.58%         2.52%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
  thousands)                              $797,656      $364,951      $233,601        $9,028      $569,201      $290,756

Ratio of expenses to average net assets
  before waivers and reimbursements          1.38%         1.49%         1.69%         4.15%(5)      2.02%         2.15%

Ratio of expenses to average net assets
  after waivers and reimbursements           1.33%         1.44%         1.45%         1.45%(5)      2.02%         2.15%

Ratio of net investment income (loss)
  to average net assets                     (0.61%)       (0.70%)       (0.80%)       (0.70%)(5)    (1.31%)       (1.39%)

Portfolio turnover rate(6)                 168.97%       123.42%       119.62%       149.99%(4)    168.97%       123.42%

                                                 CLASS B -                   CLASS C -
                                               PERIOD ENDED:               PERIOD ENDED:
                                                         7/1/96-                    7/31/98-
                                          12/31/97     12/31/96(1)    12/31/99     12/31/98(2)
                                         -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $13.32        $10.00        $20.08        $19.67
Income from investment operations:
Net investment income (loss)                 (0.06)        (0.02)        (0.12)        (0.06)
Net realized and unrealized gain (loss)
  on investments                              7.22          3.75         12.84          0.47
                                          --------       -------      --------       -------
Total from investment operations              7.16          3.73         12.72          0.41
Less distributions:
  Dividends from net investment income        0.00          0.00          0.00          0.00
  Distributions from capital gains           (0.77)        (0.41)        (1.91)         0.00
  Return of capital                           0.00          0.00          0.00          0.00
                                          --------       -------      --------       -------
Total distributions                          (0.77)        (0.41)        (1.91)         0.00
                                          --------       -------      --------       -------
Net asset value, end of period              $19.71        $13.32        $30.89        $20.08
                                          ========       =======      ========       =======
TOTAL RETURN(3)                             54.15%        37.35%(4)     65.44%         2.10%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                              $174,392          $889      $191,466       $15,231
Ratio of expenses to average net assets
  before waivers and reimbursements          2.38%         9.05%(5)      2.09%         2.29%(5)
Ratio of expenses to average net assets
  after waivers and reimbursements           2.15%         2.15%(5)      2.09%         2.15%(5)
Ratio of net investment income (loss)
  to average net assets                     (1.46%)       (1.53%)(5)    (1.37%)       (1.34%)(5)
Portfolio turnover rate(6)                 119.62%       149.99%(4)    168.97%       123.42%


(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) Not annualized.


(5) Annualized.


(6) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


THE HARTFORD MUTUAL FUNDS, INC.                                               45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD MIDCAP FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.



                                                                                                               CLASS C -
                                                   CLASS A -                     CLASS B -                   PERIOD ENDED:
                                                 PERIOD ENDED:                 PERIOD ENDED:                           7/31/98-
                                            12/31/99      12/31/98(1)     12/31/99      12/31/98(1)     12/31/99      12/31/98(2)
                                           -----------    -----------    -----------    -----------    -----------    -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period          $12.30         $10.00         $12.22         $10.00         $12.21         $11.23

Income from investment operations:

Net investment income (loss)                   (0.03)         (0.05)         (0.03)         (0.10)         (0.04)         (0.03)

Net realized and unrealized gain (loss)
  on investments                                6.08           2.35           5.92           2.32           5.93           1.01
                                            --------        -------        -------        -------        -------        -------

Total from investment operations                6.05           2.30           5.89           2.22           5.89           0.98

Less distributions:

  Dividends from net investment income          0.00           0.00           0.00           0.00           0.00           0.00

  Distributions from capital gains             (0.57)          0.00          (0.57)          0.00          (0.57)          0.00

  Return of capital                             0.00           0.00           0.00           0.00           0.00           0.00
                                            --------        -------        -------        -------        -------        -------

Total distributions                            (0.57)          0.00          (0.57)          0.00          (0.57)          0.00
                                            --------        -------        -------        -------        -------        -------

Net asset value, end of period                $17.78         $12.30         $17.54         $12.22         $17.53         $12.21
                                            ========        =======        =======        =======        =======        =======

TOTAL RETURN(3)                               50.17%         23.12%         49.10%         22.32%         49.22%          8.70%(5)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)    $118,194        $24,294        $50,301         $8,403        $48,310         $1,077

Ratio of expenses to average net assets
  before waivers and reimbursements            1.51%          1.62%          2.17%          2.31%          2.22%          2.57%(6)

Ratio of expenses to average net assets
  after waivers and reimbursements             1.45%          1.45%          2.15%          2.15%          2.15%          2.15%(6)

Ratio of net investment income (loss) to
  average net assets                          (0.79%)        (0.78%)        (1.48%)        (1.48%)        (1.48%)        (1.45%)(6)

Portfolio turnover rate(4)                   122.52%        139.02%        122.52%        139.02%        122.52%        139.02%


(1) The Fund was declared effective by the Securities and Exchange Commission on December 31, 1997.

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(5) Not annualized.


(6) Annualized.


 46                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                               CLASS A -                                 CLASS B -
                                                             PERIOD ENDED:                             PERIOD ENDED:
                                                                                     7/1/96-
                                          12/31/99      12/31/98      12/31/97     12/31/96(1)    12/31/99      12/31/98
                                         -----------   -----------   -----------   -----------   -----------   -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $11.89        $10.58        $10.72       $10.00         $11.73        $10.49

Income from investment operations:

Net investment income (loss)                  0.06          0.07          0.09        (0.02)          0.01          0.01

Net realized and unrealized gain (loss)
  on investments                              4.46          1.26         (0.01)        0.79           4.32          1.23
                                          --------       -------       -------       ------       --------       -------

Total from investment operations              4.52          1.33          0.08         0.81           4.33          1.24

Less distributions:

  Dividends from net investment income       (0.15)        (0.02)        (0.05)       (0.06)         (0.06)         0.00

  Distributions from capital gains           (0.83)         0.00         (0.17)       (0.03)         (0.83)         0.00

  Return of capital                           0.00          0.00          0.00         0.00           0.00          0.00
                                          --------       -------       -------       ------       --------       -------

Total distributions                          (0.98)        (0.02)        (0.22)       (0.09)         (0.89)         0.00
                                          --------       -------       -------       ------       --------       -------

Net asset value, end of period              $15.43        $11.89        $10.58       $10.72         $15.17        $11.73
                                          ========       =======       =======       ======       ========       =======

TOTAL RETURN(3)                             39.13%        12.53%         0.84%        8.14%(4)      38.11%        11.82%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
  thousands)                               $63,281       $32,014       $15,701       $4,294        $22,835       $11,767

Ratio of expenses to average net assets
  before waivers and reimbursements          1.61%         1.89%         2.30%        5.40%(5)       2.26%         2.56%

Ratio of expenses to average net assets
  after waivers and reimbursements           1.56%         1.65%         1.65%        1.65%(5)       2.26%         2.35%

Ratio of net investment income (loss)
  to average net assets                      0.61%         0.69%         0.88%        0.51%(5)      (0.09%)        0.01%

Portfolio turnover rate(6)                 128.26%       148.58%        59.16%       21.51%(4)     128.26%       148.58%

                                                 CLASS B -                   CLASS C -
                                               PERIOD ENDED:               PERIOD ENDED:
                                                         7/1/96-                     7/1/98-
                                          12/31/97     12/31/96(1)    12/31/99     12/31/98(2)
                                         -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $10.69       $10.00         $11.74        $12.26
Income from investment operations:
Net investment income (loss)                  0.07        (0.01)         (0.02)        (0.01)
Net realized and unrealized gain (loss)
  on investments                             (0.06)        0.80           4.33         (0.49)
                                           -------       ------        -------       -------
Total from investment operations              0.01         0.79           4.31         (0.50)
Less distributions:
  Dividends from net investment income       (0.04)       (0.07)         (0.12)        (0.03)
  Distributions from capital gains           (0.17)       (0.03)         (0.83)         0.00
  Return of capital                           0.00         0.00           0.00          0.00
                                           -------       ------        -------       -------
Total distributions                          (0.21)       (0.10)         (0.95)        (0.03)
                                           -------       ------        -------       -------
Net asset value, end of period              $10.49       $10.69         $15.10        $11.74
                                           =======       ======        =======       =======
TOTAL RETURN(3)                              0.12%        7.86%(4)      37.98%        (4.05%)(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                $7,188         $163        $13,514        $1,379
Ratio of expenses to average net assets
  before waivers and reimbursements          3.03%       32.61%(5)       2.31%         2.83%(5)
Ratio of expenses to average net assets
  after waivers and reimbursements           2.35%        2.35%(5)       2.31%         2.35%(5)
Ratio of net investment income (loss)
  to average net assets                     (0.05%)    (0.86%)(5)       (0.13%)       (0.71%)(5)
Portfolio turnover rate(6)                  59.16%       21.51%(4)     128.26%       148.58%


(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) Not annualized.


(5) Annualized.


(6) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


THE HARTFORD MUTUAL FUNDS, INC.                                               47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD GLOBAL LEADERS FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.



                                                   CLASS A -                     CLASS B -                     CLASS C -
                                                 PERIOD ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                                                           9/30/98-                      9/30/98-                      9/30/98-
                                            12/31/99      12/31/98(1)     12/31/99      12/31/98(1)     12/31/99      12/31/98(1)
                                           -----------    -----------    -----------    -----------    -----------    -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period          $12.67        $10.00          $12.65        $10.00          $12.65        $10.00

Income from investment operations:

Net investment income (loss)                    0.00         (0.01)          (0.02)        (0.02)          (0.02)        (0.02)

Net realized and unrealized gain (loss)
  on investments                                6.01          3.03            5.89          3.02            5.89          3.02
                                             -------        ------         -------        ------         -------        ------

Total from investment operations                6.01          3.02            5.87          3.00            5.87          3.00

Less distributions:

  Dividends from net investment income          0.00          0.00            0.00          0.00            0.00          0.00

  Distributions from capital gains             (0.12)        (0.35)          (0.12)        (0.35)          (0.12)        (0.35)

  Return of capital                             0.00          0.00            0.00          0.00            0.00          0.00
                                             -------        ------         -------        ------         -------        ------

Total distributions                            (0.12)        (0.35)          (0.12)        (0.35)          (0.12)        (0.35)
                                             -------        ------         -------        ------         -------        ------

Net asset value, end of period                $18.56        $12.67          $18.40        $12.65          $18.40        $12.65
                                             =======        ======         =======        ======         =======        ======

TOTAL RETURN(2)                               47.68%        30.36%(4)       46.64%        30.16%(4)       46.64%        30.16%(4)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $84,632        $3,771         $24,588          $486         $43,012          $517

Ratio of expenses to average net assets
  before waivers and reimbursements            1.62%         2.71%(5)        2.29%         3.55%(5)        2.33%         3.57%(5)

Ratio of expenses to average net assets
  after waivers and reimbursements             1.57%         1.65%(5)        2.29%         2.35%(5)        2.33%         2.35%(5)

Ratio of net investment income (loss) to
  average net assets                          (0.15%)       (0.19%)(5)      (0.86%)       (0.92%)(5)      (0.89%)       (0.90%)(5)

Portfolio turnover rate(3)                   203.74%        49.04%         203.74%        49.04%         203.74%        49.04%


(1) The Fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Does not include sales charges.
(3) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4) Not annualized.
(5) Annualized.

 48                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD STOCK FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                               CLASS A -                                 CLASS B -
                                                             PERIOD ENDED:                             PERIOD ENDED:
                                                                                     7/1/96-
                                          12/31/99      12/31/98      12/31/97     12/31/96(1)    12/31/99      12/31/98
                                         -----------   -----------   -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $19.70        $15.16       $11.53        $10.00         $19.36        $15.01

Income from investment operations:

Net investment income (loss)                  0.00         (0.01)        0.00          0.02          (0.07)        (0.05)

Net realized and unrealized gain (loss)
  on investments                              4.36          4.75         3.66          1.53           4.19          4.60
                                          --------      --------       ------        ------       --------      --------

Total from investment operations              4.36          4.74         3.66          1.55           4.12          4.55

Less distributions:

  Dividends from net investment income        0.00          0.00         0.00          0.00           0.00          0.00

  Distributions from capital gains           (0.42)        (0.19)       (0.03)        (0.02)         (0.42)        (0.19)

  Return of capital                           0.00         (0.01)       0.000         0.000           0.00         (0.01)
                                          --------      --------       ------        ------       --------      --------

Total distributions                          (0.42)        (0.20)       (0.03)        (0.02)         (0.42)        (0.20)
                                          --------      --------       ------        ------       --------      --------

Net asset value, end of period              $23.64        $19.70       $15.16        $11.53         $23.06        $19.36
                                          ========      ========       ======        ======       ========      ========

TOTAL RETURN(3)                             22.31%        31.33%       31.78%        15.50%(4)      21.46%        30.38%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
  thousands)                              $752,763      $268,226      $65,763        $6,273       $462,318      $185,205

Ratio of expenses to average net assets
  before waivers and reimbursements          1.38%         1.49%        1.69%         4.01%(5)       2.03%         2.16%

Ratio of expenses to average net assets
  after waivers and reimbursements           1.33%         1.44%        1.45%         1.45%(5)       2.03%         2.15%

Ratio of net investment income (loss)
  to average net assets                     (0.06%)       (0.07%)       0.06%         0.71%(5)      (0.75%)       (0.77%)

Portfolio turnover rate(6)                  33.62%        37.03%       42.83%        11.87%(4)      33.62%        37.03%

                                                 CLASS B -                   CLASS C -
                                               PERIOD ENDED:               PERIOD ENDED:
                                                         7/1/96-                    7/31/98-
                                          12/31/97     12/31/96(1)    12/31/99     12/31/98(2)
                                         -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $11.50       $10.00         $19.36        $18.53
Income from investment operations:
Net investment income (loss)                 (0.02)        0.00          (0.08)        (0.02)
Net realized and unrealized gain (loss)
  on investments                              3.56         1.52           4.19          1.22
                                           -------       ------       --------       -------
Total from investment operations              3.54         1.52           4.11          1.20
Less distributions:
  Dividends from net investment income        0.00        (0.02)          0.00          0.00
  Distributions from capital gains           (0.03)        0.00          (0.42)        (0.35)
  Return of capital                           0.00         0.00           0.00         (0.02)
                                           -------       ------       --------       -------
Total distributions                          (0.03)       (0.02)         (0.42)        (0.37)
                                           -------       ------       --------       -------
Net asset value, end of period              $15.01       $11.50         $23.05        $19.36
                                           =======       ======       ========       =======
TOTAL RETURN(3)                             30.82%       15.20%(4)      21.40%         6.60%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                               $35,294       $1,254       $305,566       $36,039
Ratio of expenses to average net assets
  before waivers and reimbursements          2.38%        7.76%(5)       2.07%         2.24%(5)
Ratio of expenses to average net assets
  after waivers and reimbursements           2.15%        2.15%(5)       2.07%         2.15%(5)
Ratio of net investment income (loss)
  to average net assets                     (0.66%)      (0.12%)(5)     (0.78%)       (0.76%)(5)
Portfolio turnover rate(6)                  42.83%       11.87%(4)      33.62%        37.03%


(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) Not annualized.


(5) Annualized.


(6) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


THE HARTFORD MUTUAL FUNDS, INC.                                               49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD GROWTH AND INCOME FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.



                                                   CLASS A -                     CLASS B -                     CLASS C -
                                                 PERIOD ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                                                           4/30/98-                      4/30/98-                      7/31/98-
                                            12/31/99      12/31/98(1)     12/31/99      12/31/98(1)     12/31/99      12/31/98(2)
                                           -----------    -----------    -----------    -----------    -----------    -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period          $11.45         $10.00         $11.41        $10.00          $11.41        $10.14

Income from investment operations:

Net investment income (loss)                    0.01           0.02          (0.02)        (0.01)          (0.03)         0.01

Net realized and unrealized gain (loss)
  on investments                                2.36           1.45           2.29          1.43            2.30          1.29
                                             -------        -------        -------        ------         -------        ------

Total from investment operations                2.37           1.47           2.27          1.42            2.27          1.30

Less distributions:

  Dividends from net investment income          0.00           0.00           0.00          0.00            0.00          0.00

  Distributions from capital gains             (0.10)         (0.02)         (0.10)        (0.01)          (0.10)         0.00

  Return of capital                             0.00           0.00           0.00          0.00            0.00         (0.03)
                                             -------        -------        -------        ------         -------        ------

Total distributions                            (0.10)         (0.02)         (0.10)        (0.01)          (0.10)        (0.03)
                                             -------        -------        -------        ------         -------        ------

Net asset value, end of period                $13.72         $11.45         $13.58        $11.41          $13.58        $11.41
                                             =======        =======        =======        ======         =======        ======

TOTAL RETURN(3)                               20.80%         14.78%(5)      20.00%        14.21%(5)       19.98%        12.80%(5)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $74,764        $11,120        $20,375        $3,538         $29,265        $3,726

Ratio of expenses to average net assets
  before waivers and reimbursements            1.49%          1.63%(6)       2.13%         2.32%(6)        2.16%         2.38%(6)

Ratio of expenses to average net assets
  after waivers and reimbursements             1.44%          1.45%(6)       2.13%         2.15%(6)        2.15%         2.15%(6)

Ratio of net investment income (loss) to
  average net assets                           0.01%          0.23%(6)      (0.68%)       (0.47%)(6)      (0.69%)       (0.53%)(6)

Portfolio turnover rate(4)                    52.98%         35.10%         52.98%        35.10%          52.98%        35.10%


(1) The Fund was declared effective by the Securities and Exchange Commission on April 30, 1998.

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(5) Not annualized.


(6) Annualized.



 50                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
 THE HARTFORD DIVIDEND AND GROWTH FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                               CLASS A -                                 CLASS B -
                                                             PERIOD ENDED:                             PERIOD ENDED:
                                                                                     7/1/96-
                                          12/31/99      12/31/98      12/31/97     12/31/96(1)    12/31/99      12/31/98
                                         -----------   -----------   -----------   -----------   -----------   -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $16.62        $14.72       $11.45        $10.00         $16.47        $14.61

Income from investment operations:

Net investment income (loss)                  0.15          0.15         0.13          0.07           0.04          0.06

Net realized and unrealized gain (loss)
  on investments                              0.60          1.97         3.40          1.46           0.58          1.92
                                          --------       -------       ------        ------       --------       -------

Total from investment operations              0.75          2.12         3.53          1.53           0.62          1.98

Less distributions:

  Dividends from net investment income       (0.17)        (0.15)       (0.12)        (0.06)         (0.05)        (0.05)

  Distributions from capital gains           (0.35)        (0.07)       (0.14)        (0.02)         (0.35)        (0.07)

  Return of capital                           0.00          0.00         0.00          0.00           0.00          0.00
                                          --------       -------       ------        ------       --------       -------

Total distributions                          (0.52)        (0.22)       (0.26)        (0.08)         (0.40)        (0.12)
                                          --------       -------       ------        ------       --------       -------

Net asset value, end of period              $16.85        $16.62       $14.72        $11.45         $16.69        $16.47
                                          ========       =======       ======        ======       ========       =======

TOTAL RETURN(3)                              4.57%        14.47%       30.99%        15.29%(4)       3.82%        13.62%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
  thousands)                              $242,054      $182,495      $67,861        $6,083       $121,977      $108,344

Ratio of expenses to average net assets
  before waivers and reimbursements          1.38%         1.43%        1.64%         4.17%(5)       2.02%         2.10%

Ratio of expenses to average net assets
  after waivers and reimbursements           1.33%         1.38%        1.40%         1.40%(5)       2.02%         2.10%

Ratio of net investment income (loss)
  to average net assets                      0.94%         1.08%        1.42%         1.95%(5)       0.25%         0.39%

Portfolio turnover rate(6)                  50.21%        46.43%       28.75%        29.80%(4)      50.21%        46.43%

                                                 CLASS B -                   CLASS C -
                                               PERIOD ENDED:               PERIOD ENDED:
                                                         7/1/96-                     7/1/98-
                                          12/31/97     12/31/96(1)    12/31/99     12/31/98(2)
                                         -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $11.40       $10.00         $16.48       $15.94
Income from investment operations:
Net investment income (loss)                  0.13         0.01           0.04         0.05
Net realized and unrealized gain (loss)
  on investments                              3.30         1.48           0.58         0.70
                                           -------       ------        -------       ------
Total from investment operations              3.43         1.49           0.62         0.75
Less distributions:
  Dividends from net investment income       (0.08)       (0.07)         (0.08)       (0.10)
  Distributions from capital gains           (0.14)       (0.02)         (0.35)       (0.11)
  Return of capital                           0.00         0.00           0.00         0.00
                                           -------       ------        -------       ------
Total distributions                          (0.22)       (0.09)         (0.43)       (0.21)
                                           -------       ------        -------       ------
Net asset value, end of period              $14.61       $11.40         $16.67       $16.48
                                           =======       ======        =======       ======
TOTAL RETURN(3)                             30.20%       14.82%(4)       3.76%        4.82%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                               $33,730      $33,741        $42,869       $9,682
Ratio of expenses to average net assets
  before waivers and reimbursements          2.34%       12.97%(5)       2.07%        2.20%(5)
Ratio of expenses to average net assets
  after waivers and reimbursements           2.10%        2.10%(5)       2.07%        2.10%(5)
Ratio of net investment income (loss)
  to average net assets                      0.69%        0.82%(5)       0.21%        0.23%(5)
Portfolio turnover rate(6)                  28.75%       29.80%(4)      50.21%       46.43%


(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) Not annualized.


(5) Annualized.


(6) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




THE HARTFORD MUTUAL FUNDS, INC.                                               51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD ADVISERS FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                               CLASS A -                                 CLASS B -
                                                             PERIOD ENDED:                             PERIOD ENDED:
                                                                                     7/1/96-
                                          12/31/99      12/31/98      12/31/97     12/31/96(1)    12/31/99      12/31/98
                                         -----------   -----------   -----------   -----------   -----------   -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $15.71        $13.41        $11.08        $10.00        $15.59        $13.33

Income from investment operations:

Net investment income (loss)                  0.27          0.23          0.16          0.09          0.16          0.15

Net realized and unrealized gain (loss)
  on investments                              1.60          2.58          2.41          1.07          1.58          2.54
                                          --------      --------       -------       -------      --------      --------

Total from investment operations              1.87          2.81          2.57          1.16          1.74          2.69

Less distributions:

  Dividends from net investment income       (0.25)        (0.25)        (0.17)        (0.08)        (0.15)        (0.17)

  Distributions from capital gains           (0.31)        (0.26)        (0.07)         0.00         (0.31)        (0.26)

  Return of capital                           0.00          0.00          0.00          0.00          0.00          0.00
                                          --------      --------       -------       -------      --------      --------

Total distributions                          (0.56)        (0.51)        (0.24)        (0.08)        (0.46)        (0.43)
                                          --------      --------       -------       -------      --------      --------

Net asset value, end of period              $17.02        $15.71        $13.41        $11.08        $16.87        $15.59
                                          ========      ========       =======       =======      ========      ========

TOTAL RETURN(3)                             12.08%        21.09%        23.30%        11.56%(4)     11.29%        20.27%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
  thousands)                              $693,136      $316,435       $98,633       $14,347      $555,338      $237,959

Ratio of expenses to average net assets
  before waivers and reimbursements          1.31%         1.43%         1.60%         2.99%(5)      1.97%         2.11%

Ratio of expenses to average net assets
  after waivers and reimbursements           1.26%         1.38%         1.40%         1.40%(5)      1.97%         2.10%

Ratio of net investment income (loss)
  to average net assets                      1.72%         1.67%         1.54%         2.13%(5)      1.00%         0.98%

Portfolio turnover rate(6)                  34.63%        40.24%        38.62%        19.75%(4)     34.63%        40.24%

                                                 CLASS B -                   CLASS C -
                                               PERIOD ENDED:               PERIOD ENDED:
                                                         7/1/96-                     7/1/98-
                                          12/31/97     12/31/96(1)    12/31/99     12/31/98(2)
                                         -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $11.05       $10.00         $15.73        $15.56
Income from investment operations:
Net investment income (loss)                  0.16         0.02           0.17          0.16
Net realized and unrealized gain (loss)
  on investments                              2.31         1.11           1.58          0.64
                                           -------       ------       --------       -------
Total from investment operations              2.47         1.13           1.75          0.80
Less distributions:
  Dividends from net investment income       (0.12)       (0.08)         (0.15)        (0.23)
  Distributions from capital gains           (0.07)        0.00          (0.31)        (0.40)
  Return of capital                           0.00         0.00           0.00          0.00
                                           -------       ------       --------       -------
Total distributions                          (0.19)       (0.08)         (0.46)        (0.63)
                                           -------       ------       --------       -------
Net asset value, end of period              $13.33       $11.05         $17.02        $15.73
                                           =======       ======       ========       =======
TOTAL RETURN(3)                             22.44%       11.28%(4)      11.29%         5.25%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                               $39,334       $1,499       $323,631       $54,907
Ratio of expenses to average net assets
  before waivers and reimbursements          2.31%        6.71%(5)       1.99%         2.18%(5)
Ratio of expenses to average net assets
  after waivers and reimbursements           2.10%        2.10%(5)       1.99%         2.10%(5)
Ratio of net investment income (loss)
  to average net assets                      0.80%        1.24%(5)       0.99%         1.06%(5)
Portfolio turnover rate(6)                  38.62%       19.75%(4)      34.63%        40.24%


(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) Not annualized.


(5) Annualized.


(6) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




 52                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD HIGH YIELD FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.



                                                   CLASS A -                     CLASS B -                     CLASS C -
                                                 PERIOD ENDED:                 PERIOD ENDED:                 PERIOD ENDED:
                                                           9/30/98-                      9/30/98-                      9/30/98-
                                            12/31/99      12/31/98(1)     12/31/99      12/31/98(1)     12/31/99      12/31/98(1)
                                           -----------    -----------    -----------    -----------    -----------    -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period          $10.15        $10.00         $10.14         $10.00         $10.14         $10.00

Income from investment operations:

Net investment income (loss)                    0.75          0.19           0.68           0.16           0.68           0.16

Net realized and unrealized gain (loss)
  on investments                               (0.40)         0.13          (0.40)          0.14          (0.40)          0.14
                                             -------        ------         ------         ------         ------         ------

Total from investment operations                0.35          0.32           0.28           0.30           0.28           0.30

Less distributions:

  Dividends from net investment income         (0.75)        (0.17)         (0.68)         (0.16)         (0.68)         (0.16)

  Distributions from capital gains              0.00          0.00           0.00           0.00           0.00           0.00

  Return of capital                             0.00          0.00           0.00           0.00           0.00           0.00
                                             -------        ------         ------         ------         ------         ------

Total distributions                            (0.75)        (0.17)         (0.68)         (0.16)         (0.68)         (0.16)
                                             -------        ------         ------         ------         ------         ------

Net asset value, end of period                 $9.75        $10.15          $9.74         $10.14          $9.74         $10.14
                                             =======        ======         ======         ======         ======         ======

TOTAL RETURN(2)                                3.47%         3.33%(4)       2.80%          3.09%(4)       2.81%          3.08%(4)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $17,465        $8,507         $7,436         $2,322         $8,573         $2,278

Ratio of expenses to average net assets
  before waivers and reimbursements            1.41%         1.58%(5)       2.08%          2.31%(5)       2.09%          2.31%(5)

Ratio of expenses to average net assets
  after waivers and reimbursements             1.36%         1.40%(5)       2.08%          2.10%(5)       2.09%          2.10%(5)

Ratio of net investment income (loss) to
  average net assets                           7.74%         7.06%(5)       7.03%          6.50%(5)       7.01%          6.49%(5)

Portfolio turnover rate(3)                    52.96%        10.85%         52.96%         10.85%         52.96%         10.85%


(1) The Fund was declared effective by the Securities and Exchange Commission on September 30, 1998.
(2) Does not include sales charges.
(3) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4) Not annualized.
(5) Annualized.

THE HARTFORD MUTUAL FUNDS, INC.                                               53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD BOND INCOME STRATEGY FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                               CLASS A -                                 CLASS B -
                                                             PERIOD ENDED:                             PERIOD ENDED:
                                                                                     7/1/96-
                                          12/31/99      12/31/98      12/31/97     12/31/96(1)    12/31/99      12/31/98
                                         -----------   -----------   -----------   -----------   -----------   -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $10.76        $10.61        $10.26       $10.00         $10.72        $10.58

Income from investment operations:

Net investment income (loss)                  0.54          0.54          0.57         0.26           0.47          0.47

Net realized and unrealized gain (loss)
  on investments                             (0.83)         0.23          0.50         0.31          (0.82)         0.22
                                          --------       -------       -------       ------       --------       -------

Total from investment operations             (0.29)         0.77          1.07         0.57          (0.35)         0.69

Less distributions:

  Dividends from net investment income       (0.52)        (0.54)        (0.56)       (0.25)         (0.45)        (0.47)

  Distributions from capital gains           (0.02)        (0.08)        (0.16)       (0.06)         (0.02)        (0.08)

  Return of capital                           0.00          0.00          0.00         0.00           0.00          0.00
                                          --------       -------       -------       ------       --------       -------

Total distributions                          (0.54)        (0.62)        (0.72)       (0.31)         (0.47)        (0.55)
                                          --------       -------       -------       ------       --------       -------

Net asset value, end of period               $9.93        $10.76        $10.61       $10.26          $9.90        $10.72
                                          ========       =======       =======       ======       ========       =======

TOTAL RETURN(3)                             (2.71%)        7.48%        10.80%        5.73%(4)      (3.30%)        6.70%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
  thousands)                               $57,320       $47,143       $28,589      $10,925        $21,442       $16,772

Ratio of expenses to average net assets
  before waivers and reimbursements          1.29%         1.32%         1.49%        2.77%(5)       1.94%         2.01%

Ratio of expenses to average net assets
  after waivers and reimbursements           1.24%         1.25%         1.25%        1.25%(5)       1.94%         1.95%

Ratio of net investment income (loss)
  to average net assets                      5.32%         5.04%         5.59%        5.72%(5)       4.62%         4.32%

Portfolio turnover rate(6)                 113.37%       135.01%       220.45%       75.52%(4)     113.37%       135.01%

                                                 CLASS B -                   CLASS C -
                                               PERIOD ENDED:               PERIOD ENDED:
                                                         7/1/96-                     7/1/98-
                                          12/31/97     12/31/96(1)    12/31/99     12/31/98(2)
                                         -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $10.25       $10.00         $10.76        $10.70
Income from investment operations:
Net investment income (loss)                  0.53         0.20           0.47          0.19
Net realized and unrealized gain (loss)
  on investments                              0.46         0.34          (0.82)         0.15
                                           -------       ------        -------       -------
Total from investment operations              0.99         0.54          (0.35)         0.34
Less distributions:
  Dividends from net investment income       (0.50)       (0.23)         (0.46)        (0.21)
  Distributions from capital gains           (0.16)       (0.06)         (0.02)        (0.07)
  Return of capital                           0.00         0.00           0.00          0.00
                                           -------       ------        -------       -------
Total distributions                          (0.66)       (0.29)         (0.48)        (0.28)
                                           -------       ------        -------       -------
Net asset value, end of period              $10.58       $10.25          $9.93        $10.76
                                           =======       ======        =======       =======
TOTAL RETURN(3)                              9.96%        5.38%(4)      (3.36%)        3.19%(4)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                                $5,745         $124        $18,136        $5,420
Ratio of expenses to average net assets
  before waivers and reimbursements          2.19%       22.36%(5)       1.97%         2.13%(5)
Ratio of expenses to average net assets
  after waivers and reimbursements           1.95%        1.95%(5)       1.95%         1.95%(5)
Ratio of net investment income (loss)
  to average net assets                      4.85%        5.22%(5)       4.62%         4.13%(5)
Portfolio turnover rate(6)                 220.45%       75.52%(4)     113.37%       135.01%


(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.

(2) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(3) Does not include sales charges.


(4) Not annualized.


(5) Annualized.


(6) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 54                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 THE HARTFORD MONEY MARKET FUND


These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each fund's financial statements and financial highlights, are included in the annual report which is available upon request.


                                                               CLASS A -                          CLASS B -
                                                             PERIOD ENDED:                       PERIOD ENDED:
                                                                                     7/1/96-
                                          12/31/99      12/31/98      12/31/97     12/31/96(1)    12/31/99
                                         -----------   -----------   -----------   -----------   -----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period         $1.00         $1.00         $1.00         $1.00         $1.00

Income from investment operations:

Net investment income (loss)                  0.04          0.50          0.05          0.02          0.04

Net realized and unrealized gain (loss)
  on investments                              0.00          0.00          0.00          0.00          0.00
                                           -------       -------       -------       -------       -------

Total from investment operations              0.04          0.50          0.05          0.02          0.04

Less distributions:

  Dividends from net investment income       (0.04)        (0.50)        (0.05)        (0.02)        (0.04)

  Distributions from capital gains            0.00          0.00          0.00          0.00          0.00

  Return of capital                           0.00          0.00          0.00          0.00          0.00
                                           -------       -------       -------       -------       -------

Total distributions                          (0.04)        (0.50)        (0.05)        (0.02)        (0.04)
                                           -------       -------       -------       -------       -------

Net asset value, end of period               $1.00         $1.00         $1.00         $1.00         $1.00
                                           =======       =======       =======       =======       =======

TOTAL RETURN(4)                              4.32%         4.69%         4.73%         2.01%(5)      3.59%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
  thousands)                               $44,663       $29,424       $22,578       $10,754       $25,762

Ratio of expenses to average net assets
  before waivers and reimbursements          1.15%         1.25%         1.28%         2.75%(6)      1.81%

Ratio of expenses to average net assets
  after waivers and reimbursements           1.00%         1.00%         1.00%         1.00%(6)      1.70%

Ratio of net investment income (loss)
  to average net assets                      4.25%         4.57%         4.67%         4.49%(6)      3.55%

Portfolio turnover rate                        N/A           N/A           N/A           N/A           N/A

                                                 CLASS B -                   CLASS C -
                                             PERIOD ENDED:
                                                        8/22/97-                    7/31/98-
                                          12/31/98     12/31/97(2)    12/31/99     12/31/98(3)
                                         -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $1.00        $1.00         $1.00         $1.00
Income from investment operations:
Net investment income (loss)                  0.04         0.01          0.04          0.02
Net realized and unrealized gain (loss)
  on investments                              0.00         0.00          0.00          0.00
                                           -------       ------        ------        ------
Total from investment operations              0.04         0.01          0.04          0.02
Less distributions:
  Dividends from net investment income       (0.04)       (0.01)        (0.04)        (0.02)
  Distributions from capital gains            0.00         0.00          0.00          0.00
  Return of capital                           0.00         0.00          0.00          0.00
                                           -------       ------        ------        ------
Total distributions                          (0.04)       (0.01)        (0.04)        (0.02)
                                           -------       ------        ------        ------
Net asset value, end of period               $1.00        $1.00         $1.00         $1.00
                                           =======       ======        ======        ======
TOTAL RETURN(4)                              3.97%        1.45%(5)      3.59%         1.58%(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                               $11,936       $4,449        $9,904        $1,203
Ratio of expenses to average net assets
  before waivers and reimbursements          1.86%        3.63%(6)      1.84%         2.02%(6)
Ratio of expenses to average net assets
  after waivers and reimbursements           1.70%        1.70%(6)      1.70%         1.70%(6)
Ratio of net investment income (loss)
  to average net assets                      3.83%        3.92%(6)      3.56%         3.57%(6)
Portfolio turnover rate                        N/A          N/A           N/A           N/A


(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.

(2) Class B shares were first offered on August 22, 1997.


(3) Class C shares were first offered on July 31, 1998. Per share amounts for Class C shares for 1998 were restated to reflect a reverse stock split which was effective February 11, 1999.


(4) Does not include sales charges.


(5) Not annualized.


(6) Annualized.



THE HARTFORD MUTUAL FUNDS, INC.                                               55

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

 ANNUAL/SEMIANNUAL REPORT
 TO SHAREHOLDERS

Additional information on each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual report. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

 STATEMENT OF ADDITIONAL INFORMATION
 (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report and/or the SAI or for shareholder inquiries, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds, Inc.

P.O. Box 219054

Kansas City, MO 64121-9054

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

 ON THE INTERNET OR BY E-MAIL:


Internet:  www.sec.gov



E-Mail:  publicinfo@sec.gov



Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER: 811-07589

                        THE HARTFORD MUTUAL FUNDS, INC.

                               CLASS Y SHARES

                               PROSPECTUS
                               MAY 1, 2000

AS WITH ALL MUTUAL FUNDS, THE                     GLOBAL HEALTH FUND
SECURITIES AND EXCHANGE COMMISSION                GLOBAL TECHNOLOGY FUND
HAS NOT APPROVED OR DISAPPROVED                   SMALL COMPANY FUND
THESE SECURITIES OR PASSED UPON                   CAPITAL APPRECIATION FUND
THE ADEQUACY OF THIS PROSPECTUS.                  MIDCAP FUND
ANY REPRESENTATION TO THE CONTRARY                INTERNATIONAL OPPORTUNITIES FUND
IS A CRIMINAL OFFENSE.                            GLOBAL LEADERS FUND
                                                  STOCK FUND
                                                  GROWTH AND INCOME FUND
                                                  DIVIDEND AND GROWTH FUND
                                                  ADVISERS FUND
                                                  HIGH YIELD FUND
                                                  BOND INCOME STRATEGY FUND
                                                  MONEY MARKET FUND

                               THE HARTFORD MUTUAL FUNDS, INC.
                               P.O. BOX 219054
                               KANSAS CITY, MO 64121-9054

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
--------------------------------------------------------------------------------


The Hartford Mutual Funds, Inc. is a family of fourteen mutual funds, each with its own investment strategy and risk/reward profile. Each fund, except the Global Health Fund and Global Technology Fund, is a diversified fund. The Global Health Fund and Global Technology Fund are non-diversified funds, which are sometimes known as "sector funds." Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.



The investment manager to each fund is Hartford Investment Financial Services Company ("HIFSCO"). The day-to-day portfolio management of the funds is provided by two investment sub-advisers -- Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO"). Information regarding HIFSCO, Wellington Management and HIMCO is included under "Management of the Funds" in this prospectus.


Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS
--------------------------------------------------------------------------------


A summary of each fund's goals,               The Hartford Global Health Fund                            2
strategies, risks, performance and            The Hartford Global Technology Fund                        4
expenses.                                     The Hartford Small Company Fund                            6
                                              The Hartford Capital Appreciation Fund                     8
                                              The Hartford MidCap Fund                                  10
                                              The Hartford International Opportunities Fund             12
                                              The Hartford Global Leaders Fund                          14
                                              The Hartford Stock Fund                                   16
                                              The Hartford Growth and Income Fund                       18
                                              The Hartford Dividend and Growth Fund                     20
                                              The Hartford Advisers Fund                                22
                                              The Hartford High Yield Fund                              24
                                              The Hartford Bond Income Strategy Fund                    26
                                              The Hartford Money Market Fund                            28
                                              Prior performance of similar funds                        30

Description of other investment               Other investment strategies and investment matters        31
strategies and investment risks.

Investment manager and management             Management of the funds                                   32
fee information.

Information on your                           About your account                                        34
account.                                      Class Y investor requirements                             34
                                              Opening an account                                        34
                                              Buying shares                                             35
                                              Selling shares                                            36
                                              Selling shares in writing                                 36
                                              Transaction policies                                      37

Further information on the funds.             Additional share classes                                  39
                                              Financial highlights                                      40
                                              For more information                              back cover


THE HARTFORD MUTUAL FUNDS, INC.                                                1

THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Health Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of health care companies worldwide.



INVESTMENT STRATEGY. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The portfolio will exploit favorable macro trends for the health care sector including demographics.



The portfolio will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental research is focused on direct contact with company management, suppliers and competitors.



Investments in the portfolio will be allocated across the major subsectors of the health care sector, which include pharmaceuticals, medical products, managed health care and health information services. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.


Stocks considered for purchase in the portfolio typically share the following attributes:

    -  The company's business franchise is temporarily mispriced

    -  The company has under-appreciated new product pipelines

    - The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad)

    -  The company is a target of opportunity due to industry consolidation

    Stocks will be considered for sale from the portfolio when:

    -  Target prices are achieved

    -  Wellington Management's fundamental expectations are not met

    -  A company's prospects become less appealing

Wellington Management seeks growth companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors. Accordingly, Wellington Management seeks to be early, not late in recognizing opportunity.


The portfolio will be relatively concentrated both with regard to position size and the health care sector. The fund may invest in companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets. Market timing will not be a significant source of performance. Annual portfolio turnover is expected to be 100% or less.


--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.


Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.


The fund's investments are focused in the health care sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund.


Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance.

Government regulation could have a significant, adverse impact on the price and availability of a company's products and services.

Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund expects to trade securities very actively, which will likely increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

 2                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                 THE HARTFORD GLOBAL HEALTH FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of its global industry
                                                 analysts that specialize in the
                                                 health care sector.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                                None
   Maximum load imposed on purchases as a percentage of
   offering price                                             None
   Maximum deferred sales charge (load)                       None
   Exchange fees                                              None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             1.00%
   Distribution and service (12b-1) fees                      None
   Other expenses                                              0.24%
   Total operating expenses                                    1.24%
   Fee waiver                                                 (0.04%)
   Net expenses(1)                                             1.20%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                       $  123
   Year 3                                                       $  392
   Year 5                                                       $  681
   Year 10                                                      $1,503


THE HARTFORD MUTUAL FUNDS, INC.                                                3

THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Technology Fund seeks long-term capital appreciation by investing at least 80% of its total assets in the equity securities of technology companies worldwide.



INVESTMENT STRATEGY. The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment, and identifying individual opportunities.


Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations, and new product developments within the technology sector. Fundamental research is focused on direct contact with company management, suppliers and competitors.


Asset allocation within the portfolio reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, near term macroeconomic events that may detract or enhance the subsector's attractiveness, and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector, including computer software, computer hardware, semiconductors and equipment, communications equipment and internet and news media. Some representation is typically maintained in each major subsector of the technology sector.



Stocks considered for purchase in the portfolio typically share the following attributes:


    -  A positive change in operating results is anticipated

    -  Unrecognized or undervalued capabilities are present

    - The quality of management indicates that these factors will be converted to shareholder value

    Stocks will be considered for sale from the portfolio when:

    -  Target prices are achieved

    - Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook

    -  More attractive value in a comparable company is available.

The portfolio will be relatively concentrated both with regard to position size and the technology sector. The fund may invest in companies of any size capitalization. The portfolio will be close to fully invested; cash balances normally will not exceed 10% of total assets. Market timing will not be a significant source of performance. Annual portfolio turnover is expected to be high and will exceed 100%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.


The fund's investments are focused in the technology sector. This means that the fund may have greater market fluctuation and price volatility than a fund which invests in a more broadly diversified portfolio of securities across sectors. Financial, business and economic factors may have a greater impact on this kind of fund than on a broadly diversified fund.


Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund expects to trade securities very actively, which will likely increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

 4                                               THE HARTFORD MUTUAL FUNDS, INC.

                                             THE HARTFORD GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of its global industry
                                                 analysts that specialize in the
                                                 technology sector.

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load)                                   None
   Maximum load imposed on purchases as a percentage of
   offering price                                                None
   Maximum deferred sales charge (load)                          None
   Exchange fees                                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                              1.00%
   Distribution and service (12b-1) fees                         None
   Other expenses                                               0.24%
   Total operating expenses                                     1.24%
   Fee waiver                                                 (0.04%)
   Net expenses(1)                                              1.20%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                       $  123
   Year 3                                                       $  392
   Year 5                                                       $  681
   Year 10                                                      $1,503


THE HARTFORD MUTUAL FUNDS, INC.                                                5

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Small Company Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.



INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Russell 2000 Index. As of December 31, 1999 this range was between approximately $10 million and $13 billion, and the average market capitalization was $664 million. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.


Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

    -  have potential for above-average earnings growth,

    -  are undervalued in relation to their investment potential,

    - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

    - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.


Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR


[Bar Chart]

  97             19.69%
  98             11.05%
  99             66.37%


  During the period shown in the bar chart, the highest quarterly return was 35.99% (4th quarter, 1999) and the lowest quarterly return was -20.72% (3rd quarter, 1998).


 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99



                                      LIFE OF FUND
                            1 YEAR   (SINCE 7/22/96)
   Class Y                  66.37%       30.94%
   Russell 2000 Index       21.26%       15.91%



INDEX: The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ.


 6                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Steven C. Angeli
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Manager of the fund since
                                                    January 1, 2000
                                                 -  Joined Wellington Management
                                                    in 1994
                                                 -  Investment professional
                                                    since 1990

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.14%
   Total operating expenses(1)                                 0.99%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $  101
   Year 3                                                      $  317
   Year 5                                                      $  549
   Year 10                                                     $1,217


THE HARTFORD MUTUAL FUNDS, INC.                                                7

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.



INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.


Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment Wellington Management looks at a number of factors, such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.


Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR


[Bar Chart]

  97               56.00%
  98                3.68%
  99               67.49%


 During the period shown in the bar chart, the highest quarterly return was 36.93% (4th quarter, 1999) and the lowest quarterly return was -21.79% (3rd quarter, 1998).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class Y                 67.49%       46.64%
   S&P 500 Index           21.04%       29.71%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

 8                                               THE HARTFORD MUTUAL FUNDS, INC.

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Saul J. Pannell
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1979
                                                 -  Investment professional
                                                    since 1974

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.75%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.12%
   Total operating expenses(1)                                 0.87%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                         CLASS Y
   Year 1                                                     $   89
   Year 3                                                     $  279
   Year 5                                                     $  484
   Year 10                                                    $1,076


THE HARTFORD MUTUAL FUNDS, INC.                                                9

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford MidCap Fund seeks long-term growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.



INVESTMENT STRATEGY. The fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. As of December 31, 1999 this range was between approximately $165 million and $37 billion and the average market capitalization was $2.3 billion. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.


The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets and the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

The fund favors high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR


[Bar Chart]

  98               23.62%
  99               50.87%


 During the period shown in the bar chart, the highest quarterly return was 29.99% (4th quarter, 1999) and the lowest quarterly return was -15.91% (3rd quarter, 1998).


 AVERAGE ANNUAL TOTAL RETURNS


 FOR PERIODS ENDING 12/31/99



                                      LIFE OF FUND
                           1 YEAR   (SINCE 12/30/97)
   Class Y                 50.87%        36.44%
   S&P MidCap 400 Index    14.73%        16.88%



INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by Standard & Poor's designed to represent price movements in the midcap U.S. equity market.


 10                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Phillip H. Perelmuter
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1997)
                                                 -  Joined Wellington Management
                                                    in 1995
                                                 -  Investment professional
                                                    since 1983

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.12%
   Total operating expenses(1)                                 0.97%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           EXPENSES (WITH OR WITHOUT REDEMPTION)               CLASS Y
   Year 1                                                      $   99
   Year 3                                                      $  310
   Year 5                                                      $  539
   Year 10                                                     $1,194


THE HARTFORD MUTUAL FUNDS, INC.                                               11

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford International Opportunities Fund seeks growth of capital by investing primarily in stocks issued by non-U.S. companies.



INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions the fund diversifies its investments among at least three countries other than the United States. The securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and generally are traded in non-U.S. markets.


Wellington Management uses a three-pronged investment strategy:

    - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.

    - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.

    - Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high- quality companies that operate in established markets. Characteristics of high-quality growth companies include a strong balance sheet, attractive industry trends, strong competitive advantages and attractive relative value within the context of a security's primary trading market.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR


[Bar Chart]

  97               1.31%
  98              13.11%
  99              39.63%


 During the period shown in the bar chart, the highest quarterly return was 22.37% (4th quarter, 1999) and the lowest quarterly return was -16.11% (3rd quarter, 1998).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class Y                 39.63%       17.33%
   EAFE GDP Index          31.02%    19.65%(1)

INDEX: The Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.

(1) Return is from 7/31/96 -- 12/31/99

 12                                              THE HARTFORD MUTUAL FUNDS, INC.

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management

                                                 PORTFOLIO MANAGERS
                                                 Trond Skramstad
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1993
                                                 -  Investment professional
                                                    since 1990
                                                 Andrew S. Offit
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Associate Manager of the
                                                    fund since 1997
                                                 -  Joined Wellington Management
                                                    in 1997
                                                 -  Investment professional
                                                    since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.26%
   Total operating expenses(1)                                 1.11%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $  114
   Year 3                                                      $  355
   Year 5                                                      $  615
   Year 10                                                     $1,357


THE HARTFORD MUTUAL FUNDS, INC.                                               13

THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Global Leaders Fund seeks growth of capital by investing primarily in stocks issued by companies worldwide.



INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and may trade in both U.S. and non-U.S. markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.
The fund uses a two-tiered investment strategy:

    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer significant potential for capital appreciation given current and projected global and local economic and market conditions.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.
The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The total return figures in both the bar chart and table do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURN


 FOR CALENDAR YEAR 1999

[Bar Chart]

99                                                                               48.39


 During the period shown in the bar chart, the highest quarterly return was 32.04% (4th quarter, 1999) and the lowest quarterly return was -0.42% (3rd quarter, 1999).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99

                                     LIFE OF FUND
                           1 YEAR   (SINCE 9/30/98)
   Class Y                 48.39%       69.60%
   MSCI Index              24.95%       39.22%

INDEX: The Morgan Stanley Capital International World Index is a broad based unmanaged market capitalization weighted total return index which measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

 14                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                THE HARTFORD GLOBAL LEADERS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management

                                                 PORTFOLIO MANAGERS
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976
                                                 Andrew S. Offit
                                                 -  Vice President of Wellington
                                                    Management
                                                 -  Co-manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1997
                                                 -  Investment professional
                                                    since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.25%
   Total operating expenses(1)                                 1.10%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.20% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           EXPENSES (WITH OR WITHOUT REDEMPTION)              CLASS Y
   Year 1                                                     $  113
   Year 3                                                     $  352
   Year 5                                                     $  609
   Year 10                                                    $1,346


THE HARTFORD MUTUAL FUNDS, INC.                                               15

THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.



INVESTMENT STRATEGY. The fund normally invests at least 65% of the fund's total assets in the common stocks of high-quality growth companies. Many of the companies in which the fund invests have a history of paying dividends and are expected to continue paying dividends in the future. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:


    - Using what is sometimes referred to as a "top down" approach, Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.

    - Top down analysis is followed by what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.

The key characteristics of high-quality growth companies favored by the fund include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index . The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR


[Bar Chart]

97                                                                               32.33
98                                                                               31.80
99                                                                               22.91


 During the period shown in the bar chart, the highest quarterly return was 14.56% (4th quarter, 1999) and the lowest quarterly return was -10.12% (3rd quarter, 1998).

 AVERAGE ANNUAL TOTAL RETURNS FOR
 PERIODS ENDING 12/31/99

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class Y                 22.91%       30.21%
   S&P 500 Index           21.04%       29.71%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

 16                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management

                                                 PORTFOLIO MANAGERS
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976
                                                 Philip H. Perelmuter
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Associate Manager of the
                                                    fund since 1996
                                                 -  Joined Wellington Management
                                                    in 1995
                                                 -  Investment professional
                                                    since 1983

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.74%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.17%
   Total operating expenses(1)                                 0.91%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           EXPENSES (WITH OR WITHOUT REDEMPTION)              CLASS Y
   Year 1                                                     $   93
   Year 3                                                     $  291
   Year 5                                                     $  506
   Year 10                                                    $1,123


THE HARTFORD MUTUAL FUNDS, INC.                                               17

THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Growth and Income Fund seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.



INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance over the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURN


 FOR CALENDAR YEAR 1999

[Bar Chart]

99                                                                               21.45


 During the period shown in the bar chart, the highest quarterly return was 15.51% (4th quarter, 1999) and the lowest quarterly return was -6.36% (3rd quarter, 1999).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99
(INCLUDES SALES CHARGES)

                                     LIFE OF FUND
                           1 YEAR   (SINCE 4/30/98)
   Class Y                 21.45%       22.24%
   S&P 500 Index           21.04%       19.78%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

 18                                              THE HARTFORD MUTUAL FUNDS, INC.

                                             THE HARTFORD GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 James A. Rullo
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1998)
                                                 -  Joined Wellington Management
                                                    in 1994
                                                 -  Investment professional
                                                    since 1987

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.80%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.13%
   Total operating expenses(1)                                 0.93%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 1.00% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $   95
   Year 3                                                      $  298
   Year 5                                                      $  517
   Year 10                                                     $1,147


THE HARTFORD MUTUAL FUNDS, INC.                                               19

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital by investing primarily in stocks.



INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average income yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of non-U.S. issuers. The fund tends to focus on securities of larger, well-established companies.


Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.

As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.

The fund's portfolio is broadly diversified by industry and company.

--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.


Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund's management strategy will influence performance significantly. If the fund's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR


[Bar Chart]

97                31.59%
98                14.86%
99                 5.10%


 During the period shown in the bar chart, the highest quarterly return was 15.92% (2nd quarter, 1997) and the lowest quarterly return was -8.04% (3rd quarter, 1999).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99

                                       LIFE OF FUND
                            1 YEAR   (SINCE 7/22/96)
   Class Y                  5.10%         19.27%
   S&P 500 Index            21.04%        29.71%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

 20                                              THE HARTFORD MUTUAL FUNDS, INC.

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Laurie A. Gabriel
                                                 -  Senior Vice President and
                                                    Managing Partner of
                                                    Wellington Management
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1976
                                                 -  Investment professional
                                                    since 1976

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.75%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.12%
   Total operating expenses(1)                                 0.87%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.95% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $   89
   Year 3                                                      $  279
   Year 5                                                      $  484
   Year 10                                                     $1,076


THE HARTFORD MUTUAL FUNDS, INC.                                               21

THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.



INVESTMENT STRATEGY.  The fund allocates its assets among three categories:



    -  stocks,



    -  debt securities, and



    -  money market instruments.


The fund favors stocks issued by high-quality growth companies. The key characteristics of high-quality growth companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities (other than money market instruments) in which the fund primarily invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by Wellington Management to be of comparable quality). The fund is not restricted to any specific maturity term.

Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category and the allocation is in Wellington Management's discretion.

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers.

--------------------------------------------------------------------------------

MAIN RISKS. This fund has stock market risk, interest rate risk, manager allocation risk, credit risk and prepayment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR

[Bar Chart]

97                                                                               23.8
98                                                                               21.62
99                                                                               12.62


 During the period shown in the bar chart, the highest quarterly return was 12.57% (2nd quarter, 1997) and the lowest quarterly return was -3.94% (3rd quarter, 1999).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class Y                 12.62%       20.43%
   S&P 500 Index           21.04%       29.71%
   LGCB Index              -2.15%        9.03%

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 22                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management

                                                 PORTFOLIO MANAGERS
                                                 Paul D. Kaplan
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1982
                                                 -  Investment professional
                                                    since 1974
                                                 Rand L. Alexander
                                                 -  Senior Vice President of
                                                    Wellington Management
                                                 -  Co-manager of the fund since
                                                    inception (1996)
                                                 -  Joined Wellington Management
                                                    in 1990
                                                 -  Investment professional
                                                    since 1976

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                       None
   Maximum deferred sales charge (load)                        None
   Exchange fees                                               None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                            0.68%
   Distribution and service (12b-1) fees                       None
   Other expenses                                             0.11%
   Total operating expenses(1)                                0.79%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.95% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                       $ 81
   Year 3                                                       $253
   Year 5                                                       $440
   Year 10                                                      $981


THE HARTFORD MUTUAL FUNDS, INC.                                               23

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.



INVESTMENT STRATEGY. The fund normally invests at least 65%, and may invest up to 100%, of its portfolio in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Corporation ("S&P"), or securities which, if unrated, are determined by HIMCO to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by HIMCO. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between 5 to 10 years.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of non-U.S. issuers and up to 10% of its total assets in securities denominated in foreign currencies.

To achieve its goal of high current income, the fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities within selected industries that appear from a yield perspective to be attractive. The fund assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that the portfolio manager expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------


MAIN RISKS. The major factors affecting this fund's performance are interest rates and credit risk. You could lose money as a result of your investment.


When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as the fund expects, it could underperform its peers or lose money.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In a down market some of the fund's investments could become harder to value.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's performance, while the table shows how the fund's performance over the same time and since inception compares to that of a broad-based market index. The total return figures in both the bar chart and table do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURN


 FOR CALENDAR YEAR 1999

[Bar Chart]

99                                                                               3.98


 During the period shown in the bar chart, the highest quarterly return was 2.80% (1st quarter, 1999) and the lowest quarterly return was -1.18% (3rd quarter, 1999).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99

                                     LIFE OF FUND
                           1 YEAR   (SINCE 9/30/98)
   Class Y                  3.98%        6.05%
   Lehman High Yield
   Corporate Index          2.39%        3.63%

INDEX: The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

 24                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 HIMCO

                                                 PORTFOLIO MANAGER
                                                 Alison D. Granger
                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1998)
                                                 -  Joined HIMCO in 1993
                                                 -  Investment professional
                                                    since 1981

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.75%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.15%
   Total operating expenses(1)                                 0.90%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.95% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                      $   92
   Year 3                                                      $  288
   Year 5                                                      $  500
   Year 10                                                     $1,112


THE HARTFORD MUTUAL FUNDS, INC.                                               25

THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Bond Income Strategy Fund seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.



INVESTMENT STRATEGY. Debt securities include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 30% of its total assets in securities rated in the highest category of below investment grade bonds or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds".

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity within the intermediate-term range which is typically defined as between 5 and 10 years. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of non-U.S. issuers and up to 10% of its total assets in securities denominated in foreign currencies.

The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities that appear comparatively undervalued within selected industries. The portfolio manager assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

--------------------------------------------------------------------------------


MAIN RISKS. The major risk factors affecting this fund's performance are interest rates and credit risk. You could lose money as a result of your investment.


When interest rates rise, bond prices fall; generally the longer the fund's maturity, the more sensitive it is to this risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In a down market some of the fund's investments could become harder to value.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR

[Bar Chart]

97                                                                               11.3
98                                                                                7.98
99                                                                               -2.31


 During the period shown in the bar chart, the highest quarterly return was 4.13% (2nd quarter, 1997) and the lowest quarterly return was -1.44% (2nd quarter, 1999).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class Y                 -2.31%        6.54%
   Lehman Government
   Corporate Bond Index    -2.15%        9.03%

INDEX: The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 26                                              THE HARTFORD MUTUAL FUNDS, INC.

                                          THE HARTFORD BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 HIMCO
                                                 PORTFOLIO MANAGER
                                                 Alison D. Granger
                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined HIMCO in 1993
                                                 -  Investment professional
                                                    since 1981

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                        None
   Maximum deferred sales charge (load)                         None
   Exchange fees                                                None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.65%
   Distribution and service (12b-1) fees                        None
   Other expenses                                              0.15%
   Total operating expenses(1)                                 0.80%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.80% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                       $ 82
   Year 3                                                       $256
   Year 5                                                       $446
   Year 10                                                      $993


THE HARTFORD MUTUAL FUNDS, INC.                                               27

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.



INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by HIMCO. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.


The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk and manager risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value and, potentially the likelihood of repayment, of the fund's securities.

Manager risk refers to the risk that if the manager does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart year-by-year and average annual figures do not include the effect of sales charges as no sales charge is applicable to the Class Y shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.


 CLASS Y TOTAL RETURNS


 BY CALENDAR YEAR

[Bar Chart]

97                                                                               5.23
98                                                                               5.16
99                                                                               4.80


 During the period shown in the bar chart, the highest quarterly return was 1.32% (4th quarter, 1996) and the lowest quarterly return was 1.10% (2nd quarter, 1999).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/99

                                     LIFE OF FUND
                           1 YEAR   (SINCE 7/22/96)
   Class Y                  4.80%        5.10%
   60-Day Treasury Bill
   Index                    4.80%        5.04%

INDEX: 60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills.

Current 7-day yield as of December 31, 1999: 5.22%

Effective 7-day yield (which indicates the effect of daily compounding) as of December 31, 1999: 5.36%

Please call 1-888-843-7824 for the most recent current and effective yield information.

 28                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 HIMCO
                                                 PORTFOLIO MANAGER
                                                 William H. Davison, Jr.
                                                 -  Senior Vice President of
                                                    HIMCO
                                                 -  Manager of the fund since
                                                    inception (1996)
                                                 -  Joined HIMCO in 1990
                                                 -  Investment professional
                                                    since 1981

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                              CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering
   price                                                      None
   Maximum deferred sales charge (load)                       None
   Exchange fees                                              None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.50%
   Distribution and service (12b-1) fees                      None
   Other expenses                                              0.14%
   Total operating expenses                                    0.64%
   Fee waiver                                                 (0.09%)
   Net expenses(1)                                             0.55%



(1) HIFSCO has contractually agreed to limit the total operating expenses of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to not more than 0.55% through at least
    April 30, 2001. This policy may be discontinued at any time thereafter.


EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class
Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
   Year 1                                                       $ 56
   Year 3                                                       $196
   Year 5                                                       $349
   Year 10                                                      $892


THE HARTFORD MUTUAL FUNDS, INC.                                               29

PRIOR PERFORMANCE OF SIMILAR FUNDS
--------------------------------------------------------------------------------


Because the mutual funds that are the subject of this prospectus (the "Retail Funds") began operations in July, 1996, or later, they have limited operating and performance histories. However, the Capital Appreciation Fund, International Opportunities Fund, Stock Fund, Dividend and Growth Fund and Advisers Fund are modeled after existing funds (the "HLS Funds") that are managed by the same portfolio managers at HIMCO or Wellington Management and have investment objectives, policies and strategies substantially similar to those of the corresponding funds. Depending on the fund involved, similarity of investment characteristics may involve factors such as industry diversification, country diversification, portfolio beta, portfolio quality, average maturity of fixed-income assets, equity/non-equity mixes, and individual holdings. The HLS Funds are used as investment vehicles for the assets of variable annuity and variable life insurance contracts issued by The Hartford affiliates. The HLS Funds listed below are the only funds advised by The Hartford's affiliates and sub-advised by Wellington Management with similar investment objectives, policies and strategies to their Retail Fund counterparts. Below you will find information about the performance of the HLS Funds.


The table below sets forth each fund, its corresponding HLS Fund, and their respective inception dates and asset sizes as of December 31, 1999. Any fund's future performance may be greater or less than the performance of the corresponding HLS Fund due to, among other things, differences in expenses, asset sizes and cash flows.


FUND, INCEPTION DATE,
ASSET SIZE                                             CORRESPONDING HLS FUND, INCEPTION DATE, ASSET SIZE
---------------------                                  --------------------------------------------------
Capital Appreciation (July                             Hartford Capital Appreciation HLS Fund, Inc. (April 2, 1984)
22, 1996) $1,623,012,202                               $7,985,996,377

International Opportunities                            Hartford International Opportunities HLS Fund, Inc. (July 2,
(July 22, 1996)                                        1990) $1,578,038,808
$125,034,101

Stock (July 22, 1996)                                  Hartford Stock HLS Fund, Inc. (August 31, 1977)
$1,551,776,783                                         $9,447,823,496

Dividend and Growth (July                              Hartford Dividend and Growth HLS Fund, Inc. (March 8, 1994)
22, 1996) $430,515,565                                 $3,223,819,460

Advisers (July 22, 1996)                               Hartford Advisers HLS Fund, Inc. (March 31, 1983)
$1,640,237,707                                         $14,220,213,254



The following table shows the average annualized total returns for the HLS Funds for the one, three, five and ten year (or life of the HLS Fund, if shorter) periods ended December 31, 1999. These figures are based on the actual gross investment performance of the HLS Funds. From the gross investment performance figures, the maximum Total Fund Operating Expenses for each corresponding Retail Fund are deducted to arrive at the net return. Please remember that past performance is not indicative of future returns.



                                                                                              10 YEARS OR
                          HLS FUND                            1 YEAR   3 YEARS   5 YEARS    SINCE INCEPTION
                          --------                            ------   -------   -------    ---------------
   Hartford Capital Appreciation HLS Fund, Inc.               36.99%    24.32%    24.58%         19.47%
   Hartford International Opportunities HLS Fund, Inc.        39.27%    16.17%    14.89%         10.06%
   Hartford Stock HLS Fund, Inc.                              19.16%    27.38%    27.81%         17.31%
   Hartford Dividend and Growth HLS Fund, Inc.                 5.03%    17.05%    21.78%         18.83%
   Hartford Advisers HLS Fund,Inc.                            10.26%    19.35%    20.39%         13.70%


 30                                              THE HARTFORD MUTUAL FUNDS, INC.

OTHER INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


 USE OF MONEY MARKET INVESTMENTS


 FOR TEMPORARY DEFENSIVE PURPOSES



From time to time, as part of its primary investment strategy, each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.



 USE OF OPTIONS, FUTURES AND


 OTHER DERIVATIVES



Each fund (other than the Money Market fund) may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the Funds; and it may not always be feasible for a Fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a Fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.


 ABOUT EACH FUND'S INVESTMENT GOAL



Each fund's investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.



 TAX CONSEQUENCES OF PORTFOLIO


 TRADING PRACTICES



At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.



 ADDITIONAL INVESTMENT STRATEGIES


 AND RISKS



Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).


THE HARTFORD MUTUAL FUNDS, INC.                                               31

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER

Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to each fund. HIFSCO is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $165 billion in assets. As of December 31, 1999 HIFSCO had over $6 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

 THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Global Health Fund, Global Technology Fund, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999 Wellington Management had investment management authority over approximately $235 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

The Hartford Investment Management Company ("HIMCO") is the investment sub-adviser to the High Yield Fund, Bond Income Strategy Fund and Money Market Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 1999 HIMCO and its wholly-owned subsidiary had investment management authority over approximately $59 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.
 MANAGEMENT FEES

Each Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Fund's average daily net asset value as follows:

MONEY MARKET FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.50%
Next $500,000,000                          0.45%
Amount Over $1 Billion                     0.40%

BOND INCOME STRATEGY FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.65%
Next $500,000,000                          0.55%
Amount Over $1 Billion                     0.50%

DIVIDEND AND GROWTH FUND, ADVISERS FUND AND HIGH YIELD FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.75%
Next $500,000,000                          0.65%
Amount Over $1 Billion                     0.60%

CAPITAL APPRECIATION FUND, STOCK FUND AND GROWTH AND INCOME FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.80%
Next $500,000,000                          0.70%
Amount Over $1 Billion                     0.65%

SMALL COMPANY FUND, MIDCAP FUND, INTERNATIONAL OPPORTUNITIES FUND AND GLOBAL LEADERS FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         0.85%
Next $500,000,000                          0.75%
Amount Over $1 Billion                     0.70%

GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000                         1.00%
Next $500,000,000                          0.95%
Amount Over $1 Billion                     0.90%

 32                                              THE HARTFORD MUTUAL FUNDS, INC.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 MANAGEMENT FEES (CONTINUED)

For the year ended December 31, 1999, the investment advisory fees paid to HIFSCO for each fund with at least one full year of operations, expressed as a percentage of net assets, were as follows:


FUND NAME                               ANNUAL RATE
---------                               -----------
The Hartford Global Health Fund(1)           --
The Hartford Global Technology
  Fund(1)                                    --
The Hartford Advisers Fund                 0.68%
The Hartford Bond Income Strategy
  Fund                                     0.65%
The Hartford Capital Appreciation
  Fund                                     0.75%
The Hartford Dividend and Growth
  Fund                                     0.75%
The Hartford Global Leaders Fund           0.85%
The Hartford Growth and Income Fund        0.80%
The Hartford High Yield Fund               0.75%
The Hartford International
  Opportunities Fund                       0.85%
The Hartford MidCap Fund                   0.85%
The Hartford Money Market Fund             0.50%
The Hartford Small Company Fund            0.85%
The Hartford Stock Fund                    0.74%



(1) Fund commenced operations in 2000.


THE HARTFORD MUTUAL FUNDS, INC.                                               33

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CLASS Y SHARE INVESTOR REQUIREMENTS


In order to buy Class Y shares you must qualify as one of the following types of institutional investors: (i) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (ii) banks and insurance companies or other large institutional investors; (iii) investment companies; and (iv) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.


 OPENING AN ACCOUNT

Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is $1 million although this minimum may be waived at the discretion of the funds' officers.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

4 Make your initial investment selection.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                                                   AND ASSISTANCE.

 34                                              THE HARTFORD MUTUAL FUNDS, INC.

 BUYING SHARES


               OPENING AN ACCOUNT                                       ADDING TO AN ACCOUNT

 BY CHECK
 (CHECK ICON)  - Make out a check for the investment amount,            - Make out a check for the investment amount,
                 payable to "The Hartford Mutual Funds, Inc."             payable to "The Hartford Mutual Funds, Inc."
               - Deliver the check and your completed                   - Fill out the detachable investment slip from
                 application to your financial representative, or         an account statement. If no slip is available,
                 mail to the address listed below.                        include a note specifying the fund name, your
                                                                          share class, your account number and the
                                                                          name(s) in which the account is registered.
                                                                        - Deliver the check and your investment slip or
                                                                          note to your financial representative, or mail
                                                                          to the address listed below.
 BY EXCHANGE
 (ARROW ICON)  - Call your financial representative, plan               - Call your financial representative, plan
                 administrator or the transfer agent at the               administrator or the transfer agent at the
                 number below to request an exchange. The                 number below to request an exchange. The
                 minimum exchange amount is $500 per fund.                minimum exchange amount is $500 per fund.
 BY WIRE
 (WIRE ICON)   - Deliver your completed application to your             - Instruct your bank to wire the amount of your
                 financial representative, or mail it to the              investment to:
                 address below.                                             State Street Bank and Trust Company
                                                                            Account # 9905-205-2
               - Obtain your account number by calling your                 Routing # 011000028
                 financial representative or the phone number
                 below.                                                   Specify the fund name, your share class, your
                                                                          account number and the name(s) in which the
               - Instruct your bank to wire the amount of your            account is registered. Your bank may charge a
                 investment to:                                           fee to wire funds.
                   State Street Bank and Trust Company
                   Account # 9905-205-2
                   Routing # 011000028
                 Specify the fund name, your share class, your
                 account number and the name(s) in which the
                 account is registered. Your bank may charge a
                 fee to wire funds.
 BY PHONE
 (PHONE ICON)  - See "By Wire" and "By Exchange"                        - Verify that your bank or credit union is a
                                                                          member of the Automated Clearing House (ACH)
                                                                          system.
                                                                        - Complete the "Telephone Exchanges and
                                                                          Telephone Redemption" and "Bank Account or
                                                                          Credit Union Information" sections on your
                                                                          account application.
                                                                        - Call the transfer agent at the number below to
                                                                          verify that these features are in place on
                                                                          your account.
                                                                        - Tell the transfer agent representative the
                                                                          fund name, your share class, your account
                                                                          number, the name(s) in which the account is
                                                                          registered and the amount of your investment.


                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                            OR CONTACT YOUR FINANCIAL REPRESENTATIVE
                                                                          FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                               35

 SELLING SHARES



 BY LETTER

               - Write a letter of instruction or complete a power of
 (LETTER ICON)   attorney indicating the fund name, your share class, your
                 account number, the name(s) in which the account is
                 registered and the dollar value or number of shares you
                 wish to sell.
               - Include all signatures and any additional documents that may be required (see next page).
               - Mail the materials to the address below.
               - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                 letter of instruction.

 BY PHONE

 (PHONE ICON)  - Restricted to sales of up to $50,000 in any 7-day period.
               - For automated service 24 hours a day using your touch-tone phone, call the number shown below.
               - To place your order with a representative, call the
                 transfer agent at the number below between 8 A.M. and 6 P.M.
                 Eastern Time on most business days.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

               - Fill out the "Telephone Exchanges and Telephone
 (WIRE ICON)     Redemption" and "Bank Account or Credit Union Information"
                 sections of your new account application.
               - Call the transfer agent to verify that the telephone
                 redemption privilege is in place on an account, or to
                 request the forms to add it to an existing account.
               - Amounts of $1,000 or more will be wired on the next
                 business day. Your bank may charge a fee for this service.
               - Amounts of less than $1,000 may be sent by EFT or by
                 check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
               - Phone requests are limited to amounts up to $50,000 in a
                 7-day period.

 BY EXCHANGE

               - Obtain a current prospectus for the fund into which you
 (ARROW ICON)    are exchanging by calling your financial representative or the transfer agent at the number below.
               - Call your financial representative or the transfer agent to request an exchange.


 SELLING SHARES IN WRITING

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
(LETTER ICON)
                - you are selling more than $50,000 worth of shares
                - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)
Please note that a notary public CANNOT provide a signature guarantee.
Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE FOR INSTRUCTIONS
                                                                                   AND ASSISTANCE.

 36                                              THE HARTFORD MUTUAL FUNDS, INC.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES

The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). Except for the Money Market Fund, the funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. The Money Market Fund's assets and debt securities with remaining maturities of 60 days or less are valued at amortized cost.

Trading on many foreign securities markets is completed at various times before or after the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's NAV may take place at a time that is different than when prices are determined for certain foreign securities. As a result, events affecting the values of foreign portfolio securities that occur after the close of the NYSE will not be reflected in a fund's calculation of NAV.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares. This transaction fee is separate from any sales charge that the funds may apply.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other. The registration for both accounts involved must be identical. You may be subject to tax liability as a result of your exchange.

 RIGHT TO REJECT PURCHASE ORDERS/
 MARKET TIMING

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject or restrict any specific purchase request or to modify or terminate your exchange privileges if a fund determines that you are or have engaged in market timing. A market timer is defined as a shareholder that exchanges shares more than twice out of the same fund in a 90-day period.

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 SALES IN ADVANCE OF
 PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 business days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which

THE HARTFORD MUTUAL FUNDS, INC.                                               37
each fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, Inc., or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 DIVIDENDS AND ACCOUNT POLICIES



ACCOUNT STATEMENTS  In general, you will receive account statements as follows:



- after every transaction (except a dividend or distribution reinvestment) that affects your account balances



- after any changes of name or address of the registered owner(s)



- in all other circumstances, every quarter


Every year you should also receive, if applicable, a Form 1099 tax information statement.

If you are a participant in an employer-sponsored retirement plan you will receive statements from your plan administrator.


DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Normally, dividends from net investment income of the Global Health Fund, Global Technology Fund, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund and Stock Fund will be declared and paid annually; dividends from the net investment income of the Growth and Income Fund, Dividend and Growth Fund and Advisers Fund will be declared and paid quarterly; dividends from the net investment income of the Bond Income Strategy Fund and High Yield Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each fund.



TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as capital gains; distributions from short-term capital gains and income are generally taxable as ordinary income. Some distributions paid in January may be taxable as if they had been paid the previous December. Tax rates may vary depending on how long a fund investment is held. See your application for distribution options.


The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network.

If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

 38                                              THE HARTFORD MUTUAL FUNDS, INC.

ADDITIONAL SHARE CLASSES
--------------------------------------------------------------------------------

In addition to Class Y shares, each fund also offers Class A, Class B and Class C shares. Class A, Class B and Class C shares are available to individual investors. Class A, Class B and Class C shares generally have operating expenses similar to Class Y shares, except for certain sales charges and distribution and transfer agent fees. Such expenses may affect performance. Please call the Transfer Agent at 1-888-843-7824 for additional information on the purchase of Class A, Class B or Class C shares.

THE HARTFORD MUTUAL FUNDS, INC.                                               39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD SMALL COMPANY FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                                  CLASS Y -
                                                                                PERIOD ENDED:
                                                                                                      7/1/96-
                                                              12/31/99     12/31/98     12/31/97    12/31/96(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $13.47       $12.24       $10.71        $10.00
Income from investment operations:
Net investment income (loss)                                    (0.03)       (0.03)       (0.01)         0.00
Net realized and unrealized gain (loss) on investments           8.70         1.38         2.09          1.43
                                                              -------      -------      -------       -------
Total from investment operations                                 8.67         1.35         2.08          1.43
Less distributions:
  Dividends from net investment income                           0.00         0.00         0.00          0.00
  Distributions from capital gains                              (1.30)       (0.12)       (0.55)        (0.72)
  Return of capital                                              0.00         0.00         0.00          0.00
                                                              -------      -------      -------       -------
Total distributions                                             (1.30)       (0.12)       (0.55)        (0.72)
                                                              -------      -------      -------       -------
Net asset value, end of period                                 $20.84       $13.47       $12.24        $10.71
                                                              =======      =======      =======       =======
TOTAL RETURN                                                   66.37%       11.05%       19.69%        14.41%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $39,536      $13,004       $9,062           $72
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.99%        1.02%        1.30%       115.33%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.99%        1.00%        1.00%         1.00%(3)
Ratio of net investment income (loss) to average net assets    (0.46%)      (0.33%)      (0.14%)        0.03%(3)
Portfolio turnover rate(4)                                    176.74%      266.82%      255.37%        69.92%(2)



(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.


(2) Not annualized.


(3) Annualized.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 40                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD CAPITAL APPRECIATION FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                                  CLASS Y -
                                                                                PERIOD ENDED:
                                                                                                      7/1/96-
                                                              12/31/99     12/31/98     12/31/97    12/31/96(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $20.66        $20.05      $13.38        $10.00
Income from investment operations:
Net investment income (loss)                                     0.00         (0.06)      (0.03)         0.00
Net realized and unrealized gain (loss) on investments          13.52          0.80        7.47          3.79
                                                              -------      --------     -------       -------
Total from investment operations                                13.52          0.74        7.44          3.79
Less distributions:
  Dividends from net investment income                           0.00          0.00        0.00          0.00
  Distributions from capital gains                              (1.91)        (0.13)      (0.77)        (0.41)
  Return of capital                                             0.000         0.000       0.000         0.000
                                                              -------      --------     -------       -------
Total distributions                                             (1.91)        (0.13)      (0.77)        (0.41)
                                                              -------      --------     -------       -------
Net asset value, end of period                                 $32.27        $20.66      $20.05        $13.38
                                                              =======      ========     =======       =======
TOTAL RETURN                                                   67.49%         3.68%      56.00%        37.95%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $64,688       $27,700     $26,693          $107
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.87%         0.96%       1.13%        93.64%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.87%         0.96%       1.00%         1.00%(3)
Ratio of net investment income (loss) to average net assets    (0.16%)       (0.27%)     (0.35%)        0.04%(3)
Portfolio turnover rate(4)                                    168.97%       123.42%     119.62%       149.99%(2)



(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.


(2) Not annualized.


(3) Annualized.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


THE HARTFORD MUTUAL FUNDS, INC.                                               41

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD MIDCAP FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                     CLASS Y -
                                                                   PERIOD ENDED:
                                                              12/31/99    12/31/98(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $12.35        $10.00
Income from investment operations:
Net investment income (loss)                                    (0.02)        (0.02)
Net realized and unrealized gain (loss) on investments           6.18          2.37
                                                              -------       -------
Total from investment operations                                 6.16          2.35
Less distributions:
  Dividends from net investment income                           0.00          0.00
  Distributions from capital gains                              (0.57)         0.00
  Return of capital                                             0.000         0.000
                                                              -------       -------
Total distributions                                             (0.57)         0.00
                                                              -------       -------
Net asset value, end of period                                 $17.94        $12.35
                                                              =======       =======
TOTAL RETURN                                                   50.87%        23.62%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $17,997        $3,750
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.97%         1.12%
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.97%         1.00%
Ratio of net investment income (loss) to average net assets    (0.31%)       (0.33%)
Portfolio turnover rate(2)                                    122.52%       139.02%



(1) The Fund was declared effective by the Securities and Exchange Commission on December 31, 1997.


(2) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 42                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                                 CLASS Y -
                                                                               PERIOD ENDED:
                                                                                                    7/1/96-
                                                              12/31/99    12/31/98    12/31/97    12/31/96(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $11.97      $10.62      $10.73        $10.00
Income from investment operations:
Net investment income (loss)                                     0.09        0.12        0.15          0.00
Net realized and unrealized gain (loss) on investments           4.51        1.27       (0.02)         0.84
                                                              -------     -------      ------       -------
Total from investment operations                                 4.60        1.39        0.13          0.84
Less distributions:
  Dividends from net investment income                          (0.18)      (0.04)      (0.07)        (0.08)
  Distributions from capital gains                              (0.83)       0.00       (0.17)        (0.03)
  Return of capital                                             0.000       0.000       0.000         0.000
                                                              -------     -------      ------       -------
Total distributions                                             (1.01)      (0.04)      (0.24)        (0.11)
                                                              -------     -------      ------       -------
Net asset value, end of period                                 $15.56      $11.97      $10.62        $10.73
                                                              =======     =======      ======       =======
TOTAL RETURN                                                   39.63%      13.11%       1.31%         8.36%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $25,403     $10,860      $6,422           $64
Ratio of expenses to average net assets before waivers and
  reimbursements                                                1.11%       1.36%       1.76%       126.52%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                1.11%       1.20%       1.20%         1.20%(3)
Ratio of net investment income (loss) to average net assets     1.07%       1.17%       1.33%         0.57%(3)
Portfolio turnover rate(4)                                    128.26%     148.58%      59.16%        21.51%(2)



(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.


(2) Not annualized.


(3) Annualized.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


THE HARTFORD MUTUAL FUNDS, INC.                                               43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD GLOBAL LEADERS FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                     CLASS Y -
                                                                   PERIOD ENDED:
                                                                           9/30/98-
                                                              12/31/99    12/31/98(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $12.69       $10.00
Income from Investment Operations:
Net investment income (loss)                                     0.03         0.01
Net realized and unrealized gain (loss) on investments           6.08         3.03
                                                              -------       ------
Total from investment operations                                 6.11         3.04
Less distributions:
  Dividends from net investment income                           0.00         0.00
  Distributions from capital gains                              (0.12)       (0.35)
  Return of capital                                             0.000        0.000
                                                              -------       ------
Total distributions                                             (0.12)       (0.35)
                                                              -------       ------
Net asset value, end of period                                  18.68       $12.69
                                                              =======       ======
TOTAL RETURN                                                   48.39%       30.57%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $4,423         $392
Ratio of expenses to average net assets before waivers and
  reimbursements                                                1.10%        2.46%(4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                1.10%        1.20%(4)
Ratio of net investment income (loss) to average net assets     0.32%        0.31%(4)
Portfolio turnover rate(2)                                    203.74%       49.04%



(1) The Fund was declared effective by the Securities and Exchange Commission on September 30, 1998.


(2) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) Not annualized.


(4) Annualized.


 44                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD STOCK FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                                  CLASS Y -
                                                                                PERIOD ENDED:
                                                                                                      7/1/96-
                                                              12/31/99     12/31/98     12/31/97    12/31/96(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $19.89       $15.25       $11.55        $10.00
Income from investment operations:
Net investment income (loss)                                    (0.01)        0.06         0.03          0.01
Net realized and unrealized gain (loss) on investments           4.53         4.78         3.70          1.57
                                                              -------       ------       ------       -------
Total from investment operations                                 4.52         4.84         3.73          1.58
Less distributions:
  Dividends from net investment income                           0.00         0.00         0.00         (0.03)
  Distributions from capital gains                              (0.42)       (0.19)       (0.03)         0.00
  Return of capital                                              0.00        (0.01)       0.000         0.000
                                                              -------       ------       ------       -------
Total distributions                                             (0.42)       (0.20)       (0.03)        (0.03)
                                                              -------       ------       ------       -------
Net asset value, end of period                                 $23.99       $19.89       $15.25        $11.55
                                                              =======       ======       ======       =======
TOTAL RETURN                                                   22.91%       31.80%       32.33%        15.80%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $31,129       $7,919       $5,510           $44
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.91%        0.96%        1.11%       133.50%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.91%        0.96%        1.00%         1.00%(3)
Ratio of net investment income (loss) to average net assets     0.36%        0.36%        0.53%         1.37%(3)
Portfolio turnover rate(4)                                     33.62%       37.03%       42.83%        11.87%(2)



(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.


(2) Not annualized.


(3) Annualized.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


THE HARTFORD MUTUAL FUNDS, INC.                                               45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD GROWTH AND INCOME FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                     CLASS Y -
                                                                   PERIOD ENDED:
                                                                           4/30/98-
                                                              12/31/99    12/31/98(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $11.48       $10.00
Income from investment operations:
Net investment income (loss)                                     0.06         0.05
Net realized and unrealized gain (loss) on investments           2.39         1.46
                                                               ------       ------
Total from investment operations                                 2.45         1.51
Less distributions:
  Dividends from net investment income                           0.00         0.00
  Distributions from capital gains                              (0.10)        0.00
  Return of capital                                              0.00        (0.03)
                                                               ------       ------
Total distributions                                             (0.10)       (0.03)
                                                               ------       ------
Net asset value, end of period                                 $13.83       $11.48
                                                               ======       ======
TOTAL RETURN                                                   21.45%       15.18%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $480         $386
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.93%        1.20%(4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.93%        1.00%(4)
Ratio of net investment income (loss) to average net assets     0.51%        0.76%(4)
Portfolio turnover rate(2)                                     52.98%       35.10%



(1) The Fund was declared effective by the Securities and Exchange Commission on April 30, 1998.


(2) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) Not annualized.


(4) Annualized.


 46                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                                 CLASS Y -
                                                                               PERIOD ENDED:
                                                                                                    7/1/96-
                                                              12/31/99    12/31/98    12/31/97    12/31/96(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $16.69      $14.77      $11.46        $10.00
Income from investment operations:
Net investment income (loss)                                     0.21        0.24        0.21          0.02
Net realized and unrealized gain (loss) on investments           0.63        1.94        3.39          1.53
                                                              -------     -------     -------       -------
Total from investment operations                                 0.84        2.18        3.60          1.55
Less distributions:
  Dividends from net investment income                          (0.22)      (0.19)      (0.15)        (0.07)
  Distributions from capital gains                              (0.35)      (0.07)      (0.14)        (0.02)
  Return of capital                                             0.000       0.000      (0.000)        0.000
                                                              -------     -------     -------       -------
Total distributions                                             (0.57)      (0.26)      (0.29)        (0.09)
                                                              -------     -------     -------       -------
Net asset value, end of period                                 $16.96      $16.69      $14.77        $11.46
                                                              =======     =======     =======       =======
TOTAL RETURN                                                    5.10%      14.86%      31.59%        15.49%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $23,616     $17,098     $13,236       $13,241
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.87%       0.91%       1.09%       141.53%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.87%       0.91%       0.95%         0.95%(3)
Ratio of net investment income (loss) to average net assets     1.42%       1.53%       1.83%         2.41%(3)
Portfolio turnover rate(4)                                     50.21%      46.43%      28.75%        29.80%(2)



(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.


(2) Not annualized.


(3) Annualized.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


THE HARTFORD MUTUAL FUNDS, INC.                                               47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD ADVISERS FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                                 CLASS Y -
                                                                               PERIOD ENDED:
                                                                                                    7/1/96-
                                                              12/31/99    12/31/98    12/31/97    12/31/96(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $15.80      $13.46      $11.10        $10.00
Income from investment operations:
Net investment income (loss)                                     0.35        0.29        0.31          0.03
Net realized and unrealized gain (loss) on investments           1.61        2.59        2.32          1.16
                                                              -------     -------     -------       -------
Total from investment operations                                 1.96        2.88        2.63          1.19
Less distributions:
  Dividends from net investment income                          (0.29)      (0.28)      (0.20)        (0.09)
  Distributions from capital gains                              (0.31)      (0.26)      (0.07)         0.00
  Return of capital                                             0.000       0.000       0.000         0.000
                                                              -------     -------     -------       -------
Total distributions                                             (0.60)      (0.54)      (0.27)        (0.09)
                                                              -------     -------     -------       -------
Net asset value, end of period                                 $17.16      $15.80      $13.46        $11.10
                                                              =======     =======     =======       =======
TOTAL RETURN                                                   12.62%      21.62%      23.80%        11.88%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $68,133     $57,891     $39,773           $34
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.79%       0.90%       1.03%       144.82%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.79%       0.90%       0.95%         0.95%(3)
Ratio of net investment income (loss) to average net assets     2.18%       2.09%       2.08%         2.75%(3)
Portfolio turnover rate(4)                                     34.63%      40.24%      38.62%        19.75%(2)



(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.


(2) Not annualized.


(3) Annualized.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 48                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                     CLASS Y -
                                                                   PERIOD ENDED:
                                                                           9/30/98-
                                                              12/31/99    12/31/98(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $10.16       $10.00
Income from investment operations:
Net investment income (loss)                                     0.78         0.21
Net realized and unrealized gain (loss) on investments          (0.39)        0.13
                                                              -------       ------
Total from investment operations                                 0.39         0.34
Less distributions:
  Dividends from net investment income                          (0.77)       (0.18)
  Distributions from capital gains                               0.00         0.00
  Return of capital                                             0.000        0.000
                                                              -------       ------
Total distributions                                             (0.77)       (0.18)
                                                              -------       ------
Net asset value, end of period                                  $9.78       $10.16
                                                              =======       ======
TOTAL RETURN                                                    3.98%        3.51%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $2,314       $1,034
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.90%        1.17%(4)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.90%        0.95%(4)
Ratio of net investment income (loss) to average net assets     8.20%        7.48%(4)
Portfolio turnover rate(2)                                     52.96%       10.85%



(1) The Fund was declared effective by the Securities and Exchange Commission on September 30, 1998.


(2) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(3) Not annualized.


(4) Annualized.


THE HARTFORD MUTUAL FUNDS, INC.                                               49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD BOND INCOME STRATEGY FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                                 CLASS Y -
                                                                               PERIOD ENDED:
                                                                                                    7/1/96-
                                                              12/31/99    12/31/98    12/31/97    12/31/96(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $10.81      $10.64      $10.27        $10.00
Income from investment operations:
Net Investment income (loss)                                     0.55        0.58        0.58          0.28
Net realized and unrealized gain (loss) on investments          (0.80)       0.24        0.54          0.31
                                                              -------     -------     -------       -------
Total from investment operations                                 0.25        0.82        1.12          0.59
Less distributions:
  Dividends from net investment income                          (0.55)      (0.57)      (0.59)        (0.26)
  Distributions from capital gains                              (0.02)      (0.08)      (0.16)        (0.06)
  Return of capital                                             0.000       0.000       0.000         0.000
                                                              -------     -------     -------       -------
Total distributions                                             (0.57)      (0.65)      (0.75)        (0.32)
                                                              -------     -------     -------       -------
Net asset value, end of period                                  $9.99      $10.81      $10.64        $10.27
                                                              =======     =======     =======       =======
TOTAL RETURN                                                   (2.31%)      7.98%      11.30%         5.95%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                      $28,052     $10,766      $5,756            $5
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.80%       0.84%       1.01%       185.34%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.80%       0.80%       0.80%         0.80%(3)
Ratio of net investment income (loss) to average net assets     5.77%       5.48%       5.98%         6.17%(3)
Portfolio turnover rate(4)                                    113.37%     135.01%     220.45%        75.52%(2)



(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.


(2) Not annualized.


(3) Annualized.


(4) The portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 50                                              THE HARTFORD MUTUAL FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 THE HARTFORD MONEY MARKET FUND



These tables are intended to help you understand each fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned, or lost, on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.



                                                                                 CLASS Y -
                                                                               PERIOD ENDED:
                                                                                                    7/1/96-
                                                              12/31/99    12/31/98    12/31/97    12/31/96(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $1.00       $1.00       $1.00         $1.00
Income from investment operations:
Net investment income (loss)                                     0.05        0.50        0.05          0.02
Net realized and unrealized gain (loss) on investments           0.00        0.00        0.00          0.00
                                                               ------      ------      ------      --------
Total from investment operations                                 0.05        0.50        0.05          0.02
Less distributions:
  Dividends from net investment income                          (0.05)      (0.50)      (0.05)        (0.02)
  Distributions from capital gains                               0.00        0.00       (0.00)         0.00
  Return of capital                                             0.000       0.000       0.000         0.000
                                                               ------      ------      ------      --------
Total distributions                                             (0.05)      (0.50)      (0.05)        (0.02)
                                                               ------      ------      ------      --------
Net asset value, end of period                                  $1.00       $1.00       $1.00         $1.00
                                                               ======      ======      ======      ========
TOTAL RETURN                                                    4.80%       5.16%       5.23%         2.34%(2)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $8,953      $5,320      $2,638          $0.3
Ratio of expenses to average net assets before waivers and
  reimbursements                                                0.64%       0.71%       0.82%      3496.38%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                0.55%       0.55%       0.55%         0.55%(3)
Ratio of net investment income (loss) to average net assets     4.70%       4.99%       5.13%         4.56%(3)
Portfolio turnover rate                                           N/A         N/A         N/A           N/A



(1) The Funds were initially seeded on July 1, 1996 and became effective and open for investment on July 22, 1996. The performance results reflect activity since the Funds were opened for investment on July 22, 1996.


(2) Not annualized.


(3) Annualized.


THE HARTFORD MUTUAL FUNDS, INC.                                               51

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FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

 ANNUAL/SEMIANNUAL REPORT
 TO SHAREHOLDERS

Additional information on each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual report. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

 STATEMENT OF ADDITIONAL INFORMATION
 (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report and/or the SAI or for shareholder inquiries, please contact the funds at:

 BY MAIL:


The Hartford Mutual Funds, Inc.

P.O. Box 219054
Kansas City, MO 64121-9054

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)


 ON THE INTERNET OR BY E-MAIL:



Internet:



www.sec.gov



E-Mail:



publicinfo@sec.gov



Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.


SEC FILE NUMBER: 811-07589

                                     PART B

                 THE HARTFORD MUTUAL FUNDS, INC. (the "Company")

                         THE HARTFORD GLOBAL HEALTH FUND
                       THE HARTFORD GLOBAL TECHNOLOGY FUND
                         THE HARTFORD SMALL COMPANY FUND
                     THE HARTFORD CAPITAL APPRECIATION FUND
                            THE HARTFORD MIDCAP FUND
                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                             THE HARTFORD STOCK FUND
                       THE HARTFORD GROWTH AND INCOME FUND
                      THE HARTFORD DIVIDEND AND GROWTH FUND
                           THE HARTFORD ADVISERS FUND
                          THE HARTFORD HIGH YIELD FUND
                     THE HARTFORD BOND INCOME STRATEGY FUND
                         THE HARTFORD MONEY MARKET FUND


                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES



                                 P.O. Box 219054
                           Kansas City, M0 64121-9054
                                 1-888-843-7824



     This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Company's Class A, Class B and Class C prospectus and Class Y prospectus. To obtain a free copy of either prospectus send a written request to: The Hartford Mutual Funds, Inc., P.O. Box 219054, Kansas City, MO 64121-9054 or call the number listed above.


Date of Prospectus: May 1, 2000
Date of Statement of Additional Information: May 1, 2000

TABLE OF CONTENTS                                                          PAGE
GENERAL INFORMATION......................................................    3
INVESTMENT OBJECTIVES AND POLICIES.......................................    3
MANAGEMENT OF THE COMPANY................................................   13
INVESTMENT ADVISORY ARRANGEMENTS.........................................   21
FUND EXPENSES............................................................   25
DISTRIBUTION ARRANGEMENTS................................................   25
DISTRIBUTION FINANCING PLANS.............................................   27
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................   29
DETERMINATION OF NET ASSET VALUE.........................................   31
PURCHASE AND REDEMPTION OF SHARES........................................   32
INVESTMENT PERFORMANCE...................................................   34
TAXES....................................................................   42
PRINCIPAL UNDERWRITER....................................................   45
CUSTODIAN................................................................   45
TRANSFER AGENT SERVICES..................................................   46
INDEPENDENT PUBLIC ACCOUNTANTS...........................................   46
OTHER INFORMATION........................................................   46
FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS............................   46
APPENDIX.................................................................   47

                              GENERAL INFORMATION



     The Hartford Mutual Funds, Inc. (the "Company") is an open-end management investment company consisting of fourteen separate portfolios (each a "Fund" or together the "Funds"). The Company was organized as a Maryland Corporation on March 21, 1996. This SAI relates to all of the Funds. Hartford Investment Financial Services Company ("HIFSCO") is the investment manager and principal underwriter to each Fund. HIFSCO is an indirect majority owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), an insurance holding company with over $165 billion in assets. In addition, as investment sub-advisers, Wellington Management Company LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO(R)") provide the day-to-day investment management of the Funds. HIMCO is a wholly-owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity and variable life insurance products issued by The Hartford and its affiliates And for certain retirement plans. HL Investment Advisors, LLC ("HL Advisors"), an affiliate of The Hartford, is the investment adviser to that family of funds.


                       INVESTMENT OBJECTIVES AND POLICIES

A.   FUNDAMENTAL RESTRICTIONS OF THE FUNDS

     Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

     The investment objective and principal investment strategies of each Fund are set forth in the Prospectus. Set forth below are the fundamental investment policies applicable to each Fund followed by the non-fundamental policies applicable to each Fund.

     Each Fund may not:

     1. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, and the following practices when a segregated account has been established to cover such transactions or when an offsetting position has been established by the Fund are not deemed to be issuances of senior securities: the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Fund's investment policies, reverse repurchase agreements and mortgage dollar rolls.

     2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. Although reverse repurchase agreements, mortgage dollar rolls, short sales against the box, futures contracts, options on futures contracts, securities or indices, when issued and delayed delivery transactions and securities lending are not subject to this restriction, in most cases a segregated account will be set up to cover such transactions.

     3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate, except that a Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts)
(iii) invest in securities that are secured by real estate or interests therein,
(iv) purchase and sell mortgage-related
securities, (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (vi) invest in real estate limited partnerships.

     5. Invest in commodities, except that a Fund may (i) invest in securities of issuers that invest in commodities, and (ii) engage in permissible options and futures transactions and forward foreign currency contracts, entered into in accordance with the Fund's investment policies.

     6. Make loans, except that a Fund (i) may lend portfolio securities in accordance with the Fund's investment policies in amounts up to 33-1/3% of the Fund's total assets taken at market value, (ii) enter into fully collateralized repurchase agreements, and (iii) purchase debt obligations in which the Fund may invest consistent with its investment policies.


     7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This policy does not apply to the Global Technology Fund or the Global Health Fund. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or authorities. The Global Health Fund may invest more than 25% of its assets in an industry within the health care sector. This fund will normally invest at least 25% of its total assets, in the aggregate, in the following sector groups: drugs, medical products and health services. The Global Technology Fund may invest more than 25% of its assets in an industry within the technology sector. This fund will normally invest at least 25% of its total assets, in the aggregate, in the following sector groups: computers and equipment, software and services, electronics and communications equipment.


     In addition, each Fund, except the Global Health Fund and Global Technology Fund, will operate as a "diversified" fund within the meaning of the 1940 Act. This means that with respect to 75% of a Fund's total assets, a Fund will not purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

     (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


         Each of the Global Health Fund and Global Technology Fund will operate as a non-diversified fund within the interpretation of the Securities and Exchange Commission of the 1940 Act. This means that each of the Global Health Fund and Global Technology Fund is permitted to invest more than 5% of each fund's net assets in a particular issuer.


         If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings under Section 18(f)(1) of the 1940 Act shall be maintained in the manner contemplated by that Section.

         In order to permit the sale of shares of the Funds in certain states, the Board of Directors may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke such policy.

B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

     The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

     Each Fund may not:

     1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account or securities lending arrangements. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options is not deemed to be a pledge or other encumbrance.

     2. Purchase any securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities (except short sales against the box) or maintain a short position. The deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. Purchase securities which are illiquid if, as a result of any such purchase, more than 15% of its net assets (10% for the Money Market Fund) would consist of such securities.

     4. Purchase securities while outstanding borrowings exceed 5% of a Fund's total assets.

     5. Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

     6. Invest for the purpose of exercising control over or management of any company.





     If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

     MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS The investment objective and principal investment strategies for each Fund are discussed in the Fund's prospectus. A further description of certain investment strategies of each Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.


     MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market Fund which may hold cash and invest in money market instruments at any time, all other Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management, subject to the overall supervision of HIFSCO. Such Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.


     Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.


     REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price by the fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.


     Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to HIMCO and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.

     HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.


     REVERSE REPURCHASE AGREEMENTS Each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund's net asset value. A Fund will establish a segregated account with the Company's custodian bank in which a Fund will maintain liquid assets equal in value to a Fund's obligations in respect of reverse repurchase agreements.


     DEBT SECURITIES Each Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities (Global Health Fund, Global Technology Fund, Advisers Fund, High Yield Fund, International Opportunities Fund, Bond Income Strategy Fund and Money Market Fund only), (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (Advisers Fund, High Yield Fund and Bond Income Strategy Fund only); and (5) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

     INVESTMENT GRADE DEBT SECURITIES The Money Market Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Funds is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

     HIGH YIELD-HIGH RISK DEBT SECURITIES Each of the Global Health Fund, Global Technology Fund, Capital Appreciation Fund, MidCap Fund, Growth and Income Fund, Dividend and Growth Fund, International Opportunities Fund, Global Leaders Fund, Small Company Fund, Stock Fund, and Advisers Fund is permitted to invest up to 5% of its assets in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. The Bond Income Strategy Fund is permitted to invest up to 30% of its assets in securities rated in the highest level below investment grade (i.e., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. Although the High Yield Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of total assets will be invested in securities rated below B3 by Moody's or B- by S&P, or if unrated, determined to be of comparable quality by HIMCO. Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of a Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

     MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Advisers Fund, High Yield Fund and Bond Income Strategy Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations. These Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     The mortgage securities in which each Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (i.e., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.


     ASSET-BACKED SECURITIES The Global Health Fund, Global Technology Fund, International Opportunities Fund, Advisers Fund, High Yield Fund, Bond Income Strategy Fund and Money Market Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

     EQUITY SECURITIES Each Fund except the Bond Income Strategy Fund and High Yield Fund as described below and except the Money Market Fund may invest all or a portion of their assets in equity securities which include common stocks, preferred stocks (including convertible preferred stock) and rights to acquire such securities. In addition, these Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond Income Strategy Fund and High Yield Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond Income Strategy Fund and High Yield Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

     SMALL CAPITALIZATION SECURITIES All Funds except the Money Market Fund may invest in equity securities (including securities issued in initial public offerings) of companies with market capitalizations within the range represented by the Russell 2000 Index ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small Capitalization Securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

     NON-U.S. ISSUERS Each Fund is permitted to invest a portion of its assets in securities of non-U.S. issuers, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities. Generally, a non-U.S. company is considered to be a company that is domiciled in a country other than the United States. When selecting securities of non-U.S. issuers, HIMCO or Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.


     The Small Company, Capital Appreciation, MidCap, Stock, Growth and Income, Dividend and Growth, and Advisers Funds are permitted to invest up to 20% of their assets in non-U.S. issuers. The Money Market Fund may invest up to 25% of its assets (U.S. dollar denominated only), the Bond Income Strategy and High Yield Funds are permitted to invest up to 30% of their assets and the International Opportunities Fund invests 100% of its assets in such issuers. Each of the Bond Income Strategy Fund and High Yield Fund may also invest up to 10% of their assets in securities denominated in foreign currencies. The Global Leaders Fund invests in at least five countries, one of which is the United States, however, the fund has no limit on the amount of assets that must be invested in each country. The Global Health Fund and Global Technology Fund each invest in at least three countries, one of which may be the United States; however, the funds have no limit on the amount of assets that must be invested in each country. The Global Health Fund and Global Technology Fund may invest in securities denominated in any currency.


     Investing in securities issued by non-U.S. issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about non-U.S. issuers compared with U.S. issuers. For example, non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. In addition, the values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in non-U.S. sovereign debt will expose a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

     From time to time, each of the Global Health Fund, Global Technology Fund, Global Leaders Fund and International Opportunities Fund may invest up to 25% of each of their assets and the High Yield Fund and Bond Fund may invest up to 30% of each of their assets in securities of issuers located in emerging countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     CURRENCY TRANSACTIONS Each Fund, except the Money Market Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

     The use of currency transactions to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

     The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

     OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Fund, except the Money Market Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. A Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

     A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

     The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular Fund holds in its portfolio or that it intends to purchase. For example, if a Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

     Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.


     A Fund may write covered options only. "Covered" means that, so long as a Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies. A Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.


     To hedge against fluctuations in currency exchange rates, a Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

     The Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities and in circumstances consistent with a Fund's investment objectives and policies.


     Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, a Fund will be required to deposit and maintain with a custodian liquid assets equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian liquid assets equal in value to the deficiency.


     To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of a Fund's assets at risk to 5%.

     Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Code. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that a Fund would have been in a better position had it not used such a strategy at all.

     SWAP AGREEMENTS Each Fund, except the Money Market Fund, may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.


     The Funds will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of liquid assets having an aggregate net asset value at least equal to the accrued excess maintained by the Company's custodian in a segregated account. If a Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as appropriate, believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid securities.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.

     ILLIQUID SECURITIES Each Fund is permitted to invest in illiquid securities. No illiquid securities will be acquired if upon the purchase more than 10% of the Money Market Fund's net assets or 15% of each other Fund's net assets would consist of such securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. Each Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors. A Fund may not be able to sell illiquid securities when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

     Under current interpretations of the SEC Staff, the following types of securities in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.


     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the Fund's purchase commitments; likewise a Fund will segregate securities sold on a delayed-delivery basis.

     OTHER INVESTMENT COMPANIES Each Fund is permitted to invest in other investment companies. The investment companies in which a Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund; or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

     PORTFOLIO SECURITIES LENDING Each of the Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective Fund. While the securities are on loan the borrower will pay the respective Fund any income accruing thereon.

     Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of any Fund is not more than 33-1/3% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

                           MANAGEMENT OF THE COMPANY

     The business of the Company is managed by a Board of Directors, who elect officers who are responsible for the day-to-day operations of the Company and who execute policies formulated by the directors. The directors and officers of the Company and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the Company, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.

                                                       POSITION
                 NAME, ADDRESS, AGE                    HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                       COMPANY                       DURING LAST 5 YEARS
------------------------------------------------      -----------     ---------------------------------------------------------
ROBERT J. CLARK (age 67)                               Director       Mr. Clark, currently retired, served as President of
725 Mapleton Avenue                                                   American Nuclear Insurers from 1990 to 1997.
Suffield, CT  06078                                                   Previously, Mr. Clark served in positions of increasing
                                                                      responsibility with Aetna Life & Casualty Company from
                                                                      1955 to 1989 retiring as President of the Commercial
                                                                      Insurance Division. Mr. Clark is also an active
                                                                      director or trustee with Hartford Health Care
                                                                      Corporation, Hartford Hospital, CHS Insurance, Ltd. and
                                                                      St. Joseph's College.

WINIFRED ELLEN COLEMAN (age 67)                        Director       Ms. Coleman has served as President of Saint Joseph
27 Buckingham Lane                                                    College since 1991. She is a Director of LeMoyne
West Hartford, CT 06117                                               College, St. Francis Hospital, Connecticut Higher
                                                                      Education Student Loan Administration, and The National
                                                                      Conference (Greater Hartford Board of Directors).

                                                       POSITION
                 NAME, ADDRESS, AGE                    HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                       COMPANY                       DURING LAST 5 YEARS
------------------------------------------------      -----------     ---------------------------------------------------------
WILLIAM ATCHISON O'NEILL (age 69)                      Director       The Honorable William A. O'Neill served as Governor of
Box 360                                                               the State of Connecticut from 1980 until 1991. He is
East Hampton, CT 06424                                                presently retired.

MILLARD HANDLEY PRYOR, JR. (age 66)                    Director       Mr. Pryor has served as Managing Director of Pryor &
695 Bloomfield Avenue                                                 Clark Company, Hartford, Connecticut, since June, 1992.
Bloomfield, CT 06002                                                  He served as Chairman and Chief Executive Officer of
                                                                      Corcap, Inc. from 1988-1992. In addition, Mr. Pryor is
                                                                      a Director of Pryor & Clark Company, Corcap, Inc., the
                                                                      Wiremold Company, Hoosier Magnetics, Inc., Infodata
                                                                      Systems, Inc. and Pacific Scientific Corporation.

LOWNDES ANDREW SMITH* (age 60)                         Director and   Mr. Smith has served as Vice Chairman of Hartford
P.O. Box 2999                                          Chairman       Financial Services Group, Inc. since February, 1997, as
Hartford, CT 06104-2999                                               President and Chief Executive Officer of Hartford Life,
                                                                      Inc. since February,1997, and as President and Chief
                                                                      Operating Officer of The Hartford Life Insurance Companies
                                                                      since January, 1989. He was formerly Senior Vice President and Group Comptroller of The Hartford Insurance Group from
                                                                      1987-1989. He has been a Director of Connecticut Children's
                                                                      Medical Center since 1993, a Director of American Counsel of
                                                                      Life Insurance from 1993-1996 and 1998-present, and a
                                                                      Director of Insurance Marketplace Standards Association from
                                                                      1996 to present. Mr. Smith is also President and a Director of HIFSCO and HL Advisors.

JOHN KELLEY SPRINGER (age 68)                          Director       Mr. Springer currently serves as Chairman of Medspan,
225 Asylum Avenue                                                     Inc. From 1986 to 1997 he served as Chief Executive
Hartford, CT 06103                                                    Officer of Connecticut Health System, Inc. Formerly, he
                                                                      served as the Chief Executive Officer of Hartford
                                                                      Hospital, Hartford, Connecticut (June, 1976 - August,
                                                                      1989). He is also a Director of Hartford Hospital, and
                                                                      CHS Insurance Ltd. (Chairman).

DAVID M. ZNAMIEROWSKI (age 39)                         President      Mr. Znamierowski currently serves as Senior Vice
55 Farmington Avenue                                   and Director   President, Chief Investment Officer and Director of
Hartford, CT  06105                                                   Investment Strategy for Hartford Life, Inc. Mr. Znamierowski
                                                                      previously was Vice President, Investment Strategy and Policy
                                                                      with Aetna Life & Casualty Company from 1991 to 1996 and held several positions including Vice President, Corporate Finance with Solomon Brothers from 1986 to 1991. Mr. Znamierowski
                                                                      is also a Director and Senior Vice President of HIFSCO and a
                                                                      Managing Member and Senior Vice President of HL Advisors.

                                                       POSITION
                 NAME, ADDRESS, AGE                    HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                       COMPANY                       DURING LAST 5 YEARS
------------------------------------------------      -----------     ---------------------------------------------------------
PETER CUMMINS (age 62)                                 Vice           Mr. Cummins has served as Senior Vice President since
P. O. Box 2999                                         President      1997 and Vice President since 1989 of sales and
Hartford, CT 06104-2999                                               marketing of the Investment Products Division of
                                                                      Hartford Life Insurance Company. He is also a Director and
                                                                      Senior Vice President of HIFSCO and a Managing Member and
                                                                      Senior Vice President of HL Advisors.

ANDREW WILLIAM KOHNKE (age 41)                         Vice           Mr. Kohnke serves as Managing Director and a Director
55 Farmington Avenue                                   President      of HIMCO.  Previously he served as Vice President of
Hartford, CT 06105                                                    HIMCO (1986-1996) and Investment Manager for HIMCO
                                                                      (1983-1986). Mr. Kohnke is also a Director and Senior
                                                                      Vice President of HIFSCO and a Managing Member and
                                                                      Senior Vice President of HL Advisors.

THOMAS MICHAEL MARRA (age 41)                          Vice           Mr. Marra has served as  Chief Operating Officer since
P.O. Box 2999                                          President      2000, Executive Vice President since 1996, and as
Hartford, CT 06104-2999                                               Senior Vice President and Director since 1994 of the
                                                                      Investment Products Division of Hartford Life Insurance
                                                                      Company. Mr. Marra is also a Director and Executive
                                                                      Vice President of HIFSCO and a Managing Member and
                                                                      Executive Vice President of HL Advisors.

CHARLES MINER O'HALLORAN (age 52)                      Vice           Mr. O'Halloran has served as Senior Vice President
Hartford Plaza                                         President      since January, 1998, Corporate Secretary from 1996 to
Hartford, CT 06115                                     and Secretary  1998, Vice President since 1994 and Senior Associate
                                                                      General Counsel since 1988 of The Hartford Financial
                                                                      Services Group, Inc. Mr. O'Halloran is also a Director,
                                                                      Secretary and General Counsel of HIMCO.

GEORGE RICHARD JAY (age 47)                            Controller     Mr. Jay has served as Secretary and Director, Life and
P.O. Box 2999                                          and Treasurer  Equity Accounting and Financial Control, of Hartford
Hartford, CT 06104-2999                                               Life Insurance Company since 1987.


KEVIN J. CARR (age 45)                                 Assistant      Mr. Carr has served as Assistant General Counsel since
55 Farmington Avenue                                   Secretary      1999, Counsel since November 1996 and Associate Counsel
Hartford, CT 06105                                     and Counsel    since November 1995, of The Hartford Financial Services
                                                                      Group, Inc. Formerly he served as Counsel of Connecticut
                                                                      Mutual Life Insurance Company from March 1995 to November
                                                                      1995 and Associate Counsel of 440 Financial Group of
                                                                      Worcester from 1994 to 1995. Mr. Carr is also Counsel and
                                                                      Assistant Secretary of HL Advisors and HIFSCO and Assistant
                                                                      Secretary of HIMCO.

                                                       POSITION
                 NAME, ADDRESS, AGE                    HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                       COMPANY                       DURING LAST 5 YEARS
------------------------------------------------      -----------     ---------------------------------------------------------
CHRISTOPHER JAMES COSTA (age 35)                       Assistant      Mr. Costa has served as the Tax Manager of The
P.O. Box 2999                                          Secretary      Hartford-Sponsored Mutual Funds since July 1996.
Hartford, CT 06104-2999                                               Formerly he served as the Tax Manager and Assistant
                                                                      Treasurer of The Phoenix Mutual Funds from June 1994
                                                                      to June 1996 and as a Tax Consultant with Arthur Andersen
                                                                      LLP from September 1990 to June 1994.


     An Audit Committee and Nominating Committee have been appointed for the Company. Each Committee is made up of those directors who are not "interested persons" of the Company.

     All board members and officers of the Fund are also board members and officers of the following registered investment companies: Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Small Company HLS Fund, Inc. and Hartford Series Fund, Inc. Shares of each of these investment companies are offered to and may only be purchased by holders of variable annuity and variable life insurance contracts issued by The Hartford and its affiliates or certain qualified retirement plans.

     The sales load for Class A shares of the Company is waived for present and former officers, directors and employees of the Company, The Hartford, Wellington Management, the transfer agent and their affiliates.

     COMPENSATION OF OFFICERS AND DIRECTORS The Company pays no salaries or compensation to any of its officers or directors affiliated with The Hartford. The chart below sets forth the fees paid by the Company to the non-interested Directors for the 1999 fiscal year and certain other information:


                                                         Pension Or                                 Total Compensation
                                  Aggregate              Retirement Benefits    Estimated Annual    From Company And
                                  Compensation From      Accrued As Part Of     Benefits Upon       Fund Complex Paid To
Name of Person, Position          Company                Fund Expenses          Retirement          Directors*
Robert J. Clark, Director          $2,337.50                $0                     $0                 $8,250

Winifred E. Coleman, Director      $8,737.50                $0                     $0                 $31,000

William A. O'Neill, Director       $8,737.50                $0                     $0                 $31,000

Millard H. Pryor, Director         $7,737.50                $0                     $0                 $28,000

John K. Springer, Director         $8,737.50                $0                     $0                 $31,000



*As of December 31, 1999, there were twenty-seven funds in the Complex.


     OTHER INFORMATION ABOUT THE COMPANY The Company was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 4.8 billion shares of common stock, par value $0.001 per share (Common Stock). The shares of Common Stock are divided into fourteen series: Global Health Fund (300,000,000); Global Technology Fund (300,000,000); Small Company Fund (300,000,000 shares); Capital Appreciation Fund (300,000,000 shares); MidCap Fund (300,000,000 shares); International Opportunities Fund (300,000,000 shares); Global Leaders Fund (300,000,000 shares); Stock Fund (300,000,000 shares); Growth and Income Fund (300,000,000 shares); Dividend and Growth Fund (300,000,000 shares); Advisers Fund (400,000,000 shares); High Yield Fund (300,000,000 shares); Bond Income Strategy Fund (300,000,000 shares) and Money Market Fund (800,000,000 shares). The Board of Directors may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the Fund. The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the Directors have authorized the issuance of four classes of shares of each of the Funds designated in each instance as Class A, Class B, Class C and Class Y shares.

     The shares of the Funds are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Directors and accountants. Shares of a Fund vote together as a class on matters that affect the Fund in substantially the same manner. Matters pertaining only to one or more Funds will be voted upon only by those Funds. As to matters affecting a single class, shares of such class will vote separately. Shares of the Funds do not have cumulative voting rights. The Company and the Funds do not intend to hold annual meetings of shareholders unless required to do so by the 1940 Act or the Maryland statutes under which the Company is organized. Although Directors are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Directors. If required by applicable law, a meeting will be held to vote on the removal of a Director or Directors of the Company if requested in writing by the holders of not less than 25% of the Company's outstanding shares. Each Fund's shares are fully paid, and nonassessable and, when issued, have no preference, preemptive, conversion or similar rights and are freely transferable.

     The Company's Articles of Incorporation provide that the Directors, officers and employees of the Company may be indemnified by the Company to the fullest extent permitted by Maryland law and the federal securities laws. The Company's Bylaws provide that the Fund shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the Company. Neither the Articles of Incorporation nor the Bylaws authorize the Company to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     The start dates of each fund are as follows:

          Advisers Fund                                     July 22, 1996
          Bond Income Strategy Fund                         July 22, 1996
          Capital Appreciation Fund                         July 22, 1996
          Dividend and Growth Fund                          July 22, 1996
          International Opportunities Fund                  July 22, 1996
          Money Market Fund                                 July 22, 1996
          Small Company Fund                                July 22, 1996
          Stock Fund                                        July 22, 1996
          MidCap Fund                                       December 31, 1997
          Growth and Income Fund                            April 30, 1998
          Global Leaders Fund                               September 30, 1998
          High Yield Fund                                   September 30, 1998
          Global Health Fund                                May 1, 2000
          Global Technology Fund                            May 1, 2000


         As of January 31, 2000, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of the Company. As of that date, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:

                                                              Class A      Class B       Class C      Class Y
 SMALL COMPANY FUND
 HL Investment Advisors                                         --          11.98%         --         12.69%
 Hartford, CT

 Edward D. Jones & Co.                                        42.14%        10.40%       11.73%         --
 For the Sole Benefit of Its Customers
 Maryland Heights,  MO
 Bankers Trust Company, Trustee                                 --            --           --         62.87%
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 Saxon & Company                                                --            --           --         10.76%
 Philadelphia, PA


 Greater Orlando Aviation Authority                             --            --           --          6.65%
 FBO Employees of Greater Orlando Aviation Authority
 Orlando, FL

 CAPITAL APPRECIATION FUND

 Edward D. Jones & Co.                                        47.47%        12.34%       15.21%         --
 For the Sole Benefit of Its Customers
 Maryland Heights,  MO

 Bankers Trust Company, Trustee                                 --            --           --         77.68%
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 Greater Orlando Aviation Authority                             --            --           --          7.52%
 FBO Employees of Greater Orlando Aviation Authority
 Orlando, FL


 MIDCAP FUND

HL Investment Advisors                                         --            --            --         11.76%
 Hartford,  CT

 Edward D. Jones & Co.                                        47.66%        15.87%        9.10%         --
 For the Sole Benefit of Its Customers
 Maryland Heights,  MO

                                                              Class A      Class B       Class C      Class Y
 Bankers Trust Company, Trustee                                 --            --           --         66.82%
 The Hartford Investment & Savings Plan
 Jersey City, NJ


 INTERNATIONAL OPPORTUNITIES FUND

 HL Investment Advisors                                         --          9.03%          --         12.14%
 Hartford,  CT

 Edward D. Jones & Co.                                        70.24%        22.60%       21.37%         --
 For the Sole Benefit of Its Customers
 Maryland Heights,  MO

 Bankers Trust Company, Trustee                                 --            --           --         56.47%
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 Saxon & Company                                                --            --           --         14.99%
 Philadelphia, PA


 Hartford Life Insurance Company                                --            --           --         12.48%
 Simsbury, CT



 GLOBAL LEADERS FUND

 HL Investment Advisors                                         --            --           --         13.14%
 Hartford,  CT

 Edward D. Jones & Co.                                        53.34%        20.64%       16.73%         --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO


 FTC & Company                                                 5.92%          --           --           --
  Denver, CO
 Bankers Trust Company, Trustee                                 --            --           --         86.86%
 The Hartford Investment & Savings Plan
 Jersey City, NJ


  STOCK FUND

 Edward D. Jones & Co.                                        60.62%        16.63%       14.59%         --
 For the Sole Benefit of Its Customers
 Maryland Heights,  MO

 Saxon & Company                                                --            --           --         48.97%
 Philadelphia, PA


 Greater Orlando Aviation Authority                             --            --           --         40.37%
 FBO Employees of Greater Orlando Aviation Authority
 Orlando, FL

                                                              Class A      Class B       Class C      Class Y
 GROWTH AND INCOME FUND

 HL Investment Advisors                                         --            --           --         87.45%
 Hartford,  CT

 Edward D. Jones & Co.                                        78.13%        35.82%       28.99%         --
 For the Sole Benefit of Its Customers
 Maryland Heights,  MO

 DIVIDEND AND GROWTH FUND

 Edward D. Jones & Co.                                        67.39%        20.12%       21.21%
 For the Sole Benefit of Its Customers
 Maryland Heights, MO


 Bankers Trust Company, Trustee                                 --            --           --         76.17%
 The Hartford Investment & Savings Plan
 Jersey City, NJ


 HL Investment Advisors                                         --            --           --         14.72%
  Hartford, CT


 ADVISERS FUND

 Edward D. Jones & Co.                                        62.18%        15.67%       14.92%         --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO

 Bankers Trust Company, Trustee                                 --            --           --         96.23%
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 HIGH YIELD FUND

 HL Investment Advisors                                       42.83%        14.24%       12.57%       46.46%
 Hartford, CT

 Edward D. Jones & Co.                                        41.70%        15.92%       21.86%         --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO

 Bankers Trust Company, Trustee                                 --            --           --         53.53%
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 BOND INCOME STRATEGY FUND

 HL Investment Advisors                                       41.47%        14.75%         --          7.71%
 Hartford, CT

                                                              Class A      Class B       Class C      Class Y

 Edward D. Jones & Co.                                        36.97%        16.04%       37.09%         --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO

 Saxon & Company                                                --            --           --         48.50%
 Philadelphia, PA

 First Clearing Corporation                                     --           --          5.27%         --
 For the Sole Benefit of Peter Depaul

 Bankers Trust Company, Trustee                                 --            --           --         23.22%
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 Hartford Life Insurance Company                                --            --           --         20.57%
 Simsbury, CT


 MONEY MARKET FUND

 HL Investment Advisors                                       21.15%        8.49%          --           --
 Hartford,  CT

 Edward D. Jones & Co.                                        10.47%        8.43%        14.39%         --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO

 Bankers Trust Company, Trustee                                --            --           --         100.00%
 The Hartford Investment & Savings Plan
 Jersey City, NJ


Such information for the Global Health Fund and Global Technology Fund is not shown because each fund commenced operation in 2000.

     INVESTMENT MANAGEMENT ARRANGEMENTS The Company, on behalf of each Fund, has entered into an investment management agreement with HIFSCO. The investment management agreement provides that HIFSCO, subject to the supervision and approval of the Company's Board of Directors, is responsible for the management of each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Company. Although HIFSCO has agreed to arrange for the provision of additional services necessary for the proper operation of the Company, each Fund pays for these services directly.

     With respect to the Global Health Fund, Global Technology Fund, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund, HIFSCO has entered into a investment subadvisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Board of Directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Fund. With respect to the High Yield Fund, Bond Income Strategy Fund and Money Market Fund, HIFSCO has entered into an investment services agreement with HIMCO for the provision of the day-to-day investment management services.

     As provided by the investment management agreement, each Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value. HIFSCO, not any Fund, pays the subadvisory fees to Wellington

Management and HIMCO.

     No person other than HIMCO or Wellington Management and their directors and employees regularly furnishes advice to the Funds with respect to the desirability of the Funds investing in, purchasing or selling securities. HIMCO and Wellington Management may from time to time receive statistical or other information regarding general economic factors and trends, from The Hartford and its affiliates.

     Securities held by any Fund may also be held by other funds and other clients for which HIMCO, Wellington Management or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought by HIMCO or Wellington Management for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any Fund or client accounts (including other funds) for which HIMCO or Wellington Management act as an investment adviser, (including the Funds described herein) transactions in such securities will be made, insofar as feasible, for the respective funds and other client accounts in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of HIMCO, Wellington Management or their respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     For the last three years, each Fund has paid the following advisory fees:


FUND NAME                                                        1999
                                            Gross Fees       Fees Waived        Net Paid
Global Health Fund(1)                              --            --                 --

Global Technology Fund(1)                          --            --                 --

Small Company Fund                               956,010        8,181                947,829

Capital Appreciation Fund                      6,997,746         --                6,997,746

MidCap Fund                                      801,175       19,156                782,019

International Opportunities Fund                 654,008         --                  654,008

Global Leaders Fund                              381,290         --                  381,290

Stock Fund                                     7,147,445         --                7,147,445

Growth and Income Fund                           412,065          842                411,223

Dividend and Growth Fund                       2,838,557         --                2,838,557

Advisers Fund                                  8,125,222         --                8,125,222

High Yield Fund                                  202,354         --                  202,354

Bond Income Strategy Fund                        701,167        2,532                698,635

Money Market Fund                                360,369       71,757                288,612


      (1) Fund commenced operation in 2000.


FUND NAME                                                           1998
                                              Gross Fees         Fees Waived        Net Paid
Global Health Fund(1)                           --                     --           --

Global Technology Fund(1)                       --                     --

Small Company Fund                              $435,779              33,329         402,450

Capital Appreciation Fund                     $4,745,355               3,762       4,741,593

MidCap Fund                                     $162,458              25,070         137,388

International Opportunities Fund                $367,845              83,930         283,915

Global Leaders Fund                               $8,591              10,660               0

Stock Fund                                    $2,072,900              28,040       2,044,860

Growth and Income Fund                           $43,952               8,949          35,003

Dividend and Growth Fund                      $1,667,617               6,047       1,661,570

Advisers Fund                                 $2,704,478              17,556       2,686,922

High Yield Fund                                  $22,100               4,947          17,153

Bond Income Strategy Fund                       $365,863              20,229         345,634

Money Market Fund                               $192,694              73,325         119,369


(1) Fund commenced operation in 2000.




FUND NAME                                                        1997
                                            Gross Fees       Fees Waived       Net Paid
Global Health Fund(1)                           --               --                --

Global Technology Fund(1)                       --               --                --

Small Company Fund                              $146,564        58,906          87,658

Capital Appreciation Fund                     $1,183,411       325,718         857,693

MidCap Fund(2)                                  --               --                --

International Opportunities Fund                $133,737        97,686          36,051

Global Leaders Fund(2)                          --               --                --

Stock Fund                                      $316,618        85,728         230,890

Growth and Income Fund(2)                       --               --                --

Dividend and Growth Fund                        $326,978        93,290         233,688

Advisers Fund                                   $675,902       128,081         547,821

High Yield Fund(2)                              --               --                --

Bond Income Strategy Fund                       $153,486        47,166         106,320

Money Market Fund                               $108,150        70,901          37,249


(1) Fund commenced operation in 2000.

(2) Funds commenced operations in 1998.



         HIFSCO has agreed to limit the expenses of each of the Funds through April 30, 2001 by reimbursing each Fund when total fund expenses exceed the following percentages:

FUND NAME                                                       CLASS A                CLASSES B & C          CLASS Y
---------                                                       -------                -------------          -------
Global Health Fund                                               1.65%                     2.35%               1.20%
Global Technology Fund                                           1.65%                     2.35%               1.20%
Small Company Fund                                               1.45%                     2.15%               1.00%
Capital Appreciation Fund                                        1.45%                     2.15%               1.00%
MidCap Fund                                                      1.45%                     2.15%               1.00%
Stock Fund                                                       1.45%                     2.15%               1.00%
Growth and Income Fund                                           1.45%                     2.15%               1.00%
Dividend and Growth Fund                                         1.40%                     2.10%               0.95%
Advisers Fund                                                    1.40%                     2.10%               0.95%
International Opportunities Fund                                 1.65%                     2.35%               1.20%
Global Leaders Fund                                              1.65%                     2.35%               1.20%
High Yield Fund                                                  1.40%                     2.10%               0.95%
Bond Income Strategy Fund                                        1.25%                     1.95%               0.80%
Money Market Fund                                                1.00%                     1.70%               0.55%


     Pursuant to the investment management agreement, investment subadvisory agreement and investment services agreement, neither HIFSCO, Wellington Management nor HIMCO is liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO, HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Wellington Management has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of Wellington Management's acts or omissions related to the performance of its duties as set forth specifically in the respective subadvisory investment agreement or otherwise from Wellington Management's willful misfeasance, bad faith or gross negligence.


     HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury Connecticut 06070, was organized in 1995. As of December 31, 1999, HIFSCO had approximately $6 billion of assets under management. HIMCO is located at 55 Farmington Avenue, Hartford, Connecticut 06105. As of December 31, 1999, HIMCO and its wholly-owned subsidiary had approximately $59 billion in assets under management. HIMCO is a wholly-owned subsidiary, and HIFSCO is a majority-owned indirect subsidiary, of The Hartford Financial Services Group, Inc.



         Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1999, Wellington Management had investment management authority with respect to approximately $235 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.


     The investment management agreement, investment subadvisory agreement and investment services agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the Company including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Fund's outstanding voting securities. The contract automatically terminates upon assignment. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. The investment subadvisory agreement may be terminated at any time without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding voting securities of the respective Fund, by HIFSCO upon written notice to Wellington Management, and by Wellington Management upon 90 days' written notice to HIFSCO (with respect to that Fund only). The investment services agreement may be terminated at any time without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding voting securities of the respective Fund, by HIFSCO upon 60 days' notice to HIMCO and by HIMCO upon 90 days' written notice to HIFSCO(with respect to that Fund only). The investment subadvisory agreement and investment services agreement terminate automatically upon the termination of the corresponding investment advisory agreement.



     Each fund and each adviser, sub-adviser and principal underwriter to each fund has adopted a Code of Ethics designed to protect the interests of each fund's shareholders. Under each Code of Ethics, investment personnel are permitted to trade securities for their own account subject to a number of restrictions. Each Code of Ethics has been filed with the SEC via the EDGAR system and may be viewed by the public.

                                 FUND EXPENSES

     EXPENSES OF THE FUNDS Each Fund pays its own expenses including, without limitation: (i) expenses of maintaining the Fund and continuing its existence,
(ii) registration of the Fund under the Investment Company Act, (iii) auditing, accounting and legal expenses, (iv) taxes and interest, (v) governmental fees,
(vi) expenses of issue, sale, repurchase and redemption of Fund shares, (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker- dealer or agent under state securities laws, (viii) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (ix) expenses of reports to governmental officers and commissions, (x) insurance expenses, (xi) association membership dues, (xii) fees, expenses and disbursements of custodians for all services to the Fund, (xiii) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xiv) expenses for servicing shareholder accounts, (xv) any direct charges to shareholders approved by the Directors of the Fund, (xvi) compensation and expenses of Directors of the Fund who are not "interested persons" of the Fund, and (xvii) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its Directors and officers with respect thereto.

                           DISTRIBUTION ARRANGEMENTS

     Hartford Investment Financial Services Company ("HIFSCO") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement initially approved by the Board of Directors of the Company. HIFSCO is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (NASD). Shares of each Fund are continuously offered and sold by selected broker-dealers who have executed selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Fund bears the expenses of registering its shares with the SEC and qualifying them with state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors of the Company, including a majority of the Directors who are not parties to the Underwriting Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

     HIFSCO has been authorized by the Funds to receive purchase and redemption orders on behalf of the Funds. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Fund's behalf. In these circumstances the Funds will be deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders will be priced at the Funds' net asset value next computed, including any applicable sales charges, after they are received by the authorized brokers or the broker's authorized designee and accepted by the Funds.

     HIFSCO and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Company's shares and/or for the servicing of those shares. These payments ("Additional Payments") are in addition to sales commissions reallowed to dealers. These Additional Payments may take the form of "due diligence" payments for a broker's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, HIFSCO and its affiliates make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Funds. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a broker or financial institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the brokers or financial institutions involved. Furthermore, and subject to NASD regulations, HIFSCO and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of brokers or financial institutions and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different broker-dealers or financial institutions, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. For the fiscal year ended December 31, 1999, HIFSCO or its affiliates paid $6,615,683 in connection with the above-referenced programs.


     The aggregate dollar amount of commissions received by the underwriter for the sale of shares for the last three fiscal years is as follows:


                      FRONT-END SALES
     YEAR               COMMISSIONS              CDSC           AMOUNT REALLOWED        AMOUNT RETAINED
 1999

    Class A            $44,026,385              $    ---           $38,230,590             $5,795,795
    Class B                    ---            $4,171,347                   ---             $4,171,347
    Class C             $8,492,615              $327,446            $8,492,615               $327,446
    Class Y           N/A                      N/A                   N/A                    N/A
 1998
    Class A            $29,655,287              $    ---           $24,801,860            $4,853,427
    Class B                    ---            $1,823,536                   ---            $1,823,536
    Class C             $1,167,150                $9,030            $1,167,150                $9,030
    Class Y           N/A                      N/A                   N/A                   N/A
 1997
    Class A           $18,438,468                $   ---           $15,995,514            $2,442,954
    Class B                   ---                $90,860                   ---               $90,860
    Class C           N/A                      N/A                   N/A                   N/A
    Class Y           N/A                      N/A                   N/A                   N/A


     Generally commissions are reallowed to broker-dealers as follows:

Global Health, Global Technology, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund, and Advisers Fund.

                                           FRONT-END SALES       FRONT-END SALES
                                             CHARGE AS A           CHARGE AS A          COMMISSION AS
                                            PERCENTAGE OF     PERCENTAGE OF AMOUNT      PERCENTAGE OF
AMOUNT OF PURCHASE                         OFFERING PRICE           INVESTED           OFFERING PRICE

Less than $50,000                               5.50%                 5.82%                 4.75%

$50,000 or more but less than $100,000          4.50%                 4.71%                 4.00%

$100,000 or more but less than $250,000         3.50%                 3.63%                 3.00%

                                           FRONT-END SALES       FRONT-END SALES
                                             CHARGE AS A           CHARGE AS A          COMMISSION AS
                                            PERCENTAGE OF     PERCENTAGE OF AMOUNT      PERCENTAGE OF
AMOUNT OF PURCHASE                         OFFERING PRICE           INVESTED           OFFERING PRICE

$250,000 or more but less than $500,000         2.50%                 2.56%                 2.00%

$500,000 or more but less than $1               2.00%                 2.04%                 1.75%
million

$1 million or more                               0%                    0%                    0%

The Bond Income Strategy Fund and High Yield Fund

                                           FRONT-END SALES       FRONT-END SALES
                                             CHARGE AS A           CHARGE AS A          COMMISSION AS
                                            PERCENTAGE OF     PERCENTAGE OF AMOUNT      PERCENTAGE OF
AMOUNT OF PURCHASE                         OFFERING PRICE           INVESTED           OFFERING PRICE
Less than $50,000                               4.50%                 4.71%                 3.75%

$50,000 or more but less than $100,000          4.00%                 4.17%                 3.50%

$100,000 or more but less than $250,000         3.50%                 3.63%                 3.00%

$250,000 or more but less than $500,000         2.50%                 2.56%                 2.00%

$500,000 or more but less than $1               2.00%                 2.04%                 1.75%
million

$1 million or more                               0%                    0%                    0%

     The Class A shares of the Money Market Fund do not collect an up-front sales charge.

     The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, the distributor may provide compensation to dealers of record for certain shares purchased without a sales charge.

     The distributor pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 2% of the purchase price of Class C shares purchased through dealers.

     HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06070. HIFSCO was organized as a Delaware Corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

                          DISTRIBUTION FINANCING PLANS

     The Company has adopted separate distribution plans (the "Plans") for Class A, Class B and Class C shares of each Fund pursuant to appropriate resolutions of the Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

     CLASS A PLAN Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. All or any portion of this fee may be remitted to brokers who provide distribution or shareholder account services.

     CLASS B PLAN Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. All or any portion of such fees may be remitted to brokers who assist in the distribution of Class B shares or provide maintenance and personal services to existing Class B shareholders. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

     CLASS C PLAN Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. All or any portion of such fees may be remitted to brokers who assist in the distribution of Class C shares or provide maintenance and personal services to existing Class C shareholders. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

     GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including (a) payment of initial and ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell each Fund's shares;
(b) compensation to employees of the Distributor; (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information; (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, advertisements and other distribution-related expenses (including personnel of HIFSCO) and for the provision of personal service and/or the maintenance of shareholder accounts. These plans are considered compensation type plans which means HIFSCO is paid the agreed upon fee regardless of HIFSCO's expenditures.

     In accordance with the terms of the Plans, HIFSCO provides to each Fund, for review by the Company's Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors' quarterly review of the Plans, they review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

     The Plans were adopted by a majority vote of the Board of Directors, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economics of scale. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     For the fiscal year ended December 31, 1999, the funds paid the 12b-1 fees listed below. The entire amount of these 12b-1 fees were paid to broker-dealers as compensation.


                 FUND NAME                                 CLASS A              CLASS B                  CLASS C

Global Health Fund(1)                                $         --            $         --             $        --
Global Technology Fund(1)                                      --                      --                      --
Small Company Fund                                         162,147                270,207                 116,888
Capital Appreciation Fund                                1,423,801              3,599,600                 592,587
MidCap Fund                                                155,392                200,598                 130,360
International Opportunities Fund                           122,652                146,819                  49,106
Global Leaders Fund                                         79,582                 67,808                  95,685
Stock Fund                                               1,446,747              3,137,282               1,468,802
Growth and Income Fund                                      91,578                 89,253                 119,392
Dividend and Growth Fund                                   643,493              1,176,527                 248,846
Advisers Fund                                            1,531,601              4,124,087               2,035,829
High Yield Fund                                             41,605                 48,058                  60,969
Bond Income Strategy Fund                                  166,420                206,425                 122,735
Money Market Fund                                          121,181                186,516                  50,893

(1) Fund commenced operation in 2000.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors and HIFSCO, HIMCO and Wellington Management are primarily responsible for the investment decisions of each Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest possible spread or commission. Upon instructions from the Funds, HIMCO and Wellington Management may direct brokerage transactions to broker/dealers who also sell shares of the Funds.

     HIMCO and Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the

Money Market Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Money Market Fund for such purchases or sales.


     While HIMCO and Wellington Management (as applicable) seek to obtain the most favorable net results in effecting transactions in a Fund's portfolio securities, dealers who provide supplemental investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of HIMCO or Wellington Management, a Fund will be benefited by such supplemental research services, HIMCO and Wellington Management are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by HIMCO and Wellington Management under the investment advisory agreement or the investment subadvisory agreement. The expenses of HIMCO and Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. HIMCO and Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Funds may benefit from such research obtained by HIMCO and Wellington Management for portfolio transactions for other clients.


     Investment decisions for the Funds will be made independently from those of any other clients that may be (or in the future may be) managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of the Company's Board of Directors, available securities may be allocated to each Fund or other client account and may be averaged as to price in whatever manner HIMCO or Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).

     For the last three years, each Fund has paid the following brokerage commissions:


FUND NAME                                        1999             1998              1997
Global Health Fund(1)                                 --                --               --
Global Technology Fund(1)                             --                --               --
Small Company Fund                              $262,944          $258,125         $103,548
Capital Appreciation Fund                     $3,338,606        $1,918,244         $748,835
MidCap Fund                                     $317,948           $69,953              N/A
International Opportunities Fund                $435,577          $323,177         $111,809
Global Leaders Fund                             $333,147            $8,170(2)           N/A
Stock Fund                                    $1,152,055          $438,905          $78,586
Growth and Income Fund                           $84,557            $9,411(3)           N/A
Dividend and Growth Fund                        $507,956          $384,710         $101,358
Advisers Fund                                   $803,957          $319,625          $95,434
High Yield Fund                                      N/A              N/A               N/A
Bond Income Strategy Fund                            N/A              N/A               N/A
Money Market Fund                                    N/A              N/A               N/A


(1) Fund commenced operation in 2000.

(2) From inception date (September 30, 1998) through December 31, 1998.

(3) From inception date (April 30, 1998) through December 31, 1998.

     Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.


        DETERMINATION OF NET ASSET VALUE



     The net asset value of the shares of each Fund is determined by Hartford Life Insurance Company, ("Hartford Life") an affiliate of The Hartford, in the manner described in the Funds' Prospectus. The Funds will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each Fund other than the Money Market Fund will be valued as follows: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other Funds' short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.


     Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Directors.

     The net asset value per share of the Money Market Fund is determined by using the amortized cost method of valuing its portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all Funds, securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value.

     The amortized cost method of valuation permits the Money Market Fund to maintain a stable $1.00 net asset value per share. The Company's Board of Directors periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Board of Directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the Board of Directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities).

     A Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per share. A Fund's offering price per Class C share is determined by adding the initial sales charge to the net asset value per share. Class B, Class Y shares and the Class A shares of the Money Market Fund are offered at net asset value without the imposition of an initial sales charge.

       PURCHASE AND REDEMPTION OF SHARES


     For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Funds' Prospectus.

     For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Funds' Prospectus.


     RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors Rights of Accumulation under which investors are permitted to purchase Class A shares of any Funds of the Company at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any Funds of the Company and the current account value of certain annuity or variable life contracts issued by affiliates of The Hartford. These products currently include variable annuities and variable life insurance products where at least one Hartford-sponsored fund (other than a money market fund) is offered and the following fixed annuities: CRC, Saver, Saver Bonus and Harvester. The insurance product must be owned by a natural person (not part of a group product). For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. A family member is a spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. The Transfer Agent must be notified by you or your broker each time a qualifying purchase is made.


     LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Company owned by the shareholder. Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, National Financial Data Services, Inc. ("NFDS"), the Company's transfer agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to NFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by NFDS pay such difference in sales charge, NFDS will redeem an appropriate number of escrowed shares in order to realize such difference. The Letter of Intent may be backdated up to 90 days. Additional information about the terms of the Letter of Intent are available from your registered representative or from NFDS at 1-888-843-7824.

     SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares and Money Market Fund shares not subject to a CDSC (except as noted below) of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 per Fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

     Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

     SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

     The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

     Special Redemptions. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90 day period for any one account.

     DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

     Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

     The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


     In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, (3) effective June 1, 2000, shares representing an increase over the original purchase cost, and (4) Class B shares held the longest during the six-year period.


     When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

     Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select selling brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

     The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC in the following cases:

     - to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

     -    because of shareholder death or disability,

     -    because of the death or disability of the grantor of a living trust,

     - under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

     -    for retirement plans under the following circumstances:
          (1) to return excess contributions,

          (2) hardship withdrawals as defined in the plan,

          (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

          (4) to meet minimum distribution requirements under the Internal Revenue Code,

          (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

          (6) after separation from service.

SUSPENSION OF REDEMPTIONS


     A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or (3) for such other periods as the Securities and Exchange Commission may permit for the protection of investors.



                             INVESTMENT PERFORMANCE


MONEY MARKET FUND

     In accordance with regulations prescribed by the SEC, the Company is required to compute the Money Market Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

     The SEC also permits the Company to disclose the effective yield of the Money Market Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


     For the seven-day period ending December 31, 1999, the Money Market Fund's annualized yield for Class A, Class B, Class C and Class Y shares was 4.77%, 4.07%, 4.06% and 5.22% respectively. For the same period, the effective yield for Class A, Class B, Class C and Class Y shares was 4.88%, 4.15%, 4.14% and 5.36% respectively.



     The yield on amounts held in the Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund, any defaults by issuers of instruments held by the money market fund and its operating expenses.

OTHER FUNDS

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for Class A, Class B, Class C and Class Y shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                  P(1+T)n = ERV
Where:
P        =    a hypothetical initial payment of
              $1,000, less the maximum sales load
              applicable to a Fund

T        =    average annual total return



n        =    number of years

ERV      =    ending redeemable value of the
              hypothetical $1,000 initial payment
              made at the beginning of the
              designated period (or fractional
              portion thereof)







     The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of a Fund, or of a hypothetical investment in a class of a Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

     Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.



     Each Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.



     NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

     The charts below set forth certain standardized and non-standardized performance information as of December 31, 1999 for the Class A, Class B, Class C and Class Y shares of each Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below. Total return of the shares would have been lower without the expense limitation effected by HIFSCO. Returns shown that include sales charges reflect the maximum sales charges and are standardized average annual quotations, returns which do not include sales charges are non-standardized returns.



Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the SMALL COMPANY FUND



(Date of Inception:         Class A, Class B and Class Y Shares, July 22, 1996;
                            Class C Shares, July 31, 1998):



                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)
  Class A Shares                 65.66%             56.55%             30.34%             28.22%
  Class B Shares                 64.46%             59.46%             29.46%             29.00%
  Class C Shares                 64.58%             61.93%             29.52%             29.14%
  Class Y Shares                 66.37%               N/A              30.94%              N/A



Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the CAPITAL APPRECIATION FUND



(Date of Inception:         Class A, Class B and Class Y Shares, July 22, 1996;
                            Class C Shares, July 31, 1998):


                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)
  Class A Shares                 66.76%             57.59%             45.97%             43.60%
  Class B Shares                 65.58%             60.58%             44.99%             44.64%
  Class C Shares                 65.44%             62.79%             44.98%             44.56%
  Class Y Shares                 67.49%               N/A              46.64%              N/A




Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the MIDCAP FUND



(Date of Inception:      Class A, Class B and Class Y Shares, December 31, 1997;
                         Class C Shares, July 31, 1998):


                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)
  Class A Shares                 50.17%             41.91%             35.85%             32.07%
  Class B Shares                 49.10%             44.10%             34.93%             33.81%
  Class C Shares                 49.22%             46.73%             34.97%             34.29%
  Class Y Shares                 50.87%               N/A              36.44%              N/A

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the INTERNATIONAL OPPORTUNITIES FUND

(Date of Inception:      Class A, Class B and Class Y Shares, December 31, 1997;
                         Class C Shares, July 31, 1998):


                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)
  Class A Shares                 39.13%             31.48%             16.80%             14.90%
  Class B Shares                 38.11%             33.11%             16.01%             15.40%
  Class C Shares                 37.98%             35.60%             16.00%             15.66%
  Class Y Shares                 39.63%               N/A              17.33%              N/A



Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the GLOBAL LEADERS FUND


(Date of Inception:        September 30, 1998):


                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)

  Class A Shares                 47.68%             39.56%             68.74%             61.28%
  Class B Shares                 46.64%             41.64%             67.59%             64.78%
  Class C Shares                 46.64%             44.17%             67.59%             65.54%
  Class Y Shares                 48.39%               N/A              69.60%              N/A



Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the STOCK FUND


(Date of Inception:        Class A, Class B and Class Y Shares, July 22, 1996;
                           Class C Share, July 31, 1998):


                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)

  Class A Shares                 22.31%             15.58%             29.65%             27.53%
  Class B Shares                 21.46%             16.46%             28.74%             28.27%
  Class C Shares                 21.40%             19.19%             28.70%             28.33%
  Class Y Shares                 22.91%               N/A              30.21%              N/A

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the GROWTH AND INCOME FUND


(Date of Inception:      Class A, Class B and Class Y Shares, April 30, 1998;
                         Class C Shares, July 31, 1998):

                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)

  Class A Shares                 20.80%             14.16%             21.60%             17.55%
  Class B Shares                 20.00%             15.00%             20.75%             18.63%
  Class C Shares                 19.98%             17.78%             20.78%             20.06%
  Class Y Shares                 21.45%               N/A              22.24%              N/A



Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the DIVIDEND AND GROWTH FUND


(Date of Inception:        Class A, Class B and Class Y Shares, July 22, 1996;
                           Class C Shares, July 31, 1998):


                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)

  Class A Shares                  4.57%             -1.18%             18.76%             16.83%
  Class B Shares                  3.82%             -1.18%             17.91%             17.33%
  Class C Shares                  3.76%              1.72%             17.92%             17.58%
  Class Y Shares                  5.10%               N/A              19.27%              N/A



Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the ADVISERS FUND


(Date of Inception:        Class A, Class B and Class Y Shares, July 22, 1996;
                           Class C Shares, July 31, 1998):

                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)

  Class A Shares                 12.08%              5.92%             19.87%             17.92%
  Class B Shares                 11.29%              6.29%             19.06%             18.49%
  Class C Shares                 11.29%              9.18%             19.03%             18.69%
  Class Y Shares                 12.62%               N/A              20.43%              N/A

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the HIGH YIELD FUND


(Date of Inception:        September 30, 1998):


                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)
  Class A Shares                  3.47%             -1.19%              5.49%             1.68%
  Class B Shares                  2.80%             -2.21%              4.73%             1.56%
  Class C Shares                  2.81%              0.78%              4.75%             3.12%
  Class Y Shares                  3.98%               N/A               6.05%              N/A



Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the BOND INCOME STRATEGY FUND


(Date of Inception:        Class A, Class B and Class Y Shares, July 22, 1996;
                           Class C Shares, July 31, 1998):


                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)

  Class A Shares                 -2.71%             -7.09%              6.07%             4.66%
  Class B Shares                 -3.30%             -8.30%              5.33%             4.55%
  Class C Shares                 -3.36%             -5.33%              5.31%             5.01%
  Class Y Shares                 -2.31%               N/A               6.54%              N/A




Average annual total return based on the value of a $1,000 Investment in the Class A, Class B and Class Y Shares of the MONEY MARKET FUND
(Date of Inception:        Class A and Class Y Shares, July 22, 1996;
                           Class B Shares, August 22, 1997;
                           Class C Shares, July 31, 1998):



                                          One Year                          Since Inception
                              Total Return       Total Return       Total Return       Total Return
                               (excluding         (including         (excluding         (including
                              sales charge)      sales charge)      sales charge)     sales charge)

  Class A Shares                  4.32%              4.32%              4.58%             4.58%
  Class B Shares                  3.59%             -1.41%              3.83%             2.20%
  Class C Shares                  3.59%              1.55%              3.82%             3.38%
  Class Y Shares                  4.80%               N/A               5.10%              N/A


     Such information for the Global Health Fund and Global Technology Fund is not shown because each fund commenced operation in 2000.

     Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Funds' Prospectus).

     Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                 2[(a-b/cd) + 1)(6) - 1]
Where:
a        =    net investment income earned during
              the period attributable to the subject
              class
b        =    net expenses accrued for the period
              attributable to the subject class


c         =   the average daily number of shares of
              the subject class outstanding during
              the period that were entitled to
              receive dividends
d        =    the maximum offering price per share
              of the subject

     Net investment income will be determined in accordance with rules established by the SEC. The price per share of Class A shares will include the maximum sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased, and the price per share of Class C shares will include the sales charge imposed on purchases of Class C shares.


     For the thirty-day period ended December 31, 1999, the Bond Income Strategy Fund's 30-day yield for Class A, Class B, Class C and Class Y was 5.7%, 5.3%, 5.2% and 6.4% respectively. For that same period, the 30-day yield for the Class A, Class B, Class C and Class Y shares of the High Yield Fund was 8.5%, 8.1%, 7.9% and 9.4% respectively.





     GENERAL INFORMATION From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

     The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

     The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

     The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

     The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

     The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

     The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

     The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

     The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

     The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

     The Goldman Sachs Healthcare Index is a modified capitalization weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 87 names in the Index.

     The Goldman Sachs Technology Index is a modified capitalization weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 159 names in the Index.

     In addition, from time to time in reports and promotions: (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

     Each Fund's investment performance may be advertised in various financial publications, newspapers, magazines including the following:




Across the Board
Advertising Age
Adviser's Magazine
Adweek
Agent
American Banker
American Agent and Broker
Associated Press
Barron's
Best's Review
Bloomberg
Broker World
Business Week
Business Wire
Business News Features
Business Month
Business Marketing
Business Daily
Business Insurance
California Broker
Changing Times
Consumer Reports
Consumer Digest
Crain's
Dow Jones News Service
Economist
Entrepreneur
Entrepreneurial Woman
Financial Services Week
Financial World
Financial Planning
Financial Times
Forbes
Fortune
Hartford Courant
Inc
Independent Business
Institutional Investor
Insurance Forum
Insurance Advocate Independent
Insurance Review Investor's
Insurance Times
Insurance Week
Insurance Product News
Insurance Sales
Investment Dealers Digest
Investment Advisor
Journal of Commerce
Journal of Accountancy
Journal of the American Society of CLU & ChFC
Kiplinger's Personal Finance
Knight-Ridder
Life Association News
Life Insurance Selling
Life Times
LIMRA's MarketFacts
Lipper Analytical Services, Inc.
MarketFacts
Medical Economics
Money
Morningstar, Inc.
Nation's Business
National Underwriter
New Choices (formerly 50 Plus)
New England Business
New York Times
Pension World
Pensions & Investments
Professional Insurance Agents
Professional Agent
Registered Representative
Reuter's
Rough Notes
Round the Table
Service
Success
The Standard
The Boston Globe
The Washington Post
Tillinghast
Time
U.S. News & World Report
U.S. Banker
United Press International
USA Today
Value Line
Wall Street Journal
Wiesenberger Investment
Working Woman


     From time to time the Company may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

     The Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                     TAXES

     Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

     Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

     If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

     Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If qualified, a fund may elect to pass through such foreign taxes and any associated tax deductions or credits to their shareholders, who therefore generally will report such amounts on their own tax returns.


     For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.


     Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

     Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

     Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options, and forward transactions.

     Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

     A Fund may recognize gain with respect to appreciated stock, debt, and partnership interests upon entering into short sales, offsetting notional principal contracts, futures, forwards, and options with respect to the same or substantially identical property.

     Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Funds' prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

     At the time of an investor's purchase of shares of a Fund (other than Money Market Fund), a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

     Upon a redemption of shares of a Fund, other than Money Market Fund, (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, will be taxed depending upon the shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends or capital gain distributions automatically. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

     For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend and distributed and designated by the Fund may be treated as qualifying dividends. The holding period for dividends on preferred stock is 91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

     Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund.

     STATE AND LOCAL Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              PRINCIPAL UNDERWRITER

     HIFSCO, the investment manager of each Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.


                                   CUSTODIAN

     Portfolio securities of each Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                            TRANSFER AGENT SERVICES

     National Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105, is the transfer agent for each Fund.

                         INDEPENDENT PUBLIC ACCOUNTANTS


     The audited financial statements and financial highlights have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                               OTHER INFORMATION

     The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Funds at any time, or to grant the use of such name to any other company.

                 FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

     The financial statements and financial highlights of the Company as of and for the year ended December 31, 1999, together with the notes thereto and report of Arthur Andersen LLP, independent public accountants, contained in the Company's annual report as filed with the Securities and Exchange Commission are incorporated by reference into this Statement of Additional Information.

                                    APPENDIX

     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

     STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

     AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

     BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     RATING OF COMMERCIAL PAPER

     Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

     MOODY'S

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:





     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

     -    Liquidity ratios are adequate to meet cash requirements.

Liquidity ratios are basically as follows, broken down by the type of issuer:

          Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

          Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

          Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

     - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

     - The issuer has access to at least two additional channels of borrowing.

     - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

     - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

     -    The reliability and quality of management are unquestioned.

                                     PART C

                                OTHER INFORMATION


Item 23.   Exhibits
--------   --------
           a.         Articles of Incorporation(1)
           b.         By-Laws(1)
           c.         Not Applicable
           d.(i)      Form of Investment Advisory Agreement(1)
           d.(ii)     Form of Sub-Advisory Agreement(1)
           d.(iii)    Investment Management Agreement with Hartford Investment
                           Financial Services Company(3)
           d.(iv)     Investment Sub-Advisory Agreement with Wellington
                           Management Company LLP(3)
           d.(v)      Investment Services Agreement with The Hartford Investment
                           Management Company(3)
           d.(vi)     Form of Amendment Number 1 to Investment Management
                           Agreement(4)
           d.(vii)    Form of Amendment Number 1 to Sub-Advisory Agreement
                           between Hartford Investment Financial Services
                           Company and Wellington Management Company LLP(4)
           d.(viii)   Form of Amendment Number 2 to Investment Management
                           Agreement(5)
           d.(ix)     Form of Amendment Number 2 to Sub-Advisory Agreement
                           between Hartford Investment Financial Services
                           Company and Wellington Management Company LLP(5)
           d.(x)      Form of Amendment Number 1 to Investment Services
                           Agreement with The Hartford Investment Management
                           Company(8)
           d.(xi)     Form of Amendment Number 3 to Investment Management
                           Agreement(8)




-------------------
(1)  Filed with Registrant's Initial Registration Statement on April 9, 1996.
(2)  Filed with Registrant's Pre-Effective Amendment #1 on June 27, 1996.
(3)  Filed with Registrant's Post-Effective Amendment #3 on June 20, 1997.
(4)  Filed with Registrant's Post-Effective Amendment #4 on October 16, 1997.
(5)  Filed with Registrant's Post-Effective Amendment #5 on February 6, 1998.
(6)  Filed with Registrant's Post-Effective Amendment #6 on April 24, 1998.
(7)  Filed with Registrant's Post-Effective Amendment #7 on May 13, 1998.
(8)  Filed with Registrant's Post-Effective Amendment #9 on July 15, 1998.
(9) Incorporated by reference to Registrant's filing pursuant to Rule 30d-1 of the Investment Company Act of 1940.
(10) Incorporated by reference to Registrant's NSAR-B filed on February 28,
     2000.
(11) Filed with Registrant's Post-Effective Amendment #12 on April 26, 1999.
(12) Filed with Registrant's Post-Effective Amendment #13 on February 2, 2000.

           d.(xii)    Form of Amendment Number 3 to Sub-Advisory Agreement
                           between Hartford Investment Financial Services
                           Company and Wellington Management Company LLP(8)
           d.(xiii)   Form of Amendment Number 4 to Investment Management
                           Agreement(12)
           d.(xiv)    Form of Amendment Number 4 to Sub-Advisory Agreement
                           between Hartford Investment Financial Services
                           Company and Wellington Management Company LLP(12)
           e.(i)      Form of Principal Underwriting Agreement(1)
           e.(ii)     Form of Dealer Agreement with the Distributor(2)
           e.(iii)    Form of Amendment Number 1 to Principal Underwriting
                           Agreement(4)
           e.(iv)     Form of Amendment Number 2 to Principal Underwriting
                           Agreement(5)
           e.(v)      Form of Amendment Number 3 to Principal Underwriting
                           Agreement(8)
           e.(vi)     Form of Amendment Number 4 to Principal Underwriting
                           Agreement(12)
           f.         Not Applicable
           g.(i)      Form of Custodian Agreement(2)
           g.(ii)     Form of Amendment Number 1 to Custodian Agreement(4)
           g.(iii)    Form of Amendment Number 2 to Custodian Agreement(5)
           g.(iv)     Form of Amendment Number 3 to Custodian Agreement(8)
           g.(v)      Form of Amendment Number 4 to Custodian Agreement(12)
           h.(i)      Form of Transfer Agency and Service Agreement(2)
           h.(ii)     Form of Amendment Number 1 to Transfer Agency and Service
                           Agreement(4)
           h.(iii)    Form of Amendment Number 2 to Transfer Agency and Service
                           Agreement(5)
           h.(iv)     Form of Amendment Number 3 to Transfer Agency and Service
                           Agreement(7)
           h.(v)      Form of Amendment Number 4 to Transfer Agency and Service
                           Agreement(8)
           h.(vi)     Form of Amendment Number 5 to Transfer Agency and Service
                           Agreement(12)
           i.         Opinion and Consent of Counsel
           j.         Consent of Independent Public Accountants
           k.         1999 Annual Report to Shareholders' Financial Statements(9)
           l.         Not Applicable
           m.(i)      Form of Rule 12b-1 Distribution Plan for Class A Shares(1)
           m.(ii)     Form of Rule 12b-1 Distribution Plan for Class B Shares(1)
           m.(iii)    Form of Rule 12b-1 Distribution Plan for Class C Shares(7)
           m.(iv)     Form of Amended Rule 12b-1 Distribution Plan for Class
                           A Shares(4)
           m.(v)      Form of Amended Rule 12b-1 Distribution Plan for Class B
                           Shares(4)
           m.(vi)     Form of Amendment Number 1 to Amended and Restated Rule
                           12b-1 Distribution Plan for Class A Shares(5)
           m.(vii)    Form of Amendment Number 1 to Amended and Restated Rule
                           12b-1 Distribution Plan for Class B Shares(5)

           m.(viii)   Form of Amendment Number 2 to Amended and Restated Rule
                           12b-1 Distribution Plan for Class A Shares(8)
           m.(ix)     Form of Amendment Number 2 to Amended and Restated Rule
                           12b-1 Distribution Plan for Class B Shares(8)
           m.(x)      Form of Amendment Number 1 to Rule 12b-1 Distribution Plan
                           for Class C Shares(8)
           m.(xi)     Form of Amendment Number 3 to Amended and Restated Rule
                           12b-1 Distribution Plan for Class A Shares(12)
           m.(xii)    Form of Amendment Number 3 to Amended and Restated Rule
                           12b-1 Distribution Plan for Class B Shares(12)
           m.(xiii)   Form of Amendment Number 2 to Rule 12b-1 Distribution Plan
                           for Class C Shares(12)
           n.         Not Applicable
           o.(i)      Form of Rule 18f-3 Plan(1)
           o.(ii)     Form of Amended Rule 18f-3 Plan(4)
           o.(iii)    Form of Amendment Number 1 to Amended and Restated Rule
                           18f-3 Plan(5)
           o.(iv)     Form of Amended and Restated Rule 18f-3 Plan to Add Class
                           C Shares(7)
           o.(v)      Form of Amendment Number 1 to Amended and Restated Rule
                           18f-3 Plan which added Class C Shares(8)
           o.(vi)     Form of Amendment Number 2 to Amended and Restated Rule
                           18f-3 Plan which added Class C Shares(12)
           p.(i)      Code of Ethics of HL Investment Advisors LLC and Hartford
                           Investment Management Company
           p.(ii)     Code of Ethics of Hartford Securities Distribution Company
           p.(iii)    Code of Ethics of Wellington Management Company LLP
           q.         Power of Attorney

Item 24.   Persons controlled by or under Common Control with Registrant

           Inapplicable

Item 25.   Indemnification

           Reference is made to Article V of the Articles of Incorporation filed with Registrant's Initial Registration Statement on April 9, 1996.

Item 26. Business and Other Connections of Investment Adviser.

           Hartford Investment Financial Services Company serves as investment adviser to each of the portfolios included in this Registration Statement.

                       Position with Hartford
                       Investment Financial
Name                   Services Company          Other Business
----                   ----------------          --------------
Lowndes A. Smith       President and             President and Chief Executive
                       Chief Executive Officer   Officer of Hartford Life, Inc.
                                                 ("H.L. Inc.")(1)

Thomas M. Marra        Executive Vice            Chief Operating Officer of
                       President-Sales and       H.L. Inc.
                       Distribution


David Znamierowski     Senior Vice President-    Chief Investment Officer of
                       Investments               H.L. Inc.

Peter W. Cummins       Senior Vice President-    Senior Vice President of
                       Sales and Distribution    H.L. Inc.

Andrew W. Kohnke       Senior Vice President-    Managing Director of Hartford
                       Investments               Investment Management Company
                                                 ("HIMCO")(2)

Lynda Godkin           Senior Vice President,    General Counsel of H.L. Inc.
                       Secretary and General
                       Counsel

David Foy              Senior Vice President     Chief Financial Officer of
                       and Treasurer             H.L. Inc.

George R. Jay          Controller                Assistant Vice President of
                                                 H.L. Inc.

David N. Levenson      Vice President            Vice President of H.L. Inc.

David A. Carlson       Vice President and        Vice President and Director of
                       Director of Taxes         Taxes of H.L. Inc.

Mark E. Hunt           Vice President            Vice President of Hartford Life
                                                 Insurance Company ("HLIC")(3)

     (1) The principal business address for H.L. Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

     (2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.
     (3) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

Item 27.   Principal Underwriters

         Hartford Investment Financial Services Company ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is the principal underwriter for no other investment companies.

         The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

 Name and Principal                                               Position and Offices
  Business Address*    Positions and Offices with Underwriter        with Registrant
  -----------------    --------------------------------------        ---------------

Lowndes A. Smith       President and Chief Executive Officer      Chairman of the Board

Thomas M. Marra        Executive Vice President-Sales and         Vice President
                       Distribution

David Znamierowski     Senior Vice President-Investments          President

Peter W. Cummins       Senior Vice President-Sales and            Vice President
                       Distribution

Andrew W. Kohnke       Senior Vice President-Investments          Vice President

Lynda Godkin           Senior Vice President, Secretary and       None
                       General Counsel

David Foy              Senior Vice President-Treasurer            None

George R. Jay          Controller                                 Treasurer and Controller

David N. Levenson      Vice President                             None

David A. Carlson       Vice President and Director of Taxes       None

Mark E. Hunt           Vice President                             None


     *Principal business address is 200 Hopmeadow Street, Simsbury, CT  06089

Item 28.   Location of Accounts and Records


         Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, National Financial Data Services, 330 West 9th Street, Kansas City, MO 64105. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.   Management Services

           Not Applicable

Item 30.   Undertakings

           Not Applicable

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of April, 2000.



                                            THE HARTFORD MUTUAL FUNDS, INC.



                                            By:                  *
                                               ---------------------------------
                                                  David M. Znamierowski
                                                  Its: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                    TITLE                         DATE
---------                    -----                         ----


         *                   President                     April 19, 2000
------------------------     (Chief Executive Officer
David M. Znamierowski        & Director)


         *                   Controller & Treasurer        April 19, 2000
------------------------     (Chief Accounting Officer &
George R. Jay                Chief Financial Officer)


         *                   Director                      April 19, 2000
------------------------
Robert J. Clark


         *                   Director                      April 19, 2000
------------------------
Winifred E. Coleman


         *                   Director                      April 19, 2000
------------------------
William A. O'Neill



         *                   Director                      April 19, 2000
------------------------
Millard H. Pryor, Jr.


         *                   Director                      April 19, 2000
------------------------
Lowndes A. Smith


         *                   Director                      April 19, 2000
------------------------
John K. Springer


    /s/ Kevin J. Carr                                      April 19, 2000
------------------------
* By Kevin J. Carr
        Attorney-in-fact

                                  EXHIBIT INDEX



Exhibit No.
-----------

i.            Opinion and Consent of Counsel

j.            Consent of Independent Public Accountants

p.(i)         Code of Ethics of HL Investment Advisors LLC and Hartford
                   Investment Management Company

p.(ii)        Code of Ethics of Hartford Securities Distribution Company

p.(iii)       Code of Ethics of Wellington Management Company LLP

q.            Power of Attorney